Allstate Life of New York Variable Life Separate Account A
Financial Statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Directors of Allstate Life Insurance Company and
Allstate Life Insurance Company of New York and the
Policyholders of Allstate Life of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Variable Life Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of Allstate Life Insurance Company of New York (the sponsor Company) since 1995.

Appendix A
Allstate Life of New York Variable Life Separate Account A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AB VPS Growth and Income Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS International Growth Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS International Value Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS Small Cap Growth Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS Small/Mid Cap Value Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Balanced Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Capital Appreciation Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Large Cap Growth Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger MidCap Growth Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Small Cap Growth Portfolio Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
DWS Equity 500 Index VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Income Builder VIP Class A II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Small Cap Index VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP ContrafundSM Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
Fidelity® VIP Emerging Markets Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Equity-Income PortfolioSM Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Government Money Market Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Growth & Income Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Growth Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity® VIP High Income Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Index 500 Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Index 500 Portfolio Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Mid Cap Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Overseas Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Real Estate Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Value Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
Fidelity® VIP Value Strategies Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Global Bond VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Income VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Mutual Shares VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Small Cap Value VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Strategic Income VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton U.S. Government Securities VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Guggenheim VT U.S. Long Short Equity Fund	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II	-	For the Period April 30, 2020* to June 12, 2020#	For the Period April 30, 2020* to June 12, 2020#	For the Period April 30, 2020* to June 12, 2020#
Invesco Oppenheimer V.I. Global Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Fund® Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period April 28, 2017* to December 31, 2017 and For the Three Years ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Two Years Ended December 31, 2020
Invesco V.I. Government Securities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Growth and Income Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and For the Two Years ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Fund Series I	-	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Mid Cap Growth Fund Series II	-	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Value Opportunity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Balanced Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Janus Henderson Balanced Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Enterprise Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Flexible Bond Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Forty Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Global Research Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Mid Cap Value Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Mid Cap Value Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Overseas Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Overseas Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Research Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Two Years Ended December 31, 2020
Lazard Retirement Emerging Markets Equity Portfolio	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® High Yield Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Investors Trust Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Mass. Investors Growth Stock Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® New Discovery Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Total Return Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Utilities Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
MFS® Value Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Balanced ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Conservative ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Real Return Portfolio Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Portfolio Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT High Yield Fund Class IA	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Value Fund Class IA	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
T. Rowe Price Blue Chip Growth Portfolio I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
T. Rowe Price Equity Income Portfolio I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
VanEck VIP Emerging Markets Fund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
VanEck VIP Global Hard Assets Fund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

* date represents commencement of operations
# represents the date the sub-account ceased operations

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
ASSETS
Investments, at fair value	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
Total assets	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
NET ASSETS
Accumulation units	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
Total net assets	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
FUND SHARE INFORMATION
Number of shares	636	1,280	1,904	2,195	206	965
Cost of investments	$17,995	$25,292	$25,727	$38,839	$3,723	$15,271
ACCUMULATION UNIT VALUE [1]
Lowest	$26.31	$15.29	$8.58	$59.63	$26.27	$13.58
Highest	$26.31	$15.29	$8.58	$59.63	$26.27	$22.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$267	$423	$441	$—	$29	$191
Net investment income (loss)	267	423	441	—	29	191
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,240	4,801	348	8,284	1,053	2,175
Cost of investments sold	5,874	3,670	394	7,207	1,124	2,185
Realized gains (losses) on fund shares	366	1,131	(46)	1,077	(71)	(10)
Realized gain distributions	900	2,673	—	3,329	134	59
Net realized gains (losses)	1,266	3,804	(46)	4,406	63	49
Change in unrealized gains (losses)	(1,137)	4,238	879	17,737	100	1,285
Net realized and change in unrealized gains (losses) on investments	129	8,042	833	22,143	163	1,334
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$396	$8,465	$1,274	$22,143	$192	$1,525

1The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2	Class A	Class A II
ASSETS
Investments, at fair value	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
Total assets	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
NET ASSETS
Accumulation units	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
Total net assets	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
FUND SHARE INFORMATION
Number of shares	3,780	5,326	18,868	299	8,828	2,951
Cost of investments	$277,870	$305,837	$377,775	$10,165	$152,848	$66,713
ACCUMULATION UNIT VALUE
Lowest	$20.77	$45.12	$22.30	$24.78	$62.21	$24.50
Highest	$115.36	$67.78	$88.69	$24.78	$62.21	$24.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2	Class A	Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$708	$—	$106	$3,123	$2,178
Net investment income (loss)	—	708	—	106	3,123	2,178
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	52,061	23,995	52,713	562	11,218	5,711
Cost of investments sold	38,779	14,837	33,026	437	7,898	5,651
Realized gains (losses) on fund shares	13,282	9,158	19,687	125	3,320	60
Realized gain distributions	47,874	63,330	67,830	713	10,956	1,604
Net realized gains (losses)	61,156	72,488	87,517	838	14,276	1,664
Change in unrealized gains (losses)	50,723	129,690	164,347	3,310	16,941	1,719
Net realized and change in unrealized gains (losses) on investments	111,879	202,178	251,864	4,148	31,217	3,383
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$111,879	$202,886	$251,864	$4,254	$34,340	$5,561

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
Total assets	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
NET ASSETS
Accumulation units	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
Total net assets	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
FUND SHARE INFORMATION
Number of shares	3,531	6,386	26,410	377	2,869	42,922
Cost of investments	$49,086	$95,149	$790,776	$5,039	$31,989	$906,742
ACCUMULATION UNIT VALUE
Lowest	$66.05	$34.78	$17.45	$14.19	$15.95	$13.53
Highest	$66.05	$34.78	$78.70	$14.19	$20.76	$42.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$543	$1,488	$2,712	$31	$245	$16,341
Net investment income (loss)	543	1,488	2,712	31	245	16,341
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,981	5,711	77,230	352	5,259	36,974
Cost of investments sold	3,653	5,401	50,625	356	4,223	37,160
Realized gains (losses) on fund shares	328	310	26,605	(4)	1,036	(186)
Realized gain distributions	5,028	1,275	5,525	—	2,642	39,083
Net realized gains (losses)	5,356	1,585	32,130	(4)	3,678	38,897
Change in unrealized gains (losses)	4,254	11,187	268,804	1,358	5,936	12,183
Net realized and change in unrealized gains (losses) on investments	9,610	12,772	300,934	1,354	9,614	51,080
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$10,153	$14,260	$303,646	$1,385	$9,859	$67,421

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
ASSETS
Investments, at fair value	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
Total assets	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
NET ASSETS
Accumulation units	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
Total net assets	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
FUND SHARE INFORMATION
Number of shares	630,734	2,704	15,955	4,765	3,333	1,143
Cost of investments	$630,734	$53,735	$873,013	$25,863	$771,261	$280,847
ACCUMULATION UNIT VALUE
Lowest	$10.44	$26.78	$21.05	$20.87	$16.36	$34.10
Highest	$15.37	$26.78	$67.01	$20.87	$51.67	$34.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,633	$1,069	$962	$1,199	$17,960	$6,037
Net investment income (loss)	1,633	1,069	962	1,199	17,960	6,037
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	53,900	28,381	96,327	2,401	97,357	47,945
Cost of investments sold	53,900	25,190	52,963	2,517	62,562	26,334
Realized gains (losses) on fund shares	—	3,191	43,364	(116)	34,795	21,611
Realized gain distributions	—	2,125	123,263	—	3,255	1,140
Net realized gains (losses)	—	5,316	166,627	(116)	38,050	22,751
Change in unrealized gains (losses)	—	(1,254)	344,286	(301)	125,414	34,818
Net realized and change in unrealized gains (losses) on investments	—	4,062	510,913	(417)	163,464	57,569
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,633	$5,131	$511,875	$782	$181,424	$63,606

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$375,465	$55,052	$370,751	$42,475	$728	$9,384
Total assets	$375,465	$55,052	$370,751	$42,475	$728	$9,384
NET ASSETS
Accumulation units	$375,465	$55,052	$370,751	$42,475	$728	$9,384
Total net assets	$375,465	$55,052	$370,751	$42,475	$728	$9,384
FUND SHARE INFORMATION
Number of shares	26,648	1,422	13,980	2,437	46	693
Cost of investments	$343,365	$46,134	$264,025	$44,355	$622	$8,963
ACCUMULATION UNIT VALUE
Lowest	$12.00	$14.03	$13.58	$11.20	$13.13	$25.48
Highest	$22.28	$28.36	$31.96	$20.11	$13.13	$25.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$7,985	$314	$1,420	$798	$7	$101
Net investment income (loss)	7,985	314	1,420	798	7	101
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	31,563	19,275	24,632	12,164	421	2,057
Cost of investments sold	29,195	23,063	19,411	11,335	428	2,115
Realized gains (losses) on fund shares	2,368	(3,788)	5,221	829	(7)	(58)
Realized gain distributions	131	—	1,373	1,184	11	458
Net realized gains (losses)	2,499	(3,788)	6,594	2,013	4	400
Change in unrealized gains (losses)	21,733	8,398	41,959	(3,924)	87	333
Net realized and change in unrealized gains (losses) on investments	24,232	4,610	48,553	(1,911)	91	733
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$32,217	$4,924	$49,973	$(1,113)	$98	$834

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
Total assets	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
NET ASSETS
Accumulation units	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
Total net assets	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
FUND SHARE INFORMATION
Number of shares	2,054	1,631	240	209	4,215	1,412
Cost of investments	$35,602	$25,451	$4,516	$3,885	$68,144	$27,524
ACCUMULATION UNIT VALUE
Lowest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82
Highest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$2,400	$1,302	$91	$95	$820	$—
Net investment income (loss)	2,400	1,302	91	95	820	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,124	1,015	872	214	2,130	1,395
Cost of investments sold	1,341	1,101	989	240	2,867	1,443
Realized gains (losses) on fund shares	(217)	(86)	(117)	(26)	(737)	(48)
Realized gain distributions	—	18	65	119	2,938	3,229
Net realized gains (losses)	(217)	(68)	(52)	93	2,201	3,181
Change in unrealized gains (losses)	(3,665)	(799)	(212)	(264)	1,447	10,298
Net realized and change in unrealized gains (losses) on investments	(3,882)	(867)	(264)	(171)	3,648	13,479
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(1,482)	$435	$(173)	$(76)	$4,468	$13,479

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series I*	Fund Series II*
ASSETS
Investments, at fair value	$15,394	$16,885	$32,158	$26,142	$334,689	$—
Total assets	$15,394	$16,885	$32,158	$26,142	$334,689	$—
NET ASSETS
Accumulation units	$15,394	$16,885	$32,158	$26,142	$334,689	$—
Total net assets	$15,394	$16,885	$32,158	$26,142	$334,689	$—
FUND SHARE INFORMATION
Number of shares	1,431	1,365	2,233	1,458	3,130	—
Cost of investments	$15,670	$17,729	$29,418	$22,725	$217,261	$—
ACCUMULATION UNIT VALUE
Lowest	$18.02	$14.39	$26.26	$16.47	$14.83	$—
Highest	$18.02	$14.39	$26.26	$16.47	$48.94	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series I*	Fund Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$703	$630	$249	$493	$76	$—
Net investment income (loss)	703	630	249	493	76	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	733	2,158	579	1,483	17,011	74,609
Cost of investments sold	843	2,309	531	1,188	11,697	68,678
Realized gains (losses) on fund shares	(110)	(151)	48	295	5,314	5,931
Realized gain distributions	—	—	—	548	15,783	—
Net realized gains (losses)	(110)	(151)	48	843	21,097	5,931
Change in unrealized gains (losses)	(17)	207	1,262	1,939	75,473	—
Net realized and change in unrealized gains (losses) on investments	(127)	56	1,310	2,782	96,570	5,931
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$576	$686	$1,559	$3,275	$96,646	$5,931

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small
	Series I	Series II	Inc. Fund Series I	Fund Series I	Fund® Series I	Cap Fund® Series I
ASSETS
Investments, at fair value	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
Total assets	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
NET ASSETS
Accumulation units	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
Total net assets	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
FUND SHARE INFORMATION
Number of shares	428	10,018	1,491	49,131	383	33,637
Cost of investments	$17,013	$359,668	$7,251	$102,029	$11,181	$699,933
ACCUMULATION UNIT VALUE
Lowest	$30.41	$47.03	$16.19	$20.32	$15.12	$34.54
Highest	$30.41	$47.03	$16.19	$66.92	$15.12	$75.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small
	Series I	Series II	Inc. Fund Series I	Fund Series I	Fund® Series I	Cap Fund® Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$132	$1,878	$389	$1,136	$150	$4,690
Net investment income (loss)	132	1,878	389	1,136	150	4,690
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,936	39,329	2,447	11,086	1,197	46,457
Cost of investments sold	2,348	34,699	2,524	9,112	1,328	44,495
Realized gains (losses) on fund shares	588	4,630	(77)	1,974	(131)	1,962
Realized gain distributions	689	15,574	—	1,677	985	10,623
Net realized gains (losses)	1,277	20,204	(77)	3,651	854	12,585
Change in unrealized gains (losses)	3,731	84,656	(42)	20,483	325	142,260
Net realized and change in unrealized gains (losses) on investments	5,008	104,860	(119)	24,134	1,179	154,845
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$5,140	$106,738	$270	$25,270	$1,329	$159,535

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco				Invesco V.I.
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.
	Total Return Bond	American	American	Invesco V.I.	Dividend Fund	Government
	Fund Series I	Franchise	Value	Core Equity	Series I	Securities
ASSETS
Investments, at fair value	$9,966	$428,077	$5,870	$26,992	$402	$53,834
Total assets	$9,966	$428,077	$5,870	$26,992	$402	$53,834
NET ASSETS
Accumulation units	$9,966	$428,077	$5,870	$26,992	$402	$53,834
Total net assets	$9,966	$428,077	$5,870	$26,992	$402	$53,834
FUND SHARE INFORMATION
Number of shares	1,182	4,804	372	887	16	4,471
Cost of investments	$9,269	$259,719	$5,782	$27,920	$374	$52,434
ACCUMULATION UNIT VALUE
Lowest	$12.34	$38.01	$12.24	$28.84	$12.13	$13.03
Highest	$12.34	$38.01	$23.03	$28.84	$12.13	$13.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco				Invesco V.I.
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.
	Total Return Bond	American	American	Invesco V.I.	Dividend Fund	Government
	Fund Series I	Franchise	Value	Core Equity	Series I	Securities
NET INVESTMENT INCOME (LOSS)
Dividends	$294	$251	$44	$369	$9	$1,319
Net investment income (loss)	294	251	44	369	9	1,319
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	809	34,788	1,704	4,336	—	8,505
Cost of investments sold	791	21,899	2,029	4,357	—	8,372
Realized gains (losses) on fund shares	18	12,889	(325)	(21)	—	133
Realized gain distributions	—	26,142	47	6,364	7	—
Net realized gains (losses)	18	39,031	(278)	6,343	7	133
Change in unrealized gains (losses)	488	89,149	319	(3,029)	28	1,728
Net realized and change in unrealized gains (losses) on investments	506	128,180	41	3,314	35	1,861
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$800	$128,431	$85	$3,683	$44	$3,180

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Growth and		International	Invesco V.I.	Mid Cap	Mid Cap
	Income Fund	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund
	Series I	High Yield	Fund Series I	Core Equity	Series I*	Series II*
ASSETS
Investments, at fair value	$330,809	$45,314	$2,953	$113,561	$—	$—
Total assets	$330,809	$45,314	$2,953	$113,561	$—	$—
NET ASSETS
Accumulation units	$330,809	$45,314	$2,953	$113,561	$—	$—
Total net assets	$330,809	$45,314	$2,953	$113,561	$—	$—
FUND SHARE INFORMATION
Number of shares	17,671	8,615	69	10,744	—	—
Cost of investments	$336,954	$45,588	$2,550	$127,681	$—	$—
ACCUMULATION UNIT VALUE
Lowest	$24.00	$11.56	$13.32	$32.32	$—	$—
Highest	$47.24	$15.95	$13.32	$32.32	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Growth and		International	Invesco V.I.	Mid Cap	Mid Cap
	Income Fund	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund
	Series I	High Yield	Fund Series I	Core Equity	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$6,489	$2,385	$53	$731	$—	$—
Net investment income (loss)	6,489	2,385	53	731	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,873	627	11	12,861	146	74,543
Cost of investments sold	12,468	665	13	15,405	195	87,968
Realized gains (losses) on fund shares	(2,595)	(38)	(2)	(2,544)	(49)	(13,425)
Realized gain distributions	4,777	—	51	20,690	44	20,829
Net realized gains (losses)	2,182	(38)	49	18,146	(5)	7,404
Change in unrealized gains (losses)	3,645	(643)	378	(10,018)	1	(12,826)
Net realized and change in unrealized gains (losses) on investments	5,827	(681)	427	8,128	(4)	(5,422)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$12,316	$1,704	$480	$8,859	$(4)	$(5,422)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
ASSETS
Investments, at fair value	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
Total assets	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
NET ASSETS
Accumulation units	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
Total net assets	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
FUND SHARE INFORMATION
Number of shares	15,569	469	11,322	533	1,917	2,760
Cost of investments	$97,299	$16,478	$357,427	$39,692	$23,489	$105,532
ACCUMULATION UNIT VALUE
Lowest	$12.42	$15.25	$48.75	$17.99	$12.03	$21.17
Highest	$22.93	$30.11	$48.75	$41.87	$19.50	$81.68

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$284	$410	$7,031	$22	$625	$359
Net investment income (loss)	284	410	7,031	22	625	359
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,359	13,997	8,576	32,926	1,462	21,686
Cost of investments sold	3,366	11,705	5,967	27,548	1,499	16,326
Realized gains (losses) on fund shares	(1,007)	2,292	2,609	5,378	(37)	5,360
Realized gain distributions	3,217	427	6,948	2,192	—	9,298
Net realized gains (losses)	2,210	2,719	9,557	7,570	(37)	14,658
Change in unrealized gains (losses)	3,622	(120)	47,225	1,917	1,484	31,324
Net realized and change in unrealized gains (losses) on investments	5,832	2,599	56,782	9,487	1,447	45,982
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$6,116	$3,009	$63,813	$9,509	$2,072	$46,341

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value	Mid Cap Value	Overseas	Overseas
	Portfolio	Innovation Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares	Service Shares	Institutional Shares	Service Shares
ASSETS
Investments, at fair value	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
Total assets	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
NET ASSETS
Accumulation units	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
Total net assets	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
FUND SHARE INFORMATION
Number of shares	955	2,673	927	10,994	948	2,635
Cost of investments	$34,938	$36,546	$13,801	$167,453	$28,501	$82,144
ACCUMULATION UNIT VALUE
Lowest	$42.75	$25.27	$12.21	$36.19	$11.54	$11.25
Highest	$42.75	$73.50	$23.85	$36.19	$11.54	$11.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value	Mid Cap Value	Overseas	Overseas
	Portfolio	Innovation Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares	Service Shares	Institutional Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$308	$—	$134	$1,578	$368	$1,010
Net investment income (loss)	308	—	134	1,578	368	1,010
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	13,369	19,897	8,813	4,746	23,264	17,792
Cost of investments sold	8,006	14,447	11,386	5,286	21,584	22,765
Realized gains (losses) on fund shares	5,363	5,450	(2,573)	(540)	1,680	(4,973)
Realized gain distributions	3,272	3,078	162	2,857	—	—
Net realized gains (losses)	8,635	8,528	(2,411)	2,317	1,680	(4,973)
Change in unrealized gains (losses)	1,565	8,005	738	(3,538)	3,046	15,673
Net realized and change in unrealized gains (losses) on investments	10,200	16,533	(1,673)	(1,221)	4,726	10,700
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$10,508	$16,533	$(1,539)	$357	$5,094	$11,710

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
ASSETS
Investments, at fair value	$135	$23,772	$188,030	$124,411	$64,051	$29,781
Total assets	$135	$23,772	$188,030	$124,411	$64,051	$29,781
NET ASSETS
Accumulation units	$135	$23,772	$188,030	$124,411	$64,051	$29,781
Total net assets	$135	$23,772	$188,030	$124,411	$64,051	$29,781
FUND SHARE INFORMATION
Number of shares	3	1,125	9,477	16,744	11,277	814
Cost of investments	$113	$21,964	$187,756	$125,820	$66,227	$21,003
ACCUMULATION UNIT VALUE
Lowest	$19.27	$60.90	$35.73	$27.66	$14.54	$44.38
Highest	$19.27	$60.90	$35.73	$27.66	$14.54	$44.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$526	$2,370	$4,726	$3,386	$169
Net investment income (loss)	1	526	2,370	4,726	3,386	169
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	747	8,818	1,895	4,151	5,077	1,391
Cost of investments sold	701	10,252	2,052	4,882	5,399	981
Realized gains (losses) on fund shares	46	(1,434)	(157)	(731)	(322)	410
Realized gain distributions	26	—	18,381	—	—	807
Net realized gains (losses)	72	(1,434)	18,224	(731)	(322)	1,217
Change in unrealized gains (losses)	8	(1,366)	(10,550)	4,085	186	2,378
Net realized and change in unrealized gains (losses) on investments	80	(2,800)	7,674	3,354	(136)	3,595
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$81	$(2,274)	$10,044	$8,080	$3,250	$3,764

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	MFS® Mass.					Morgan Stanley
	Investors Growth	MFS® New	MFS® Total			VIF Emerging
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I
ASSETS
Investments, at fair value	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
Total assets	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
NET ASSETS
Accumulation units	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
Total net assets	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
FUND SHARE INFORMATION
Number of shares	4,343	13,498	5,598	2,456	3,251	1,636
Cost of investments	$80,262	$231,400	$123,431	$69,597	$55,873	$23,436
ACCUMULATION UNIT VALUE
Lowest	$23.22	$116.49	$42.34	$81.24	$40.71	$12.56
Highest	$23.22	$116.49	$42.34	$81.24	$40.71	$12.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	MFS® Mass.					Morgan Stanley
	Investors Growth	MFS® New	MFS® Total			VIF Emerging
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$419	$—	$2,938	$2,050	$928	$319
Net investment income (loss)	419	—	2,938	2,050	928	319
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,696	7,798	3,762	9,655	15,003	391
Cost of investments sold	3,625	5,442	3,293	7,741	13,493	362
Realized gains (losses) on fund shares	1,071	2,356	469	1,914	1,510	29
Realized gain distributions	8,886	25,826	3,404	2,137	2,600	387
Net realized gains (losses)	9,957	28,182	3,873	4,051	4,110	416
Change in unrealized gains (losses)	9,623	86,671	6,028	(424)	(4,869)	3,250
Net realized and change in unrealized gains (losses) on investments	19,580	114,853	9,901	3,627	(759)	3,666
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$19,999	$114,853	$12,839	$5,677	$169	$3,985

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Morgan Stanley	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar
	VIF	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Growth	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
Total assets	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
NET ASSETS
Accumulation units	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
Total net assets	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
FUND SHARE INFORMATION
Number of shares	3,211	6,930	37,764	33,690	5,739	76,903
Cost of investments	$98,956	$116,938	$445,262	$359,719	$63,781	$836,386
ACCUMULATION UNIT VALUE
Lowest	$90.80	$44.33	$13.39	$12.67	$15.84	$13.14
Highest	$140.74	$44.33	$20.93	$19.33	$15.84	$29.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar
	VIF	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Growth	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,341	$8,899	$7,902	$1,350	$18,172
Net investment income (loss)	—	3,341	8,899	7,902	1,350	18,172
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	47,756	12,948	27,306	40,138	9,650	26,292
Cost of investments sold	27,544	13,265	29,293	41,327	9,433	26,189
Realized gains (losses) on fund shares	20,212	(317)	(1,987)	(1,189)	217	103
Realized gain distributions	17,198	3,317	8,730	4,478	380	22,954
Net realized gains (losses)	37,410	3,000	6,743	3,289	597	23,057
Change in unrealized gains (losses)	95,475	(31,258)	32,430	21,801	2,600	47,682
Net realized and change in unrealized gains (losses) on investments	132,885	(28,258)	39,173	25,090	3,197	70,739
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$132,885	$(24,917)	$48,072	$32,992	$4,547	$88,911

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Morningstar Income	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	Return	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
ASSETS
Investments, at fair value	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
Total assets	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
NET ASSETS
Accumulation units	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
Total net assets	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
FUND SHARE INFORMATION
Number of shares	16,394	5,027	11,433	25,392	13,952	3,012
Cost of investments	$166,607	$53,615	$145,821	$277,320	$87,947	$28,183
ACCUMULATION UNIT VALUE
Lowest	$12.26	$26.25	$20.97	$25.81	$36.94	$31.70
Highest	$17.63	$26.25	$20.97	$25.81	$36.94	$31.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morningstar Income	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	Return	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
NET INVESTMENT INCOME (LOSS)
Dividends	$3,967	$3,146	$2,135	$6,083	$4,734	$802
Net investment income (loss)	3,967	3,146	2,135	6,083	4,734	802
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,496	1,726	8,915	23,654	9,623	7,187
Cost of investments sold	11,240	1,598	8,665	22,628	10,092	7,269
Realized gains (losses) on fund shares	(744)	128	250	1,026	(469)	(82)
Realized gain distributions	1,972	—	—	3,214	—	425
Net realized gains (losses)	1,228	128	250	4,240	(469)	343
Change in unrealized gains (losses)	8,360	(347)	14,155	13,169	529	(438)
Net realized and change in unrealized gains (losses) on investments	9,588	(219)	14,405	17,409	60	(95)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$13,555	$2,927	$16,540	$23,492	$4,794	$707

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

			VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging	Global
	Blue Chip Growth	Equity Income	Markets	Hard Assets
	Portfolio I	Portfolio I	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$345,579	$525,020	$157,637	$74,290
Total assets	$345,579	$525,020	$157,637	$74,290
NET ASSETS
Accumulation units	$345,579	$525,020	$157,637	$74,290
Total net assets	$345,579	$525,020	$157,637	$74,290
FUND SHARE INFORMATION
Number of shares	6,815	20,031	9,333	3,305
Cost of investments	$138,763	$492,239	$114,475	$64,498
ACCUMULATION UNIT VALUE
Lowest	$68.12	$45.96	$50.36	$26.38
Highest	$68.12	$45.96	$50.36	$26.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging	Global
	Blue Chip Growth	Equity Income	Markets	Hard Assets
	Portfolio I	Portfolio I	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$10,545	$2,705	$491
Net investment income (loss)	—	10,545	2,705	491
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36,486	34,745	9,668	6,073
Cost of investments sold	13,413	37,244	7,698	7,545
Realized gains (losses) on fund shares	23,073	(2,499)	1,970	(1,472)
Realized gain distributions	10,751	11,126	4,062	—
Net realized gains (losses)	33,824	8,627	6,032	(1,472)
Change in unrealized gains (losses)	57,634	(12,871)	15,193	15,699
Net realized and change in unrealized gains (losses) on investments	91,458	(4,244)	21,225	14,227
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$91,458	$6,301	$23,930	$14,718

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$267	$423	$441
Net realized gains (losses)	1,266	3,804	(46)
Change in unrealized gains (losses)	(1,137)	4,238	879
Increase (decrease) in net assets from operations	396	8,465	1,274
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,696	3,807	1,515
Benefits	—	—	—
Payments on termination	(5,057)	(2,593)	(85)
Loans	—	—	—
Policy maintenance charge	(2,170)	(2,856)	(857)
Transfers among the sub-accounts and with the Fixed Account - net	(493)	(1,180)	2,962
Increase (decrease) in net assets from policy transactions	(4,024)	(2,822)	3,535
INCREASE (DECREASE) IN NET ASSETS	(3,628)	5,643	4,809
NET ASSETS AT BEGINNING OF PERIOD	22,051	29,627	22,697
NET ASSETS AT END OF PERIOD	$18,423	$35,270	$27,506
Accumulation Units outstanding at beginning of period	861	2,518	2,711
Units issued	100	166	544
Units redeemed	(261)	(377)	(48)
Accumulation Units outstanding at end of period	700	2,307	3,207

	2020
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$29	$191
Net realized gains (losses)	4,406	63	49
Change in unrealized gains (losses)	17,737	100	1,285
Increase (decrease) in net assets from operations	22,143	192	1,525
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,384	1,758	6,583
Benefits	—	—	—
Payments on termination	(2,685)	(82)	(385)
Loans	(1,936)	—	—
Policy maintenance charge	(3,752)	(692)	(3,769)
Transfers among the sub-accounts and with the Fixed Account - net	(2,293)	(755)	(48)
Increase (decrease) in net assets from policy transactions	(5,282)	229	2,381
INCREASE (DECREASE) IN NET ASSETS	16,861	421	3,906
NET ASSETS AT BEGINNING OF PERIOD	46,254	3,165	12,549
NET ASSETS AT END OF PERIOD	$63,115	$3,586	$16,455
Accumulation Units outstanding at beginning of period	1,195	125	692
Units issued	69	65	301
Units redeemed	(205)	(54)	(119)
Accumulation Units outstanding at end of period	1,059	136	874

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$708	$—
Net realized gains (losses)	61,156	72,488	87,517
Change in unrealized gains (losses)	50,723	129,690	164,347
Increase (decrease) in net assets from operations	111,879	202,886	251,864
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,446	18,326	30,867
Benefits	—	—	(5,627)
Payments on termination	(20,341)	(4,329)	(26,927)
Loans	(14,456)	2,723	15,872
Policy maintenance charge	(23,401)	(17,171)	(21,049)
Transfers among the sub-accounts and with the Fixed Account - net	(2,297)	(13,287)	(16,907)
Increase (decrease) in net assets from policy transactions	(26,049)	(13,738)	(23,771)
INCREASE (DECREASE) IN NET ASSETS	85,830	189,148	228,093
NET ASSETS AT BEGINNING OF PERIOD	292,006	308,364	399,077
NET ASSETS AT END OF PERIOD	$377,836	$497,512	$627,170
Accumulation Units outstanding at beginning of period	4,764	7,747	8,010
Units issued	724	230	613
Units redeemed	(978)	(497)	(928)
Accumulation Units outstanding at end of period	4,510	7,480	7,695

	2020
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class A	Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$106	$3,123	$2,178
Net realized gains (losses)	838	14,276	1,664
Change in unrealized gains (losses)	3,310	16,941	1,719
Increase (decrease) in net assets from operations	4,254	34,340	5,561
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,356	8,544	5,841
Benefits	—	—	—
Payments on termination	(251)	(7,981)	(3,291)
Loans	—	3,586	3,212
Policy maintenance charge	(1,842)	(6,407)	(4,024)
Transfers among the sub-accounts and with the Fixed Account - net	(692)	(480)	(4,656)
Increase (decrease) in net assets from policy transactions	6,571	(2,738)	(2,918)
INCREASE (DECREASE) IN NET ASSETS	10,825	31,602	2,643
NET ASSETS AT BEGINNING OF PERIOD	2,564	188,836	71,329
NET ASSETS AT END OF PERIOD	$13,389	$220,438	$73,972
Accumulation Units outstanding at beginning of period	173	3,585	3,152
Units issued	396	162	128
Units redeemed	(29)	(204)	(261)
Accumulation Units outstanding at end of period	540	3,543	3,019

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$543	$1,488	$2,712
Net realized gains (losses)	5,356	1,585	32,130
Change in unrealized gains (losses)	4,254	11,187	268,804
Increase (decrease) in net assets from operations	10,153	14,260	303,646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,855	7,260	76,271
Benefits	—	—	(11,750)
Payments on termination	(4,478)	(3,695)	(37,284)
Loans	2,142	787	455
Policy maintenance charge	(2,334)	(4,321)	(52,969)
Transfers among the sub-accounts and with the Fixed Account - net	(177)	(75)	(11,539)
Increase (decrease) in net assets from policy transactions	(1,992)	(44)	(36,816)
INCREASE (DECREASE) IN NET ASSETS	8,161	14,216	266,830
NET ASSETS AT BEGINNING OF PERIOD	53,247	94,603	1,005,345
NET ASSETS AT END OF PERIOD	$61,408	$108,819	$1,272,175
Accumulation Units outstanding at beginning of period	963	3,125	18,380
Units issued	41	186	862
Units redeemed	(74)	(182)	(1,304)
Accumulation Units outstanding at end of period	930	3,129	17,938

	2020
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31	$245	$16,341
Net realized gains (losses)	(4)	3,678	38,897
Change in unrealized gains (losses)	1,358	5,936	12,183
Increase (decrease) in net assets from operations	1,385	9,859	67,421
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,377	15,609	61,280
Benefits	—	—	(4,886)
Payments on termination	(235)	(4,686)	(26,080)
Loans	—	(5)	7,096
Policy maintenance charge	(1,599)	(5,168)	(38,733)
Transfers among the sub-accounts and with the Fixed Account - net	414	1,483	26,551
Increase (decrease) in net assets from policy transactions	2,957	7,233	25,228
INCREASE (DECREASE) IN NET ASSETS	4,342	17,092	92,649
NET ASSETS AT BEGINNING OF PERIOD	2,171	25,226	933,191
NET ASSETS AT END OF PERIOD	$6,513	$42,318	$1,025,840
Accumulation Units outstanding at beginning of period	181	1,673	24,763
Units issued	312	946	1,911
Units redeemed	(34)	(333)	(1,145)
Accumulation Units outstanding at end of period	459	2,286	25,529

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,633	$1,069	$962
Net realized gains (losses)	—	5,316	166,627
Change in unrealized gains (losses)	—	(1,254)	344,286
Increase (decrease) in net assets from operations	1,633	5,131	511,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	78,492	15,960	80,864
Benefits	—	—	(10,726)
Payments on termination	(41,781)	(27,532)	(32,571)
Loans	1,342	(4)	17,075
Policy maintenance charge	(37,435)	(5,875)	(61,376)
Transfers among the sub-accounts and with the Fixed Account - net	122,336	255	(31,851)
Increase (decrease) in net assets from policy transactions	122,954	(17,196)	(38,585)
INCREASE (DECREASE) IN NET ASSETS	124,587	(12,065)	473,290
NET ASSETS AT BEGINNING OF PERIOD	506,147	72,533	1,170,089
NET ASSETS AT END OF PERIOD	$630,734	$60,468	$1,643,379
Accumulation Units outstanding at beginning of period	35,377	2,921	26,304
Units issued	12,380	490	1,450
Units redeemed	(3,979)	(1,153)	(1,871)
Accumulation Units outstanding at end of period	43,778	2,258	25,883

	2020
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,199	$17,960	$6,037
Net realized gains (losses)	(116)	38,050	22,751
Change in unrealized gains (losses)	(301)	125,414	34,818
Increase (decrease) in net assets from operations	782	181,424	63,606
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,489	117,194	77,690
Benefits	—	(9,154)	—
Payments on termination	(1,747)	(23,218)	(16,676)
Loans	—	8,497	(10,865)
Policy maintenance charge	(3,029)	(54,593)	(35,599)
Transfers among the sub-accounts and with the Fixed Account - net	29	12,526	(15,933)
Increase (decrease) in net assets from policy transactions	742	51,252	(1,383)
INCREASE (DECREASE) IN NET ASSETS	1,524	232,676	62,223
NET ASSETS AT BEGINNING OF PERIOD	23,778	1,005,702	361,003
NET ASSETS AT END OF PERIOD	$25,302	$1,238,378	$423,226
Accumulation Units outstanding at beginning of period	1,171	25,364	12,505
Units issued	161	6,062	1,635
Units redeemed	(120)	(3,005)	(1,729)
Accumulation Units outstanding at end of period	1,212	28,421	12,411

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,985	$314	$1,420
Net realized gains (losses)	2,499	(3,788)	6,594
Change in unrealized gains (losses)	21,733	8,398	41,959
Increase (decrease) in net assets from operations	32,217	4,924	49,973
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	48,023	12,628	30,697
Benefits	—	—	—
Payments on termination	(22,200)	(8,309)	(14,014)
Loans	(444)	(9,109)	(980)
Policy maintenance charge	(23,749)	(7,994)	(15,075)
Transfers among the sub-accounts and with the Fixed Account - net	(1,829)	1,213	(3,996)
Increase (decrease) in net assets from policy transactions	(199)	(11,571)	(3,368)
INCREASE (DECREASE) IN NET ASSETS	32,018	(6,647)	46,605
NET ASSETS AT BEGINNING OF PERIOD	343,447	61,699	324,146
NET ASSETS AT END OF PERIOD	$375,465	$55,052	$370,751
Accumulation Units outstanding at beginning of period	17,566	2,710	11,774
Units issued	1,759	486	1,015
Units redeemed	(1,538)	(1,085)	(945)
Accumulation Units outstanding at end of period	17,787	2,111	11,844

	2020
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$798	$7	$101
Net realized gains (losses)	2,013	4	400
Change in unrealized gains (losses)	(3,924)	87	333
Increase (decrease) in net assets from operations	(1,113)	98	834
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,894	1,055	1,510
Benefits	—	—	—
Payments on termination	(10,893)	(237)	(1,717)
Loans	221	—	—
Policy maintenance charge	(4,039)	(495)	(821)
Transfers among the sub-accounts and with the Fixed Account - net	2,558	74	27
Increase (decrease) in net assets from policy transactions	2,741	397	(1,001)
INCREASE (DECREASE) IN NET ASSETS	1,628	495	(167)
NET ASSETS AT BEGINNING OF PERIOD	40,847	233	9,551
NET ASSETS AT END OF PERIOD	$42,475	$728	$9,384
Accumulation Units outstanding at beginning of period	1,993	19	406
Units issued	1,072	76	52
Units redeemed	(586)	(40)	(90)
Accumulation Units outstanding at end of period	2,479	55	368

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,400	$1,302	$91
Net realized gains (losses)	(217)	(68)	(52)
Change in unrealized gains (losses)	(3,665)	(799)	(212)
Increase (decrease) in net assets from operations	(1,482)	435	(173)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,879	2,901	1,162
Benefits	—	—	—
Payments on termination	(327)	(109)	(498)
Loans	246	492	—
Policy maintenance charge	(2,694)	(1,737)	(781)
Transfers among the sub-accounts and with the Fixed Account - net	832	981	272
Increase (decrease) in net assets from policy transactions	1,936	2,528	155
INCREASE (DECREASE) IN NET ASSETS	454	2,963	(18)
NET ASSETS AT BEGINNING OF PERIOD	29,305	22,569	4,221
NET ASSETS AT END OF PERIOD	$29,759	$25,532	$4,203
Accumulation Units outstanding at beginning of period	1,684	1,159	207
Units issued	185	197	60
Units redeemed	(67)	(57)	(52)
Accumulation Units outstanding at end of period	1,802	1,299	215

	2020
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$95	$820	$—
Net realized gains (losses)	93	2,201	3,181
Change in unrealized gains (losses)	(264)	1,447	10,298
Increase (decrease) in net assets from operations	(76)	4,468	13,479
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	6,670	3,509
Benefits	—	—	—
Payments on termination	—	(1,236)	(94)
Loans	—	—	—
Policy maintenance charge	(829)	(3,861)	(2,610)
Transfers among the sub-accounts and with the Fixed Account - net	85	3,453	(163)
Increase (decrease) in net assets from policy transactions	463	5,026	642
INCREASE (DECREASE) IN NET ASSETS	387	9,494	14,121
NET ASSETS AT BEGINNING OF PERIOD	3,147	54,575	23,990
NET ASSETS AT END OF PERIOD	$3,534	$64,069	$38,111
Accumulation Units outstanding at beginning of period	159	2,126	871
Units issued	42	338	63
Units redeemed	(13)	(96)	(44)
Accumulation Units outstanding at end of period	188	2,368	890

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$703	$630	$249
Net realized gains (losses)	(110)	(151)	48
Change in unrealized gains (losses)	(17)	207	1,262
Increase (decrease) in net assets from operations	576	686	1,559
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,694	874	2,347
Benefits	—	—	—
Payments on termination	(49)	(1,068)	(152)
Loans	246	—	—
Policy maintenance charge	(794)	(902)	(1,332)
Transfers among the sub-accounts and with the Fixed Account - net	16	315	14
Increase (decrease) in net assets from policy transactions	1,113	(781)	877
INCREASE (DECREASE) IN NET ASSETS	1,689	(95)	2,436
NET ASSETS AT BEGINNING OF PERIOD	13,705	16,980	29,722
NET ASSETS AT END OF PERIOD	$15,394	$16,885	$32,158
Accumulation Units outstanding at beginning of period	789	1,228	1,188
Units issued	108	96	61
Units redeemed	(43)	(151)	(24)
Accumulation Units outstanding at end of period	854	1,173	1,225

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	Fund Series I	Fund Series I*	Fund Series II*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$493	$76	$—
Net realized gains (losses)	843	21,097	5,931
Change in unrealized gains (losses)	1,939	75,473	—
Increase (decrease) in net assets from operations	3,275	96,646	5,931
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,715	14,647	519
Benefits	—	—	—
Payments on termination	(129)	(507)	(8,524)
Loans	—	(3,951)	106
Policy maintenance charge	(3,530)	(9,677)	(279)
Transfers among the sub-accounts and with the Fixed Account - net	(187)	56,879	2,247
Increase (decrease) in net assets from policy transactions	2,869	57,391	(5,931)
INCREASE (DECREASE) IN NET ASSETS	6,144	154,037	—
NET ASSETS AT BEGINNING OF PERIOD	19,998	180,652	—
NET ASSETS AT END OF PERIOD	$26,142	$334,689	$—
Accumulation Units outstanding at beginning of period	1,395	5,193	—
Units issued	293	2,080	6,865
Units redeemed	(100)	(414)	(6,865)
Accumulation Units outstanding at end of period	1,588	6,859	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic
	Series I	Series II	Inc. Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$132	$1,878	$389
Net realized gains (losses)	1,277	20,204	(77)
Change in unrealized gains (losses)	3,731	84,656	(42)
Increase (decrease) in net assets from operations	5,140	106,738	270
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,389	30,124	2,821
Benefits	—	(4,291)	—
Payments on termination	(855)	(15,300)	(1,337)
Loans	—	(1,586)	—
Policy maintenance charge	(2,496)	(20,586)	(1,479)
Transfers among the sub-accounts and with the Fixed Account - net	(972)	(258)	131
Increase (decrease) in net assets from policy transactions	(934)	(11,897)	136
INCREASE (DECREASE) IN NET ASSETS	4,206	94,841	406
NET ASSETS AT BEGINNING OF PERIOD	18,080	419,678	6,812
NET ASSETS AT END OF PERIOD	$22,286	$514,519	$7,218
Accumulation Units outstanding at beginning of period	759	11,363	435
Units issued	86	753	174
Units redeemed	(112)	(1,176)	(163)
Accumulation Units outstanding at end of period	733	10,940	446

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Intl. Growth	Main Street	Main Street Small
	Fund Series I	Fund® Series I	Cap Fund® Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,136	$150	$4,690
Net realized gains (losses)	3,651	854	12,585
Change in unrealized gains (losses)	20,483	325	142,260
Increase (decrease) in net assets from operations	25,270	1,329	159,535
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,799	1,549	54,418
Benefits	—	—	—
Payments on termination	(5,827)	(280)	(40,867)
Loans	2,701	—	15,388
Policy maintenance charge	(7,005)	(1,145)	(31,292)
Transfers among the sub-accounts and with the Fixed Account - net	(2,615)	45	6,633
Increase (decrease) in net assets from policy transactions	(1,947)	169	4,280
INCREASE (DECREASE) IN NET ASSETS	23,323	1,498	163,815
NET ASSETS AT BEGINNING OF PERIOD	119,649	9,949	758,505
NET ASSETS AT END OF PERIOD	$142,972	$11,447	$922,320
Accumulation Units outstanding at beginning of period	3,874	750	12,926
Units issued	297	103	1,098
Units redeemed	(470)	(96)	(1,285)
Accumulation Units outstanding at end of period	3,701	757	12,739

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return Bond	American	American
	Fund Series I	Franchise	Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$294	$251	$44
Net realized gains (losses)	18	39,031	(278)
Change in unrealized gains (losses)	488	89,149	319
Increase (decrease) in net assets from operations	800	128,431	85
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,270	17,148	2,984
Benefits	—	(99)	—
Payments on termination	(125)	(21,290)	(92)
Loans	—	17,503	(1,008)
Policy maintenance charge	(1,092)	(15,795)	(1,494)
Transfers among the sub-accounts and with the Fixed Account - net	(446)	(4,621)	57
Increase (decrease) in net assets from policy transactions	607	(7,154)	447
INCREASE (DECREASE) IN NET ASSETS	1,407	121,277	532
NET ASSETS AT BEGINNING OF PERIOD	8,559	306,800	5,338
NET ASSETS AT END OF PERIOD	$9,966	$428,077	$5,870
Accumulation Units outstanding at beginning of period	761	11,489	243
Units issued	118	972	152
Units redeemed	(72)	(1,200)	(106)
Accumulation Units outstanding at end of period	807	11,261	289

	2020
		Invesco V.I.
		Diversified	Invesco V.I.
	Invesco V.I.	Dividend Fund	Government
	Core Equity	Series I	Securities
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$369	$9	$1,319
Net realized gains (losses)	6,343	7	133
Change in unrealized gains (losses)	(3,029)	28	1,728
Increase (decrease) in net assets from operations	3,683	44	3,180
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,004	455	7,006
Benefits	(3,845)	—	—
Payments on termination	(7)	—	(3,853)
Loans	—	—	(1,134)
Policy maintenance charge	(947)	(177)	(4,428)
Transfers among the sub-accounts and with the Fixed Account - net	(113)	18	3,934
Increase (decrease) in net assets from policy transactions	(2,908)	296	1,525
INCREASE (DECREASE) IN NET ASSETS	775	340	4,705
NET ASSETS AT BEGINNING OF PERIOD	26,217	62	49,129
NET ASSETS AT END OF PERIOD	$26,992	$402	$53,834
Accumulation Units outstanding at beginning of period	1,035	5	4,006
Units issued	58	28	787
Units redeemed	(157)	—	(663)
Accumulation Units outstanding at end of period	936	33	4,130

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco V.I.		Invesco V.I.
	Growth and		International
	Income Fund	Invesco V.I.	Growth
	Series I	High Yield	Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,489	$2,385	$53
Net realized gains (losses)	2,182	(38)	49
Change in unrealized gains (losses)	3,645	(643)	378
Increase (decrease) in net assets from operations	12,316	1,704	480
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,555	7,516	2,564
Benefits	(112)	—	—
Payments on termination	(7,467)	—	(10)
Loans	13,757	—	—
Policy maintenance charge	(11,806)	(2,802)	(904)
Transfers among the sub-accounts and with the Fixed Account - net	7,114	2,869	252
Increase (decrease) in net assets from policy transactions	22,041	7,583	1,902
INCREASE (DECREASE) IN NET ASSETS	34,357	9,287	2,382
NET ASSETS AT BEGINNING OF PERIOD	296,452	36,027	571
NET ASSETS AT END OF PERIOD	$330,809	$45,314	$2,953
Accumulation Units outstanding at beginning of period	6,835	2,374	49
Units issued	931	709	174
Units redeemed	(279)	(44)	(1)
Accumulation Units outstanding at end of period	7,487	3,039	222

	2020
		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Mid Cap	Mid Cap
	Mid Cap	Growth Fund	Growth Fund
	Core Equity	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$731	$—	$—
Net realized gains (losses)	18,146	(5)	7,404
Change in unrealized gains (losses)	(10,018)	1	(12,826)
Increase (decrease) in net assets from operations	8,859	(4)	(5,422)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,201	117	1,920
Benefits	(2,242)	—	—
Payments on termination	(2,551)	—	(5,704)
Loans	365	—	47
Policy maintenance charge	(4,482)	(38)	(1,007)
Transfers among the sub-accounts and with the Fixed Account - net	(4,219)	(154)	(68,512)
Increase (decrease) in net assets from policy transactions	(5,928)	(75)	(73,256)
INCREASE (DECREASE) IN NET ASSETS	2,931	(79)	(78,678)
NET ASSETS AT BEGINNING OF PERIOD	110,630	79	78,678
NET ASSETS AT END OF PERIOD	$113,561	$—	$—
Accumulation Units outstanding at beginning of period	3,740	6	2,069
Units issued	262	5	37
Units redeemed	(488)	(11)	(2,106)
Accumulation Units outstanding at end of period	3,514	—	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
		Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson
	Value	Portfolio	Balanced Portfolio
	Opportunity	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$284	$410	$7,031
Net realized gains (losses)	2,210	2,719	9,557
Change in unrealized gains (losses)	3,622	(120)	47,225
Increase (decrease) in net assets from operations	6,116	3,009	63,813
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,660	6,854	37,791
Benefits	(110)	—	—
Payments on termination	—	(10,440)	(4,402)
Loans	867	—	—
Policy maintenance charge	(4,057)	(4,697)	(22,919)
Transfers among the sub-accounts and with the Fixed Account - net	3,666	63	(1,460)
Increase (decrease) in net assets from policy transactions	6,026	(8,220)	9,010
INCREASE (DECREASE) IN NET ASSETS	12,142	(5,211)	72,823
NET ASSETS AT BEGINNING OF PERIOD	75,354	25,669	449,125
NET ASSETS AT END OF PERIOD	$87,496	$20,458	$521,948
Accumulation Units outstanding at beginning of period	3,466	990	10,506
Units issued	492	238	401
Units redeemed	(130)	(510)	(200)
Accumulation Units outstanding at end of period	3,828	718	10,707

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Enterprise	Flexible	Forty
	Portfolio	Bond Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22	$625	$359
Net realized gains (losses)	7,570	(37)	14,658
Change in unrealized gains (losses)	1,917	1,484	31,324
Increase (decrease) in net assets from operations	9,509	2,072	46,341
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,410	3,838	8,510
Benefits	—	—	—
Payments on termination	(31,337)	(290)	(9,630)
Loans	—	—	3,136
Policy maintenance charge	(4,411)	(2,491)	(6,242)
Transfers among the sub-accounts and with the Fixed Account - net	3,469	1,297	(4,403)
Increase (decrease) in net assets from policy transactions	(16,869)	2,354	(8,629)
INCREASE (DECREASE) IN NET ASSETS	(7,360)	4,426	37,712
NET ASSETS AT BEGINNING OF PERIOD	57,604	20,021	119,628
NET ASSETS AT END OF PERIOD	$50,244	$24,447	$157,340
Accumulation Units outstanding at beginning of period	1,644	1,150	2,141
Units issued	479	307	279
Units redeemed	(922)	(89)	(334)
Accumulation Units outstanding at end of period	1,201	1,368	2,086

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value
	Portfolio	Innovation Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$308	$—	$134
Net realized gains (losses)	8,635	8,528	(2,411)
Change in unrealized gains (losses)	1,565	8,005	738
Increase (decrease) in net assets from operations	10,508	16,533	(1,539)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,386	17,856	9,190
Benefits	—	—	—
Payments on termination	(12,613)	(17,169)	(177)
Loans	—	—	(8,088)
Policy maintenance charge	(1,661)	(5,757)	(2,209)
Transfers among the sub-accounts and with the Fixed Account - net	(26)	461	1,370
Increase (decrease) in net assets from policy transactions	(10,914)	(4,609)	86
INCREASE (DECREASE) IN NET ASSETS	(406)	11,924	(1,453)
NET ASSETS AT BEGINNING OF PERIOD	59,625	42,439	16,323
NET ASSETS AT END OF PERIOD	$59,219	$54,363	$14,870
Accumulation Units outstanding at beginning of period	1,670	1,012	783
Units issued	71	508	758
Units redeemed	(356)	(420)	(511)
Accumulation Units outstanding at end of period	1,385	1,100	1,030

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap Value	Overseas	Overseas
	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,578	$368	$1,010
Net realized gains (losses)	2,317	1,680	(4,973)
Change in unrealized gains (losses)	(3,538)	3,046	15,673
Increase (decrease) in net assets from operations	357	5,094	11,710
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,832	10,741	7,933
Benefits	—	—	—
Payments on termination	(3,209)	(22,813)	(15,176)
Loans	1,479	—	(329)
Policy maintenance charge	(5,819)	(2,392)	(3,414)
Transfers among the sub-accounts and with the Fixed Account - net	6,876	132	1,012
Increase (decrease) in net assets from policy transactions	11,159	(14,332)	(9,974)
INCREASE (DECREASE) IN NET ASSETS	11,516	(9,238)	1,736
NET ASSETS AT BEGINNING OF PERIOD	158,004	45,474	94,661
NET ASSETS AT END OF PERIOD	$169,520	$36,236	$96,397
Accumulation Units outstanding at beginning of period	4,313	4,583	9,759
Units issued	519	965	926
Units redeemed	(148)	(2,408)	(2,120)
Accumulation Units outstanding at end of period	4,684	3,140	8,565

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Janus Henderson	Lazard Retirement	Legg Mason
	Research	Emerging	ClearBridge Variable
	Portfolio	Markets	Large Cap Value
	Institutional Shares	Equity Portfolio	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$526	$2,370
Net realized gains (losses)	72	(1,434)	18,224
Change in unrealized gains (losses)	8	(1,366)	(10,550)
Increase (decrease) in net assets from operations	81	(2,274)	10,044
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	144	2,313	13,497
Benefits	—	—	—
Payments on termination	(297)	(498)	—
Loans	—	128	885
Policy maintenance charge	(200)	(770)	(8,830)
Transfers among the sub-accounts and with the Fixed Account - net	(20)	(6,988)	2,645
Increase (decrease) in net assets from policy transactions	(373)	(5,815)	8,197
INCREASE (DECREASE) IN NET ASSETS	(292)	(8,089)	18,241
NET ASSETS AT BEGINNING OF PERIOD	427	31,861	169,789
NET ASSETS AT END OF PERIOD	$135	$23,772	$188,030
Accumulation Units outstanding at beginning of period	29	517	5,001
Units issued	23	60	326
Units redeemed	(45)	(187)	(65)
Accumulation Units outstanding at end of period	7	390	5,262

	2020
	Legg Mason Western
	Assets Variable	MFS® High	MFS® Investors
	Global High Yield	Yield Portfolio	Trust
	Bond Portfolio Class I	Initial Class	Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,726	$3,386	$169
Net realized gains (losses)	(731)	(322)	1,217
Change in unrealized gains (losses)	4,085	186	2,378
Increase (decrease) in net assets from operations	8,080	3,250	3,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,460	5,556	1,512
Benefits	—	(112)	—
Payments on termination	(2,462)	(3,554)	—
Loans	(623)	352	(770)
Policy maintenance charge	(5,988)	(3,515)	(995)
Transfers among the sub-accounts and with the Fixed Account - net	3,494	863	85
Increase (decrease) in net assets from policy transactions	2,881	(410)	(168)
INCREASE (DECREASE) IN NET ASSETS	10,961	2,840	3,596
NET ASSETS AT BEGINNING OF PERIOD	113,450	61,211	26,185
NET ASSETS AT END OF PERIOD	$124,411	$64,051	$29,781
Accumulation Units outstanding at beginning of period	4,401	4,423	672
Units issued	273	349	34
Units redeemed	(176)	(368)	(35)
Accumulation Units outstanding at end of period	4,498	4,404	671
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	MFS® Mass.
	Investors Growth	MFS® New	MFS® Total
	Stock Portfolio	Discovery	Return
	Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$419	$—	$2,938
Net realized gains (losses)	9,957	28,182	3,873
Change in unrealized gains (losses)	9,623	86,671	6,028
Increase (decrease) in net assets from operations	19,999	114,853	12,839
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,950	15,225	10,937
Benefits	—	—	—
Payments on termination	(2,901)	(1,326)	(1,287)
Loans	354	194	97
Policy maintenance charge	(3,327)	(10,246)	(6,257)
Transfers among the sub-accounts and with the Fixed Account - net	(195)	(2,062)	1,994
Increase (decrease) in net assets from policy transactions	(2,119)	1,785	5,484
INCREASE (DECREASE) IN NET ASSETS	17,880	116,638	18,323
NET ASSETS AT BEGINNING OF PERIOD	90,949	247,271	127,341
NET ASSETS AT END OF PERIOD	$108,829	$363,909	$145,664
Accumulation Units outstanding at beginning of period	4,799	3,097	3,303
Units issued	129	115	240
Units redeemed	(241)	(88)	(103)
Accumulation Units outstanding at end of period	4,687	3,124	3,440

	2020
			Morgan Stanley
			VIF Emerging
	MFS® Utilities	MFS® Value	Markets Equity
	Series Initial Class	Series Initial Class	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,050	$928	$319
Net realized gains (losses)	4,051	4,110	416
Change in unrealized gains (losses)	(424)	(4,869)	3,250
Increase (decrease) in net assets from operations	5,677	169	3,985
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,645	5,577	2,798
Benefits	—	—	—
Payments on termination	(6,815)	(3,630)	—
Loans	436	(569)	—
Policy maintenance charge	(4,197)	(2,849)	(1,078)
Transfers among the sub-accounts and with the Fixed Account - net	698	(10,012)	1,138
Increase (decrease) in net assets from policy transactions	(4,233)	(11,483)	2,858
INCREASE (DECREASE) IN NET ASSETS	1,444	(11,314)	6,843
NET ASSETS AT BEGINNING OF PERIOD	85,324	77,630	22,171
NET ASSETS AT END OF PERIOD	$86,768	$66,316	$29,014
Accumulation Units outstanding at beginning of period	1,112	1,973	2,020
Units issued	81	100	327
Units redeemed	(125)	(444)	(37)
Accumulation Units outstanding at end of period	1,068	1,629	2,310

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Morgan Stanley	Morgan Stanley	Morningstar
	VIF	VIF U.S.	Aggressive Growth
	Growth	Real Estate	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$3,341	$8,899
Net realized gains (losses)	37,410	3,000	6,743
Change in unrealized gains (losses)	95,475	(31,258)	32,430
Increase (decrease) in net assets from operations	132,885	(24,917)	48,072
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,272	11,453	124,204
Benefits	—	—	—
Payments on termination	(27,808)	(12,441)	(15,362)
Loans	(7,038)	(5)	4,284
Policy maintenance charge	(8,052)	(4,480)	(65,516)
Transfers among the sub-accounts and with the Fixed Account - net	(5,212)	4,715	9,120
Increase (decrease) in net assets from policy transactions	(33,838)	(758)	56,730
INCREASE (DECREASE) IN NET ASSETS	99,047	(25,675)	104,802
NET ASSETS AT BEGINNING OF PERIOD	126,470	144,392	391,038
NET ASSETS AT END OF PERIOD	$225,517	$118,717	$495,840
Accumulation Units outstanding at beginning of period	2,144	2,708	20,950
Units issued	176	301	5,723
Units redeemed	(594)	(331)	(1,806)
Accumulation Units outstanding at end of period	1,726	2,678	24,867

	2020
	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,902	$1,350	$18,172
Net realized gains (losses)	3,289	597	23,057
Change in unrealized gains (losses)	21,801	2,600	47,682
Increase (decrease) in net assets from operations	32,992	4,547	88,911
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	108,285	16,913	202,748
Benefits	—	—	—
Payments on termination	(23,898)	(7,750)	(8,567)
Loans	(9,531)	—	(1,817)
Policy maintenance charge	(67,121)	(8,944)	(103,857)
Transfers among the sub-accounts and with the Fixed Account - net	10,986	(1,057)	4,057
Increase (decrease) in net assets from policy transactions	18,721	(838)	92,564
INCREASE (DECREASE) IN NET ASSETS	51,713	3,709	181,475
NET ASSETS AT BEGINNING OF PERIOD	322,243	63,151	717,516
NET ASSETS AT END OF PERIOD	$373,956	$66,860	$898,991
Accumulation Units outstanding at beginning of period	18,565	4,258	40,620
Units issued	4,050	591	8,206
Units redeemed	(2,389)	(628)	(1,788)
Accumulation Units outstanding at end of period	20,226	4,221	47,038

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Morningstar Income	PIMCO VIT	PIMCO VIT Real
	and Growth ETF	Int. Bond	Return
	Asset Allocation	U.S. Dollar-Hedged	Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,967	$3,146	$2,135
Net realized gains (losses)	1,228	128	250
Change in unrealized gains (losses)	8,360	(347)	14,155
Increase (decrease) in net assets from operations	13,555	2,927	16,540
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	54,630	6,160	11,552
Benefits	—	—	—
Payments on termination	(7,471)	(10)	(3,282)
Loans	—	(624)	(452)
Policy maintenance charge	(24,270)	(3,205)	(6,761)
Transfers among the sub-accounts and with the Fixed Account - net	(3,891)	467	2,181
Increase (decrease) in net assets from policy transactions	18,998	2,788	3,238
INCREASE (DECREASE) IN NET ASSETS	32,553	5,715	19,778
NET ASSETS AT BEGINNING OF PERIOD	137,616	50,788	139,372
NET ASSETS AT END OF PERIOD	$170,169	$56,503	$159,150
Accumulation Units outstanding at beginning of period	8,574	2,042	7,425
Units issued	1,932	178	611
Units redeemed	(736)	(68)	(447)
Accumulation Units outstanding at end of period	9,770	2,152	7,589

	2020
	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,083	$4,734	$802
Net realized gains (losses)	4,240	(469)	343
Change in unrealized gains (losses)	13,169	529	(438)
Increase (decrease) in net assets from operations	23,492	4,794	707
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,221	6,438	2,862
Benefits	(7,716)	(4,050)	—
Payments on termination	(7,970)	(2,398)	(295)
Loans	1,825	2,097	—
Policy maintenance charge	(13,283)	(3,698)	(1,293)
Transfers among the sub-accounts and with the Fixed Account - net	5,034	(670)	(4,356)
Increase (decrease) in net assets from policy transactions	(889)	(2,281)	(3,082)
INCREASE (DECREASE) IN NET ASSETS	22,603	2,513	(2,375)
NET ASSETS AT BEGINNING OF PERIOD	271,687	85,386	33,551
NET ASSETS AT END OF PERIOD	$294,290	$87,899	$31,176
Accumulation Units outstanding at beginning of period	11,435	2,438	1,103
Units issued	908	215	148
Units redeemed	(942)	(274)	(267)
Accumulation Units outstanding at end of period	11,401	2,379	984

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
			VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging
	Blue Chip Growth	Equity Income	Markets
	Portfolio I	Portfolio I	Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$10,545	$2,705
Net realized gains (losses)	33,824	8,627	6,032
Change in unrealized gains (losses)	57,634	(12,871)	15,193
Increase (decrease) in net assets from operations	91,458	6,301	23,930
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,369	31,328	11,529
Benefits	(4,388)	—	(54)
Payments on termination	(12,711)	(26,737)	(6,975)
Loans	(287)	(909)	(1,345)
Policy maintenance charge	(12,897)	(18,547)	(6,137)
Transfers among the sub-accounts and with the Fixed Account - net	(14,329)	16,572	676
Increase (decrease) in net assets from policy transactions	(30,243)	1,707	(2,306)
INCREASE (DECREASE) IN NET ASSETS	61,215	8,008	21,624
NET ASSETS AT BEGINNING OF PERIOD	284,364	517,012	136,013
NET ASSETS AT END OF PERIOD	$345,579	$525,020	$157,637
Accumulation Units outstanding at beginning of period	5,605	11,383	3,167
Units issued	112	977	188
Units redeemed	(644)	(936)	(225)
Accumulation Units outstanding at end of period	5,073	11,424	3,130

2020
VanEck VIP
Global
Hard Assets
Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$491
Net realized gains (losses)	(1,472)
Change in unrealized gains (losses)	15,699
Increase (decrease) in net assets from operations	14,718
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,408
Benefits	—
Payments on termination	(809)
Loans	2,841
Policy maintenance charge	(3,724)
Transfers among the sub-accounts and with the Fixed Account - net	2,107
Increase (decrease) in net assets from policy transactions	9,823
INCREASE (DECREASE) IN NET ASSETS	24,541
NET ASSETS AT BEGINNING OF PERIOD	49,749
NET ASSETS AT END OF PERIOD	$74,290
Accumulation Units outstanding at beginning of period	2,246
Units issued	858
Units redeemed	(288)
Accumulation Units outstanding at end of period	2,816
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$245	$150	$200
Net realized gains (losses)	2,161	870	(21)
Change in unrealized gains (losses)	1,631	5,224	2,954
Increase (decrease) in net assets from operations	4,037	6,244	3,133
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,756	4,027	1,543
Benefits	—	—	—
Payments on termination	—	—	18
Loans	—	—	—
Policy maintenance charge	(2,866)	(2,808)	(940)
Transfers among the sub-accounts and with the Fixed Account - net	(45)	228	2,319
Increase (decrease) in net assets from policy transactions	1,845	1,447	2,940
INCREASE (DECREASE) IN NET ASSETS	5,882	7,691	6,073
NET ASSETS AT BEGINNING OF PERIOD	16,169	21,936	16,624
NET ASSETS AT END OF PERIOD	$22,051	$29,627	$22,697
Accumulation Units outstanding at beginning of period	782	2,378	2,326
Units issued	95	264	460
Units redeemed	(16)	(124)	(75)
Accumulation Units outstanding at end of period	861	2,518	2,711

	2019
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$17	$177
Net realized gains (losses)	5,580	274	366
Change in unrealized gains (losses)	6,502	209	1,211
Increase (decrease) in net assets from operations	12,082	500	1,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,500	1,760	5,506
Benefits	—	—	—
Payments on termination	(1,795)	—	—
Loans	211	—	—
Policy maintenance charge	(3,754)	(795)	(3,282)
Transfers among the sub-accounts and with the Fixed Account - net	(387)	(743)	638
Increase (decrease) in net assets from policy transactions	775	222	2,862
INCREASE (DECREASE) IN NET ASSETS	12,857	722	4,616
NET ASSETS AT BEGINNING OF PERIOD	33,397	2,443	7,933
NET ASSETS AT END OF PERIOD	$46,254	$3,165	$12,549
Accumulation Units outstanding at beginning of period	1,176	115	475
Units issued	119	55	314
Units redeemed	(100)	(45)	(97)
Accumulation Units outstanding at end of period	1,195	125	692
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$—
Net realized gains (losses)	50,862	14,550	66,783
Change in unrealized gains (losses)	31,760	56,859	35,662
Increase (decrease) in net assets from operations	82,622	71,409	102,445
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,642	19,698	33,295
Benefits	—	—	—
Payments on termination	(61,520)	(28,545)	(59,128)
Loans	(5,885)	(2,058)	(1,035)
Policy maintenance charge	(20,899)	(15,115)	(20,544)
Transfers among the sub-accounts and with the Fixed Account - net	(1,477)	(9,058)	(1,619)
Increase (decrease) in net assets from policy transactions	(59,139)	(35,078)	(49,031)
INCREASE (DECREASE) IN NET ASSETS	23,483	36,331	53,414
NET ASSETS AT BEGINNING OF PERIOD	268,523	272,033	345,663
NET ASSETS AT END OF PERIOD	$292,006	$308,364	$399,077
Accumulation Units outstanding at beginning of period	5,448	8,703	8,919
Units issued	564	364	454
Units redeemed	(1,248)	(1,320)	(1,363)
Accumulation Units outstanding at end of period	4,764	7,747	8,010

	2019
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class A	Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$4,087	$2,848
Net realized gains (losses)	127	23,975	724
Change in unrealized gains (losses)	(81)	24,832	10,195
Increase (decrease) in net assets from operations	46	52,894	13,767
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,376	9,186	6,191
Benefits	—	—	—
Payments on termination	—	(58,949)	(19,624)
Loans	—	(220)	—
Policy maintenance charge	(507)	(6,755)	(5,239)
Transfers among the sub-accounts and with the Fixed Account - net	609	262	(66)
Increase (decrease) in net assets from policy transactions	2,478	(56,476)	(18,738)
INCREASE (DECREASE) IN NET ASSETS	2,524	(3,582)	(4,971)
NET ASSETS AT BEGINNING OF PERIOD	40	192,418	76,300
NET ASSETS AT END OF PERIOD	$2,564	$188,836	$71,329
Accumulation Units outstanding at beginning of period	4	4,792	4,051
Units issued	175	120	126
Units redeemed	(6)	(1,327)	(1,025)
Accumulation Units outstanding at end of period	173	3,585	3,152
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$544	$1,614	$4,314
Net realized gains (losses)	6,281	3,400	130,308
Change in unrealized gains (losses)	4,923	9,606	119,879
Increase (decrease) in net assets from operations	11,748	14,620	254,501
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,223	7,730	81,067
Benefits	—	—	(4,373)
Payments on termination	(10,874)	(5,245)	(106,196)
Loans	—	706	(2,480)
Policy maintenance charge	(2,555)	(4,381)	(49,329)
Transfers among the sub-accounts and with the Fixed Account - net	308	(2)	(2,648)
Increase (decrease) in net assets from policy transactions	(9,898)	(1,192)	(83,959)
INCREASE (DECREASE) IN NET ASSETS	1,850	13,428	170,542
NET ASSETS AT BEGINNING OF PERIOD	51,397	81,175	834,803
NET ASSETS AT END OF PERIOD	$53,247	$94,603	$1,005,345
Accumulation Units outstanding at beginning of period	1,165	3,170	19,837
Units issued	38	192	1,149
Units redeemed	(240)	(237)	(2,606)
Accumulation Units outstanding at end of period	963	3,125	18,380

	2019
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$15	$357	$17,466
Net realized gains (losses)	2	266	60,114
Change in unrealized gains (losses)	118	4,217	131,499
Increase (decrease) in net assets from operations	135	4,840	209,079
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,131	10,105	64,463
Benefits	—	—	(4,007)
Payments on termination	—	(967)	(83,589)
Loans	—	(4)	792
Policy maintenance charge	(757)	(4,368)	(40,665)
Transfers among the sub-accounts and with the Fixed Account - net	647	784	(6,372)
Increase (decrease) in net assets from policy transactions	2,021	5,550	(69,378)
INCREASE (DECREASE) IN NET ASSETS	2,156	10,390	139,701
NET ASSETS AT BEGINNING OF PERIOD	15	14,836	793,490
NET ASSETS AT END OF PERIOD	$2,171	$25,226	$933,191
Accumulation Units outstanding at beginning of period	2	1,222	26,731
Units issued	180	564	973
Units redeemed	(1)	(113)	(2,941)
Accumulation Units outstanding at end of period	181	1,673	24,763
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,978	$2,127	$2,861
Net realized gains (losses)	—	4,922	122,359
Change in unrealized gains (losses)	—	8,088	192,553
Increase (decrease) in net assets from operations	9,978	15,137	317,773
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,086	13,108	82,347
Benefits	—	—	—
Payments on termination	(34,473)	(2,221)	(143,534)
Loans	(3,877)	11,433	506
Policy maintenance charge	(36,490)	(6,525)	(58,709)
Transfers among the sub-accounts and with the Fixed Account - net	(3,576)	70	(3,812)
Increase (decrease) in net assets from policy transactions	(7,330)	15,865	(123,202)
INCREASE (DECREASE) IN NET ASSETS	2,648	31,002	194,571
NET ASSETS AT BEGINNING OF PERIOD	503,499	41,531	975,518
NET ASSETS AT END OF PERIOD	$506,147	$72,533	$1,170,089
Accumulation Units outstanding at beginning of period	35,759	2,175	29,255
Units issued	3,364	962	988
Units redeemed	(3,746)	(216)	(3,939)
Accumulation Units outstanding at end of period	35,377	2,921	26,304

	2019
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,165	$17,649	$5,968
Net realized gains (losses)	(54)	59,329	6,886
Change in unrealized gains (losses)	1,858	155,431	67,662
Increase (decrease) in net assets from operations	2,969	232,409	80,516
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,831	78,048	76,379
Benefits	—	—	—
Payments on termination	(555)	(34,107)	(1,473)
Loans	—	(3,475)	(930)
Policy maintenance charge	(3,533)	(45,818)	(36,581)
Transfers among the sub-accounts and with the Fixed Account - net	30	43,631	(831)
Increase (decrease) in net assets from policy transactions	1,773	38,279	36,564
INCREASE (DECREASE) IN NET ASSETS	4,742	270,688	117,080
NET ASSETS AT BEGINNING OF PERIOD	19,036	735,014	243,923
NET ASSETS AT END OF PERIOD	$23,778	$1,005,702	$361,003
Accumulation Units outstanding at beginning of period	1,079	22,108	11,086
Units issued	184	7,552	1,644
Units redeemed	(92)	(4,296)	(225)
Accumulation Units outstanding at end of period	1,171	25,364	12,505
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,216	$500	$5,236
Net realized gains (losses)	215	5,326	14,326
Change in unrealized gains (losses)	21,262	5,346	51,397
Increase (decrease) in net assets from operations	30,693	11,172	70,959
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	42,683	12,804	31,162
Benefits	(3,121)	—	(3,422)
Payments on termination	(28,715)	(1,080)	(11,502)
Loans	(6,879)	(1,596)	(2,754)
Policy maintenance charge	(23,855)	(8,845)	(14,795)
Transfers among the sub-accounts and with the Fixed Account - net	169	3,048	1,293
Increase (decrease) in net assets from policy transactions	(19,718)	4,331	(18)
INCREASE (DECREASE) IN NET ASSETS	10,975	15,503	70,941
NET ASSETS AT BEGINNING OF PERIOD	332,472	46,196	253,205
NET ASSETS AT END OF PERIOD	$343,447	$61,699	$324,146
Accumulation Units outstanding at beginning of period	18,524	2,377	11,716
Units issued	1,468	580	922
Units redeemed	(2,426)	(247)	(864)
Accumulation Units outstanding at end of period	17,566	2,710	11,774

	2019
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$665	$3	$141
Net realized gains (losses)	1,098	3	727
Change in unrealized gains (losses)	4,667	18	1,552
Increase (decrease) in net assets from operations	6,430	24	2,420
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,382	377	2,140
Benefits	—	—	—
Payments on termination	(3,036)	—	(442)
Loans	5,945	—	—
Policy maintenance charge	(3,150)	(221)	(1,324)
Transfers among the sub-accounts and with the Fixed Account - net	(376)	47	(11)
Increase (decrease) in net assets from policy transactions	7,765	203	363
INCREASE (DECREASE) IN NET ASSETS	14,195	227	2,783
NET ASSETS AT BEGINNING OF PERIOD	26,652	6	6,768
NET ASSETS AT END OF PERIOD	$40,847	$233	$9,551
Accumulation Units outstanding at beginning of period	1,532	1	387
Units issued	754	30	59
Units redeemed	(293)	(12)	(40)
Accumulation Units outstanding at end of period	1,993	19	406
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,016	$1,087	$69
Net realized gains (losses)	(248)	365	227
Change in unrealized gains (losses)	(1,138)	1,631	562
Increase (decrease) in net assets from operations	630	3,083	858
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,468	2,967	1,284
Benefits	—	—	—
Payments on termination	(1,253)	(1,186)	(1,150)
Loans	242	492	(4)
Policy maintenance charge	(3,017)	(1,966)	(950)
Transfers among the sub-accounts and with the Fixed Account - net	349	11	6
Increase (decrease) in net assets from policy transactions	789	318	(814)
INCREASE (DECREASE) IN NET ASSETS	1,419	3,401	44
NET ASSETS AT BEGINNING OF PERIOD	27,886	19,168	4,177
NET ASSETS AT END OF PERIOD	$29,305	$22,569	$4,221
Accumulation Units outstanding at beginning of period	1,639	1,146	254
Units issued	192	149	59
Units redeemed	(147)	(136)	(106)
Accumulation Units outstanding at end of period	1,684	1,159	207

	2019
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$59	$614	$—
Net realized gains (losses)	300	7,281	2,455
Change in unrealized gains (losses)	229	3,422	3,424
Increase (decrease) in net assets from operations	588	11,317	5,879
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	7,135	3,503
Benefits	—	—	—
Payments on termination	(386)	(1,647)	(1,648)
Loans	—	—	—
Policy maintenance charge	(905)	(4,705)	(2,543)
Transfers among the sub-accounts and with the Fixed Account - net	8	1,335	(56)
Increase (decrease) in net assets from policy transactions	(76)	2,118	(744)
INCREASE (DECREASE) IN NET ASSETS	512	13,435	5,135
NET ASSETS AT BEGINNING OF PERIOD	2,635	41,140	18,855
NET ASSETS AT END OF PERIOD	$3,147	$54,575	$23,990
Accumulation Units outstanding at beginning of period	164	2,031	902
Units issued	32	205	84
Units redeemed	(37)	(110)	(115)
Accumulation Units outstanding at end of period	159	2,126	871
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$654	$509	$165
Net realized gains (losses)	(126)	(60)	47
Change in unrealized gains (losses)	443	427	1,324
Increase (decrease) in net assets from operations	971	876	1,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,257	925	2,190
Benefits	—	—	—
Payments on termination	(476)	—	(528)
Loans	246	—	—
Policy maintenance charge	(870)	(969)	(1,404)
Transfers among the sub-accounts and with the Fixed Account - net	(70)	229	124
Increase (decrease) in net assets from policy transactions	1,087	185	382
INCREASE (DECREASE) IN NET ASSETS	2,058	1,061	1,918
NET ASSETS AT BEGINNING OF PERIOD	11,647	15,919	27,804
NET ASSETS AT END OF PERIOD	$13,705	$16,980	$29,722
Accumulation Units outstanding at beginning of period	727	1,214	1,173
Units issued	146	60	56
Units redeemed	(84)	(46)	(41)
Accumulation Units outstanding at end of period	789	1,228	1,188

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	Fund Series I	Fund Series I	Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$419	$—	$146
Net realized gains (losses)	668	22,182	2,775
Change in unrealized gains (losses)	1,807	28,690	1,675
Increase (decrease) in net assets from operations	2,894	50,872	4,596
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,925	12,212	3,078
Benefits	—	—	—
Payments on termination	(1,660)	(4,026)	(1,648)
Loans	—	(13)	—
Policy maintenance charge	(3,964)	(7,481)	(2,558)
Transfers among the sub-accounts and with the Fixed Account - net	7	(1,391)	(341)
Increase (decrease) in net assets from policy transactions	1,308	(699)	(1,469)
INCREASE (DECREASE) IN NET ASSETS	4,202	50,173	3,127
NET ASSETS AT BEGINNING OF PERIOD	15,796	130,479	14,953
NET ASSETS AT END OF PERIOD	$19,998	$180,652	$18,080
Accumulation Units outstanding at beginning of period	1,295	5,227	827
Units issued	312	167	67
Units redeemed	(212)	(201)	(135)
Accumulation Units outstanding at end of period	1,395	5,193	759
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth
	Series II	Inc. Fund Series I	Fund Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,515	$258	$1,180
Net realized gains (losses)	70,670	(77)	7,744
Change in unrealized gains (losses)	34,792	478	18,547
Increase (decrease) in net assets from operations	107,977	659	27,471
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	35,836	2,135	12,037
Benefits	—	—	—
Payments on termination	(57,788)	(257)	(11,356)
Loans	(2,574)	—	773
Policy maintenance charge	(20,699)	(1,580)	(7,625)
Transfers among the sub-accounts and with the Fixed Account - net	(4,126)	44	1,052
Increase (decrease) in net assets from policy transactions	(49,351)	342	(5,119)
INCREASE (DECREASE) IN NET ASSETS	58,626	1,001	22,352
NET ASSETS AT BEGINNING OF PERIOD	361,052	5,811	97,297
NET ASSETS AT END OF PERIOD	$419,678	$6,812	$119,649
Accumulation Units outstanding at beginning of period	12,850	411	3,977
Units issued	554	122	320
Units redeemed	(2,041)	(98)	(423)
Accumulation Units outstanding at end of period	11,363	435	3,874

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Main Street	Main Street Small	Total Return Bond
	Fund® Series I	Cap Fund® Series I	Fund Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$96	$1,383	$292
Net realized gains (losses)	1,290	69,205	(2)
Change in unrealized gains (losses)	1,115	90,419	471
Increase (decrease) in net assets from operations	2,501	161,007	761
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,283	53,259	2,383
Benefits	—	—	—
Payments on termination	(1,209)	(51,854)	(1,352)
Loans	—	12,990	—
Policy maintenance charge	(1,352)	(33,554)	(1,268)
Transfers among the sub-accounts and with the Fixed Account - net	(54)	4,274	21
Increase (decrease) in net assets from policy transactions	(1,332)	(14,885)	(216)
INCREASE (DECREASE) IN NET ASSETS	1,169	146,122	545
NET ASSETS AT BEGINNING OF PERIOD	8,780	612,383	8,014
NET ASSETS AT END OF PERIOD	$9,949	$758,505	$8,559
Accumulation Units outstanding at beginning of period	875	12,875	781
Units issued	62	1,180	143
Units redeemed	(187)	(1,129)	(163)
Accumulation Units outstanding at end of period	750	12,926	761
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.
	Franchise	Value	Core Equity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$34	$227
Net realized gains (losses)	47,751	296	3,109
Change in unrealized gains (losses)	36,500	708	2,512
Increase (decrease) in net assets from operations	84,251	1,038	5,848
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,220	1,793	2,410
Benefits	—	—	—
Payments on termination	(19,016)	(419)	(733)
Loans	773	(18)	(486)
Policy maintenance charge	(14,309)	(1,281)	(948)
Transfers among the sub-accounts and with the Fixed Account - net	(53)	123	(177)
Increase (decrease) in net assets from policy transactions	(15,385)	198	66
INCREASE (DECREASE) IN NET ASSETS	68,866	1,236	5,914
NET ASSETS AT BEGINNING OF PERIOD	237,934	4,102	20,303
NET ASSETS AT END OF PERIOD	$306,800	$5,338	$26,217
Accumulation Units outstanding at beginning of period	12,185	224	1,034
Units issued	422	69	95
Units redeemed	(1,118)	(50)	(94)
Accumulation Units outstanding at end of period	11,489	243	1,035

	2020
	Invesco V.I.		Invesco V.I.
	Diversified	Invesco V.I.	Growth and
	Dividend Fund	Government	Income Fund
	Series I	Securities	Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$1,177	$5,067
Net realized gains (losses)	—	(117)	30,763
Change in unrealized gains (losses)	1	1,617	25,934
Increase (decrease) in net assets from operations	1	2,677	61,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	25	6,684	21,671
Benefits	—	—	—
Payments on termination	—	(1,997)	(20,932)
Loans	—	(110)	310
Policy maintenance charge	(10)	(4,047)	(13,600)
Transfers among the sub-accounts and with the Fixed Account - net	46	2,131	(1,214)
Increase (decrease) in net assets from policy transactions	61	2,661	(13,765)
INCREASE (DECREASE) IN NET ASSETS	62	5,338	47,999
NET ASSETS AT BEGINNING OF PERIOD	—	43,791	248,453
NET ASSETS AT END OF PERIOD	$62	$49,129	$296,452
Accumulation Units outstanding at beginning of period	—	3,787	7,113
Units issued	5	496	353
Units redeemed	—	(277)	(631)
Accumulation Units outstanding at end of period	5	4,006	6,835
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		Invesco V.I.
		International	Invesco V.I.
	Invesco V.I.	Growth	Mid Cap
	High Yield	Fund Series I	Core Equity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,974	$6	$534
Net realized gains (losses)	5	29	10,738
Change in unrealized gains (losses)	2,098	27	12,401
Increase (decrease) in net assets from operations	4,077	62	23,673
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,673	795	8,566
Benefits	—	—	—
Payments on termination	—	—	(11,658)
Loans	—	—	(430)
Policy maintenance charge	(2,107)	(401)	(4,620)
Transfers among the sub-accounts and with the Fixed Account - net	677	47	(2,575)
Increase (decrease) in net assets from policy transactions	2,243	441	(10,717)
INCREASE (DECREASE) IN NET ASSETS	6,320	503	12,956
NET ASSETS AT BEGINNING OF PERIOD	29,707	68	97,674
NET ASSETS AT END OF PERIOD	$36,027	$571	$110,630
Accumulation Units outstanding at beginning of period	2,184	7	4,137
Units issued	232	47	229
Units redeemed	(42)	(5)	(626)
Accumulation Units outstanding at end of period	2,374	49	3,740

	2019
	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.
	Growth Fund	Growth Fund	Value
	Series I	Series II	Opportunity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$179
Net realized gains (losses)	3	12,891	13,704
Change in unrealized gains (losses)	(1)	7,561	4,476
Increase (decrease) in net assets from operations	2	20,452	18,359
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	59	5,767	6,314
Benefits	—	—	—
Payments on termination	—	(829)	(2,253)
Loans	—	195	(2,195)
Policy maintenance charge	(23)	(3,042)	(4,428)
Transfers among the sub-accounts and with the Fixed Account - net	41	(4,068)	(961)
Increase (decrease) in net assets from policy transactions	77	(1,977)	(3,523)
INCREASE (DECREASE) IN NET ASSETS	79	18,475	14,836
NET ASSETS AT BEGINNING OF PERIOD	—	60,203	60,518
NET ASSETS AT END OF PERIOD	$79	$78,678	$75,354
Accumulation Units outstanding at beginning of period	—	2,121	3,635
Units issued	6	114	396
Units redeemed	—	(166)	(565)
Accumulation Units outstanding at end of period	6	2,069	3,466
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson		Janus Henderson
	Balanced	Janus Henderson	Enterprise
	Portfolio	Balanced Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$466	$6,761	$93
Net realized gains (losses)	1,745	18,778	2,671
Change in unrealized gains (losses)	2,617	57,200	9,211
Increase (decrease) in net assets from operations	4,828	82,739	11,975
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,722	35,600	13,132
Benefits	—	—	—
Payments on termination	(1,003)	(28,973)	(446)
Loans	(2,971)	(512)	11,419
Policy maintenance charge	(5,189)	(22,471)	(4,873)
Transfers among the sub-accounts and with the Fixed Account - net	136	(2,384)	(20)
Increase (decrease) in net assets from policy transactions	(1,305)	(18,740)	19,212
INCREASE (DECREASE) IN NET ASSETS	3,523	63,999	31,187
NET ASSETS AT BEGINNING OF PERIOD	22,146	385,126	26,417
NET ASSETS AT END OF PERIOD	$25,669	$449,125	$57,604
Accumulation Units outstanding at beginning of period	1,031	11,015	1,021
Units issued	204	395	723
Units redeemed	(245)	(904)	(100)
Accumulation Units outstanding at end of period	990	10,506	1,644

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Flexible	Forty	Global Research
	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$639	$179	$467
Net realized gains (losses)	(76)	13,547	3,600
Change in unrealized gains (losses)	1,158	23,798	9,094
Increase (decrease) in net assets from operations	1,721	37,524	13,161
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,351	10,025	3,600
Benefits	—	—	—
Payments on termination	(257)	(24,667)	(38)
Loans	—	195	—
Policy maintenance charge	(2,150)	(6,243)	(1,625)
Transfers among the sub-accounts and with the Fixed Account - net	189	(3,411)	(705)
Increase (decrease) in net assets from policy transactions	133	(24,101)	1,232
INCREASE (DECREASE) IN NET ASSETS	1,854	13,423	14,393
NET ASSETS AT BEGINNING OF PERIOD	18,167	106,205	45,232
NET ASSETS AT END OF PERIOD	$20,021	$119,628	$59,625
Accumulation Units outstanding at beginning of period	1,127	2,599	1,631
Units issued	99	139	62
Units redeemed	(76)	(597)	(23)
Accumulation Units outstanding at end of period	1,150	2,141	1,670
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Glob.Tech. and	Mid Cap Value	Mid Cap Value
	Innovation Portfolio	Portfolio	Portfolio
	Institutional Shares*	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$155	$1,513
Net realized gains (losses)	3,163	888	11,624
Change in unrealized gains (losses)	7,970	2,130	24,939
Increase (decrease) in net assets from operations	11,133	3,173	38,076
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,966	4,351	12,752
Benefits	—	—	—
Payments on termination	(1,007)	—	(11,112)
Loans	5,705	(4)	1,027
Policy maintenance charge	(4,558)	(1,377)	(6,224)
Transfers among the sub-accounts and with the Fixed Account - net	357	589	(5,511)
Increase (decrease) in net assets from policy transactions	11,463	3,559	(9,068)
INCREASE (DECREASE) IN NET ASSETS	22,596	6,732	29,008
NET ASSETS AT BEGINNING OF PERIOD	19,843	9,591	128,996
NET ASSETS AT END OF PERIOD	$42,439	$16,323	$158,004
Accumulation Units outstanding at beginning of period	598	519	4,580
Units issued	493	294	282
Units redeemed	(79)	(30)	(549)
Accumulation Units outstanding at end of period	1,012	783	4,313

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Overseas	Overseas	Research
	Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$719	$1,585	$—
Net realized gains (losses)	—	(3,538)	3
Change in unrealized gains (losses)	8,573	22,635	15
Increase (decrease) in net assets from operations	9,292	20,682	18
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,229	8,594	545
Benefits	—	—	—
Payments on termination	—	(7,049)	—
Loans	6,454	(264)	—
Policy maintenance charge	(2,558)	(3,924)	(209)
Transfers among the sub-accounts and with the Fixed Account - net	422	(2,481)	73
Increase (decrease) in net assets from policy transactions	11,547	(5,124)	409
INCREASE (DECREASE) IN NET ASSETS	20,839	15,558	427
NET ASSETS AT BEGINNING OF PERIOD	24,635	79,103	—
NET ASSETS AT END OF PERIOD	$45,474	$94,661	$427
Accumulation Units outstanding at beginning of period	3,153	10,334	—
Units issued	2,194	995	47
Units redeemed	(764)	(1,570)	(18)
Accumulation Units outstanding at end of period	4,583	9,759	29
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Lazard Retirement	Legg Mason	Legg Mason Western
	Emerging	ClearBridge Variable	Assets Variable
	Markets	Large Cap Value	Global High Yield
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$256	$2,768	$5,883
Net realized gains (losses)	39	10,872	(938)
Change in unrealized gains (losses)	4,446	26,898	10,380
Increase (decrease) in net assets from operations	4,741	40,538	15,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,114	13,362	10,274
Benefits	—	—	—
Payments on termination	—	(26,293)	(5,358)
Loans	(40)	384	(3,110)
Policy maintenance charge	(945)	(9,214)	(6,272)
Transfers among the sub-accounts and with the Fixed Account - net	222	(133)	(5,205)
Increase (decrease) in net assets from policy transactions	2,351	(21,894)	(9,671)
INCREASE (DECREASE) IN NET ASSETS	7,092	18,644	5,654
NET ASSETS AT BEGINNING OF PERIOD	24,769	151,145	107,796
NET ASSETS AT END OF PERIOD	$31,861	$169,789	$113,450
Accumulation Units outstanding at beginning of period	475	5,738	4,783
Units issued	57	226	333
Units redeemed	(15)	(963)	(715)
Accumulation Units outstanding at end of period	517	5,001	4,401

	2019
			MFS® Mass.
	MFS® High	MFS® Investors	Investors Growth
	Yield Portfolio	Trust	Stock Portfolio
	Initial Class	Series Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,373	$164	$472
Net realized gains (losses)	(211)	1,593	6,792
Change in unrealized gains (losses)	4,803	4,502	18,764
Increase (decrease) in net assets from operations	7,965	6,259	26,028
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,719	1,403	4,169
Benefits	—	—	—
Payments on termination	(1,196)	(123)	(281)
Loans	(1,396)	—	(138)
Policy maintenance charge	(3,583)	(974)	(3,345)
Transfers among the sub-accounts and with the Fixed Account - net	147	(33)	(745)
Increase (decrease) in net assets from policy transactions	(309)	273	(340)
INCREASE (DECREASE) IN NET ASSETS	7,656	6,532	25,688
NET ASSETS AT BEGINNING OF PERIOD	53,555	19,653	65,261
NET ASSETS AT END OF PERIOD	$61,211	$26,185	$90,949
Accumulation Units outstanding at beginning of period	4,443	664	4,820
Units issued	224	28	150
Units redeemed	(244)	(20)	(171)
Accumulation Units outstanding at end of period	4,423	672	4,799
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	MFS® New	MFS® Total
	Discovery	Return	MFS® Utilities
	Series Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$2,804	$3,186
Net realized gains (losses)	47,402	4,013	854
Change in unrealized gains (losses)	28,530	14,680	13,056
Increase (decrease) in net assets from operations	75,932	21,497	17,096
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,581	10,952	5,814
Benefits	—	—	—
Payments on termination	(22,591)	(3,917)	(229)
Loans	(1,952)	(670)	(550)
Policy maintenance charge	(9,656)	(6,533)	(4,280)
Transfers among the sub-accounts and with the Fixed Account - net	(1,082)	812	(1,271)
Increase (decrease) in net assets from policy transactions	(18,700)	644	(516)
INCREASE (DECREASE) IN NET ASSETS	57,232	22,141	16,580
NET ASSETS AT BEGINNING OF PERIOD	190,039	105,200	68,744
NET ASSETS AT END OF PERIOD	$247,271	$127,341	$85,324
Accumulation Units outstanding at beginning of period	3,372	3,284	1,121
Units issued	139	192	40
Units redeemed	(414)	(173)	(49)
Accumulation Units outstanding at end of period	3,097	3,303	1,112

	2019
		Morgan Stanley	Morgan Stanley
		VIF Emerging	VIF
	MFS® Value	Markets Equity	Growth
	Series Initial Class	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,496	$221	$—
Net realized gains (losses)	5,843	1,783	13,869
Change in unrealized gains (losses)	11,777	1,811	20,150
Increase (decrease) in net assets from operations	19,116	3,815	34,019
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,260	2,940	15,076
Benefits	—	—	—
Payments on termination	(10,559)	—	(19,676)
Loans	(378)	(3,000)	(828)
Policy maintenance charge	(3,298)	(1,208)	(7,383)
Transfers among the sub-accounts and with the Fixed Account - net	(61)	13	(508)
Increase (decrease) in net assets from policy transactions	(7,036)	(1,255)	(13,319)
INCREASE (DECREASE) IN NET ASSETS	12,080	2,560	20,700
NET ASSETS AT BEGINNING OF PERIOD	65,550	19,611	105,770
NET ASSETS AT END OF PERIOD	$77,630	$22,171	$126,470
Accumulation Units outstanding at beginning of period	2,162	2,137	2,288
Units issued	118	198	236
Units redeemed	(307)	(315)	(380)
Accumulation Units outstanding at end of period	1,973	2,020	2,144
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Morgan Stanley	Morningstar	Morningstar
	VIF U.S.	Aggressive Growth	Balanced ETF
	Real Estate	ETF Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,690	$6,672	$7,139
Net realized gains (losses)	9,070	15,928	627
Change in unrealized gains (losses)	11,799	47,368	42,806
Increase (decrease) in net assets from operations	23,559	69,968	50,572
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,277	113,343	104,646
Benefits	—	—	—
Payments on termination	(4,578)	(26,492)	(103,233)
Loans	(2,399)	(10,256)	(2,121)
Policy maintenance charge	(6,006)	(60,627)	(68,760)
Transfers among the sub-accounts and with the Fixed Account - net	(2,561)	3,510	8,529
Increase (decrease) in net assets from policy transactions	(3,267)	19,478	(60,939)
INCREASE (DECREASE) IN NET ASSETS	20,292	89,446	(10,367)
NET ASSETS AT BEGINNING OF PERIOD	124,100	301,592	332,610
NET ASSETS AT END OF PERIOD	$144,392	$391,038	$322,243
Accumulation Units outstanding at beginning of period	2,769	19,479	21,947
Units issued	174	4,189	3,558
Units redeemed	(235)	(2,718)	(6,940)
Accumulation Units outstanding at end of period	2,708	20,950	18,565

	2019
	Morningstar	Morningstar	Morningstar Income
	Conservative ETF	Growth ETF	and Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,373	$13,584	$3,249
Net realized gains (losses)	529	32,533	1,710
Change in unrealized gains (losses)	3,883	67,275	14,140
Increase (decrease) in net assets from operations	5,785	113,392	19,099
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	19,075	193,052	57,756
Benefits	—	—	—
Payments on termination	(7,600)	(21,352)	(57,670)
Loans	—	(5,730)	—
Policy maintenance charge	(11,313)	(95,681)	(27,019)
Transfers among the sub-accounts and with the Fixed Account - net	(966)	7,421	(1,944)
Increase (decrease) in net assets from policy transactions	(804)	77,710	(28,877)
INCREASE (DECREASE) IN NET ASSETS	4,981	191,102	(9,778)
NET ASSETS AT BEGINNING OF PERIOD	58,170	526,414	147,394
NET ASSETS AT END OF PERIOD	$63,151	$717,516	$137,616
Accumulation Units outstanding at beginning of period	4,304	35,172	10,287
Units issued	679	8,021	2,091
Units redeemed	(725)	(2,573)	(3,804)
Accumulation Units outstanding at end of period	4,258	40,620	8,574
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	PIMCO VIT	PIMCO VIT Real	PIMCO VIT
	Int. Bond	Return	Total Return
	U.S. Dollar-Hedged	Portfolio	Portfolio
	Admin. Shares	Admin. Shares	Admin. Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$879	$2,286	$8,126
Net realized gains (losses)	665	(455)	286
Change in unrealized gains (losses)	1,785	9,087	13,342
Increase (decrease) in net assets from operations	3,329	10,918	21,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,262	12,722	22,704
Benefits	—	—	—
Payments on termination	(2,907)	(7,624)	(12,151)
Loans	181	(913)	(1,315)
Policy maintenance charge	(3,056)	(6,517)	(13,390)
Transfers among the sub-accounts and with the Fixed Account - net	268	1,010	(3,162)
Increase (decrease) in net assets from policy transactions	748	(1,322)	(7,314)
INCREASE (DECREASE) IN NET ASSETS	4,077	9,596	14,440
NET ASSETS AT BEGINNING OF PERIOD	46,711	129,776	257,247
NET ASSETS AT END OF PERIOD	$50,788	$139,372	$271,687
Accumulation Units outstanding at beginning of period	2,010	7,497	11,733
Units issued	186	524	668
Units redeemed	(154)	(596)	(966)
Accumulation Units outstanding at end of period	2,042	7,425	11,435

	2019
		Putnam
	Putnam	VT International	T. Rowe Price
	VT High Yield	Value Fund	Blue Chip Growth
	Fund Class IA	Class IA	Portfolio I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$4,698	$837	$—
Net realized gains (losses)	(122)	1,689	45,510
Change in unrealized gains (losses)	6,091	2,969	25,864
Increase (decrease) in net assets from operations	10,667	5,495	71,374
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,586	3,246	15,148
Benefits	—	—	—
Payments on termination	(2,132)	(303)	(11,228)
Loans	72	—	(587)
Policy maintenance charge	(3,668)	(1,455)	(12,481)
Transfers among the sub-accounts and with the Fixed Account - net	942	302	(57,283)
Increase (decrease) in net assets from policy transactions	1,800	1,790	(66,431)
INCREASE (DECREASE) IN NET ASSETS	12,467	7,285	4,943
NET ASSETS AT BEGINNING OF PERIOD	72,919	26,266	279,421
NET ASSETS AT END OF PERIOD	$85,386	$33,551	$284,364
Accumulation Units outstanding at beginning of period	2,386	1,041	7,154
Units issued	145	105	149
Units redeemed	(93)	(43)	(1,698)
Accumulation Units outstanding at end of period	2,438	1,103	5,605

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$11,139	$599	$—
Net realized gains (losses)	35,812	5,477	(3,019)
Change in unrealized gains (losses)	64,214	27,620	7,838
Increase (decrease) in net assets from operations	111,165	33,696	4,819
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,806	11,869	10,235
Benefits	—	—	—
Payments on termination	(36,885)	(7,157)	(240)
Loans	(3,864)	(3,927)	(2,246)
Policy maintenance charge	(20,996)	(6,100)	(3,587)
Transfers among the sub-accounts and with the Fixed Account - net	2,510	(6,217)	1,575
Increase (decrease) in net assets from policy transactions	(24,429)	(11,532)	5,737
INCREASE (DECREASE) IN NET ASSETS	86,736	22,164	10,556
NET ASSETS AT BEGINNING OF PERIOD	430,276	113,849	39,193
NET ASSETS AT END OF PERIOD	$517,012	$136,013	$49,749
Accumulation Units outstanding at beginning of period	11,974	3,462	1,979
Units issued	533	174	671
Units redeemed	(1,124)	(469)	(404)
Accumulation Units outstanding at end of period	11,383	3,167	2,246

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York (“ALNY”). The assets of the Account are legally segregated from those of ALNY. ALNY is wholly owned by Allstate Life Insurance Company ("ALIC"), which is a wholly owned subsidiary of Allstate Insurance Company , which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). ALNY issues four life insurance policies: the Consultant Protector, the Consultant Accumulator, the Total Accumulator, and the Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies, except the Future Vest, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein ALNY contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Growth and Income Class A
AB VPS International Growth Class A
AB VPS International Value Class A
AB VPS Small Cap Growth Class A
AB VPS Small/Mid Cap Value Class A
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger Small Cap Growth Portfolio Class I-2
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Small Cap Index VIP Class A
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class
Fidelity® VIP Value Portfolio Initial Class
Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II*
Invesco Oppenheimer V.I. Global Fund Series I
Invesco Oppenheimer V.I. Global Fund Series II
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I
Invesco Oppenheimer V.I. Intl. Growth Fund Series I
Invesco Oppenheimer V.I. Main Street Fund® Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I
Invesco Oppenheimer V.I. Total Return Bond Fund Series I
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Core Equity
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. High Yield
Invesco V.I. International Growth Fund Series I
Invesco V.I. Mid Cap Core Equity
Invesco V.I. Mid Cap Growth Fund Series I*
Invesco V.I. Mid Cap Growth Fund Series II*
Invesco V.I. Value Opportunity
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares*
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass. Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Morningstar Growth ETF Asset Allocation Portfolio Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Hard Assets Fund Initial Class
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
    The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the ALNY general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent events - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. On March 29, 2021, The Allstate Corporation announced an agreement to sell ALNY, including the Account, to Wilton Reassurance Company. The sales transactions are expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.
2. Portfolio changes
The following sub-account opened during the year ended December 31, 2020:
•Invesco Oppenheimer VI Disc. Mid Cap Gwth. Fund Series II commenced operation on April, 30, 2020
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series I	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II
June 12, 2020	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I
The following sub-account name change occurred during the year ended December 31, 2020:

New fund name	Old fund name
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Global Technology Portfolio Institutional Shares

3. Summary of Significant Accounting Policies
    The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
    Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ALNY. ALNY is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Level 1:        Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:      Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the     full term of the asset.
Level 3:     Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
    Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in payments on termination on the Statements of Changes in Net Assets.
Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), ALNY will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate ALNY for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:
Cost of Insurance - On all policies, ALNY charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. ALNY deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.
Administrative Expense Charge - ALNY deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.
Policy Fee - On all policies, ALNY deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.
6.    Purchases of Investments
    The cost of investments purchased during the year ended December 31, 2020 was as follows:

Sub-Account	Purchases
AB VPS Growth and Income Class A	$3,384
AB VPS International Growth Class A	5,074
AB VPS International Value Class A	4,323
AB VPS Small Cap Growth Class A	6,331

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
AB VPS Small/Mid Cap Value Class A	$1,444
Alger Balanced Class I-2	4,806
Alger Capital Appreciation Class I-2	73,886
Alger Large Cap Growth Class I-2	74,294
Alger MidCap Growth Class I-2	96,772
Alger Small Cap Growth Portfolio Class I-2	7,952
DWS Equity 500 Index VIP Class A	22,560
DWS Global Income Builder VIP Class A II	6,576
DWS Small Cap Index VIP Class A	7,561
Fidelity® VIP Asset Manager Portfolio Initial Class	8,430
Fidelity® VIP ContrafundSM Portfolio Initial Class	48,651
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	3,340
Fidelity® VIP Emerging Markets Portfolio Initial Class	15,379
Fidelity® VIP Equity-Income PortfolioSM Initial Class	117,626
Fidelity® VIP Government Money Market Portfolio Initial Class	178,488
Fidelity® VIP Growth & Income Portfolio Initial Class	14,378
Fidelity® VIP Growth Portfolio Initial Class	181,967
Fidelity® VIP High Income Portfolio Initial Class	4,342
Fidelity® VIP Index 500 Portfolio Initial Class	169,824
Fidelity® VIP Index 500 Portfolio Service Class	53,739
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	39,479
Fidelity® VIP Mid Cap Portfolio Initial Class	8,017
Fidelity® VIP Overseas Portfolio Initial Class	24,057
Fidelity® VIP Real Estate Portfolio Initial Class	16,888
Fidelity® VIP Value Portfolio Initial Class	835
Fidelity® VIP Value Strategies Portfolio Initial Class	1,615
Franklin Templeton Global Bond VIP Fund Class 1	5,460
Franklin Templeton Income VIP Fund Class 1	4,863
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	1,182
Franklin Templeton Mutual Shares VIP Fund Class 1	890
Franklin Templeton Small Cap Value VIP Fund Class 1	10,914
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	5,266
Franklin Templeton Strategic Income VIP Fund Class 1	2,547
Franklin Templeton U.S. Government Securities VIP Fund Class 1	2,007
Guggenheim VT U.S. Long Short Equity Fund	1,705
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	5,393
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*	90,261
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II*	68,678
Invesco Oppenheimer V.I. Global Fund Series I	2,823
Invesco Oppenheimer V.I. Global Fund Series II	44,884
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	2,972
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	11,953
Invesco Oppenheimer V.I. Main Street Fund® Series I	2,501
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	66,049

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	$1,710
Invesco V.I. American Franchise	54,027
Invesco V.I. American Value	2,242
Invesco V.I. Core Equity	8,161
Invesco V.I. Diversified Dividend Fund Series I	313
Invesco V.I. Government Securities	11,349
Invesco V.I. Growth and Income Fund Series I	43,178
Invesco V.I. High Yield	10,596
Invesco V.I. International Growth Fund Series I	2,016
Invesco V.I. Mid Cap Core Equity	28,355
Invesco V.I. Mid Cap Growth Fund Series I*	115
Invesco V.I. Mid Cap Growth Fund Series II*	22,116
Invesco V.I. Value Opportunity	11,886
Janus Henderson Balanced Portfolio Institutional Shares	6,615
Janus Henderson Balanced Portfolio Service Shares	31,564
Janus Henderson Enterprise Portfolio Institutional Shares	18,271
Janus Henderson Flexible Bond Portfolio Institutional Shares	4,440
Janus Henderson Forty Portfolio Institutional Shares	22,715
Janus Henderson Global Research Portfolio Service Shares	6,035
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares*	18,366
Janus Henderson Mid Cap Value Portfolio Institutional Shares	9,195
Janus Henderson Mid Cap Value Portfolio Service Shares	20,340
Janus Henderson Overseas Portfolio Institutional Shares	9,300
Janus Henderson Overseas Portfolio Service Shares	8,828
Janus Henderson Research Portfolio Institutional Shares	401
Lazard Retirement Emerging Markets Equity Portfolio	3,528
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	30,843
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	11,759
MFS® High Yield Portfolio Initial Class	8,054
MFS® Investors Trust Series Initial Class	2,199
MFS® Mass. Investors Growth Stock Portfolio Initial Class	11,882
MFS® New Discovery Series Initial Class	35,408
MFS® Total Return Series Initial Class	15,588
MFS® Utilities Series Initial Class	9,609
MFS® Value Series Initial Class	7,049
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	3,955
Morgan Stanley VIF Growth Portfolio Class I	31,116
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	18,847
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	101,666
Morningstar Balanced ETF Asset Allocation Portfolio Class I	71,239
Morningstar Conservative ETF Asset Allocation Portfolio Class I	10,543
Morningstar Growth ETF Asset Allocation Portfolio Class I	159,982
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	35,434
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	7,659

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
PIMCO VIT Real Return Portfolio Admin. Shares	$14,287
PIMCO VIT Total Return Portfolio Admin. Shares	32,063
Putnam VT High Yield Fund Class IA	12,076
Putnam VT International Value Fund Class IA	5,332
T. Rowe Price Blue Chip Growth Portfolio I	16,994
T. Rowe Price Equity Income Portfolio I	58,123
VanEck VIP Emerging Markets Fund Initial Class	14,129
VanEck VIP Global Hard Assets Fund Initial Class	16,386
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
    ALNY offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, and the range of lowest to highest total return is presented for each policy option of the sub-accounts that had outstanding accumulation units during the period.
    Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.
** Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Growth and Income Class A
2020	700	$26.31	-	$26.31	$18,423	1.62%	2.72	-	2.72%
2019	861	25.61	-	25.61	22,051	1.27	23.91	-	23.91
2018	782	20.67	-	20.67	16,169	1.01	(5.61)	-	(5.61)
2017	765	21.89	-	21.89	16,757	1.43	18.92	-	18.92
2016	681	18.41	-	18.41	12,541	1.16	11.30	-	11.30
AB VPS International Growth Class A
2020	2,307	15.29	-	15.29	35,270	1.41	29.94	-	29.94
2019	2,518	11.77	-	11.77	29,627	0.58	27.53	-	27.53
2018	2,378	9.23	-	9.23	21,936	0.70	(17.41)	-	(17.41)
2017	2,171	11.17	-	11.17	24,255	1.21	35.02	-	35.02
2016	2,082	8.27	-	8.27	17,229	—	(6.87)	-	(6.87)
AB VPS International Value Class A
2020	3,207	8.58	-	8.58	27,506	2.08	2.47	-	2.47
2019	2,711	8.37	-	8.37	22,697	1.02	17.14	-	17.14
2018	2,326	7.15	-	7.15	16,624	1.59	(22.79)	-	(22.79)
2017	2,093	9.26	-	9.26	19,372	2.31	25.42	-	25.42
2016	2,110	7.38	-	7.38	15,574	1.30	(0.50)	-	(0.50)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	AB VPS Small Cap Growth Class A
2020	1,059	$59.63	-	$59.63	$63,115	—%	53.98	-	53.98%
2019	1,195	38.72	-	38.72	46,254	—	36.40	-	36.40
2018	1,176	28.39	-	28.39	33,397	—	(0.89)	-	(0.89)
2017	1,146	28.64	-	28.64	32,826	—	34.12	-	34.12
2016	1,067	21.36	-	21.36	22,804	—	6.46	-	6.46
	AB VPS Small/Mid Cap Value Class A
2020	136	26.27	-	26.27	3,586	1.04	3.37	-	3.37
2019	125	25.42	-	25.42	3,165	0.58	20.10	-	20.10
2018	115	21.17	-	21.17	2,443	0.46	(15.03)	-	(15.03)
2017	104	24.91	-	24.91	2,591	0.48	13.15	-	13.15
2016	110	22.01	-	22.01	2,431	0.63	25.09	-	25.09
	Alger Balanced Class I-2
2020	874	13.58	-	22.00	16,455	1.38	10.23	-	10.23
2019	692	12.32	-	19.96	12,549	1.76	14.00	-	19.50
2018	475	16.70	-	16.70	7,933	4.70	(3.32)	-	(3.32)
2017	386	17.28	-	17.28	6,660	3.49	15.44	-	15.44
2016	214	14.97	-	14.97	3,204	2.31	8.51	-	8.51
	Alger Capital Appreciation Class I-2
2020	4,510	20.77	-	115.36	377,836	—	41.75	-	41.75
2019	4,764	14.65	-	81.38	292,006	—	26.40	-	33.58
2018	5,448	26.68	-	60.92	268,523	0.08	(0.10)	-	(0.10)
2017	5,943	26.71	-	60.98	305,653	0.17	31.08	-	31.08
2016	5,689	20.38	-	46.52	229,244	0.19	0.50	-	0.50
	Alger Large Cap Growth Class I-2
2020	7,480	45.12	-	67.78	497,512	0.19	67.03	-	67.03
2019	7,747	27.02	-	40.58	308,364	—	27.43	-	27.43
2018	8,703	21.20	-	31.84	272,033	—	2.21	-	2.21
2017	9,183	20.74	-	31.16	280,802	—	28.46	-	28.46
2016	10,266	16.15	-	24.25	245,390	—	(0.83)	-	(0.83)
	Alger MidCap Growth Class I-2
2020	7,695	22.30	-	88.69	627,170	—	64.63	-	64.63
2019	8,010	13.54	-	53.87	399,077	—	20.12	-	30.26
2018	8,919	16.26	-	41.36	345,663	—	(7.44)	-	(7.44)
2017	9,562	17.57	-	44.69	402,569	—	29.79	-	29.79
2016	10,009	13.54	-	34.43	328,535	—	0.97	-	0.97
	Alger Small Cap Growth Portfolio Class I-2 (Fund launched on August 13, 2018)
2020	540	24.78	-	24.78	13,389	1.50	67.15	-	67.15
2019	173	14.83	-	14.83	2,564	—	29.34	-	29.34
2018	4	11.46	-	11.46	40	—	(11.56)	-	(11.56)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	DWS Equity 500 Index VIP Class A
2020	3,543	$62.21	-	$62.21	$220,438	1.65%	18.10	-	18.10%
2019	3,585	52.68	-	52.68	188,836	2.19	31.19	-	31.19
2018	4,792	40.16	-	40.16	192,418	1.66	(4.65)	-	(4.65)
2017	4,968	42.11	-	42.11	209,200	1.71	21.53	-	21.53
2016	4,958	34.65	-	34.65	171,806	1.97	11.61	-	11.61
	DWS Global Income Builder VIP Class A II
2020	3,019	24.50	-	24.50	73,972	3.20	8.28	-	8.28
2019	3,152	22.63	-	22.63	71,329	3.84	20.16	-	20.16
2018	4,051	18.83	-	18.83	76,300	3.79	(7.66)	-	(7.66)
2017	4,229	20.40	-	20.40	86,255	2.95	16.54	-	16.54
2016	4,106	17.50	-	17.50	71,848	3.99	6.81	-	6.81
	DWS Small Cap Index VIP Class A
2020	930	66.05	-	66.05	61,408	1.11	19.43	-	19.43
2019	963	55.31	-	55.31	53,247	1.06	25.22	-	25.22
2018	1,165	44.17	-	44.17	51,397	0.96	(11.23)	-	(11.23)
2017	1,290	49.75	-	49.75	64,216	1.03	14.33	-	14.33
2016	1,625	43.52	-	43.52	70,708	1.02	21.03	-	21.03
	Fidelity® VIP Asset Manager Portfolio Initial Class
2020	3,129	34.78	-	34.78	108,819	1.54	14.87	-	14.87
2019	3,125	30.28	-	30.28	94,603	1.83	18.25	-	18.25
2018	3,170	25.60	-	25.60	81,175	1.77	(5.35)	-	(5.35)
2017	3,180	27.05	-	27.05	86,030	1.92	14.10	-	14.10
2016	3,156	23.71	-	23.71	74,828	1.48	3.07	-	3.07
	Fidelity® VIP ContrafundSM Portfolio Initial Class
2020	17,938	17.45	-	78.70	1,272,175	0.25	30.57	-	30.57
2019	18,380	13.36	-	60.28	1,005,345	0.46	31.58	-	31.58
2018	19,837	10.16	-	45.81	834,803	0.70	(14.44)	-	(6.38)
2017	20,904	21.28	-	48.93	943,832	1.02	21.88	-	21.88
2016	20,795	17.46	-	40.15	772,874	0.81	8.01	-	8.01
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class (Fund launched on August 13, 2018)
2020	459	14.19	-	14.19	6,513	0.86	18.45	-	18.45
2019	181	11.98	-	11.98	2,171	1.97	23.71	-	23.71
2018	2	9.68	-	9.68	15	1.08	(16.88)	-	(16.88)
	Fidelity® VIP Emerging Markets Portfolio Initial Class
2020	2,286	15.95	-	20.76	42,318	0.92	31.27	-	31.27
2019	1,673	12.15	-	15.82	25,226	1.91	29.46	-	29.46
2018	1,222	9.38	-	12.22	14,836	0.70	(18.00)	-	(4.45)
2017	1,071	14.90	-	14.90	15,939	0.73	47.40	-	47.40
2016	798	10.11	-	10.11	8,072	0.61	3.24	-	3.24

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Fidelity® VIP Equity-Income PortfolioSM Initial Class
2020	25,529	$13.53	-	$42.10	$1,025,840	1.87%	6.69	-	6.69%
2019	24,763	12.68	-	39.45	933,191	2.01	20.97	-	27.44
2018	26,731	17.08	-	30.96	793,490	2.30	(8.29)	-	(8.29)
2017	26,752	18.63	-	33.76	866,752	1.74	12.89	-	12.89
2016	26,037	16.50	-	29.90	746,939	2.34	18.02	-	18.02
	Fidelity® VIP Government Money Market Portfolio Initial Class
2020	43,778	10.44	-	15.37	630,734	0.29	0.32	-	0.32
2019	35,377	10.40	-	15.32	506,147	1.99	1.79	-	2.02
2018	35,759	10.57	-	15.02	503,499	1.64	1.65	-	1.65
2017	35,837	10.40	-	14.78	493,404	0.66	0.67	-	0.67
2016	36,157	10.33	-	14.68	505,045	0.20	0.20	-	0.20
	Fidelity® VIP Growth & Income Portfolio Initial Class
2020	2,258	26.78	-	26.78	60,468	2.22	7.85	-	7.85
2019	2,921	24.83	-	24.83	72,533	3.67	30.05	-	30.05
2018	2,175	19.09	-	19.09	41,531	0.40	(8.98)	-	(8.98)
2017	2,212	20.98	-	20.98	46,402	1.32	16.90	-	16.90
2016	1,965	17.95	-	17.95	35,258	1.81	16.08	-	16.08
	Fidelity® VIP Growth Portfolio Initial Class
2020	25,883	21.05	-	67.01	1,643,379	0.07	43.89	-	43.89
2019	26,304	14.63	-	46.57	1,170,089	0.27	34.31	-	34.31
2018	29,255	10.89	-	34.67	975,518	0.24	(13.11)	-	(0.17)
2017	30,327	23.24	-	34.73	1,015,154	0.22	35.13	-	35.13
2016	30,064	17.20	-	25.70	746,829	0.04	0.80	-	0.80
	Fidelity® VIP High Income Portfolio Initial Class
2020	1,212	20.87	-	20.87	25,302	5.30	2.75	-	2.75
2019	1,171	20.31	-	20.31	23,778	5.32	15.11	-	15.11
2018	1,079	17.65	-	17.65	19,036	5.88	(3.29)	-	(3.29)
2017	981	18.24	-	18.24	17,899	5.43	6.93	-	6.93
2016	969	17.06	-	17.06	16,528	5.77	14.61	-	14.61
	Fidelity® VIP Index 500 Portfolio Initial Class
2020	28,421	16.36	-	51.67	1,238,378	1.78	18.24	-	18.24
2019	25,364	13.84	-	43.70	1,005,702	2.02	31.35	-	31.35
2018	22,108	10.54	-	33.27	735,014	1.72	(12.72)	-	(4.49)
2017	25,101	34.83	-	34.83	874,263	1.74	21.71	-	21.71
2016	27,297	28.62	-	28.62	781,172	1.41	11.86	-	11.86
	Fidelity® VIP Index 500 Portfolio Service Class
2020	12,411	34.10	-	34.10	423,226	1.71	18.13	-	18.13
2019	12,505	28.87	-	28.87	361,003	1.95	31.22	-	31.22
2018	11,086	22.00	-	22.00	243,923	1.88	(4.59)	-	(4.59)
2017	9,120	23.06	-	23.06	210,281	1.64	21.59	-	21.59
2016	10,414	18.96	-	18.96	197,493	1.50	11.75	-	11.75

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2020	17,787	$12.00	-	$22.28	$375,465	2.21%	9.39	-	9.39%
2019	17,566	10.97	-	20.36	343,447	2.75	9.67	-	9.67
2018	18,524	10.00	-	18.57	332,472	2.56	(0.53)	-	1.40
2017	17,690	15.35	-	18.67	319,857	2.44	4.22	-	4.22
2016	17,126	14.72	-	17.91	297,426	2.44	4.74	-	4.74
	Fidelity® VIP Mid Cap Portfolio Initial Class
2020	2,111	14.03	-	28.36	55,052	0.66	18.19	-	18.19
2019	2,710	11.87	-	24.00	61,699	0.91	23.45	-	23.45
2018	2,377	9.61	-	19.44	46,196	0.66	(14.54)	-	(6.09)
2017	2,318	22.75	-	22.75	52,729	0.67	20.81	-	20.81
2016	2,750	18.83	-	18.83	51,772	0.57	12.23	-	12.23
	Fidelity® VIP Overseas Portfolio Initial Class
2020	11,844	13.58	-	31.96	370,751	0.45	15.61	-	15.61
2019	11,774	11.75	-	27.64	324,146	1.78	27.77	-	27.77
2018	11,716	9.20	-	21.64	253,205	1.60	(14.81)	-	(3.44)
2017	11,432	25.40	-	25.40	290,343	1.48	30.28	-	30.28
2016	11,589	19.49	-	19.49	225,912	1.50	(5.06)	-	(5.06)
	Fidelity® VIP Real Estate Portfolio Initial Class
2020	2,479	11.20	-	20.11	42,475	2.42	(6.55)	-	(6.55)
2019	1,993	11.98	-	21.52	40,847	1.93	23.22	-	23.22
2018	1,532	9.72	-	17.47	26,652	3.25	(6.22)	-	(3.20)
2017	1,533	18.63	-	18.63	28,546	1.86	4.07	-	4.07
2016	1,308	17.90	-	17.90	23,406	1.62	5.75	-	5.75
	Fidelity® VIP Value Portfolio Initial Class (Fund launched on August 13, 2018)
2020	55	13.13	-	13.13	728	1.58	6.26	-	6.26
2019	19	12.36	-	12.36	233	3.78	32.13	-	32.13
2018	1	9.35	-	9.35	6	0.94	(5.51)	-	(5.51)
	Fidelity® VIP Value Strategies Portfolio Initial Class
2020	368	25.48	-	25.48	9,384	1.38	8.26	-	8.26
2019	406	23.54	-	23.54	9,551	1.65	34.53	-	34.53
2018	387	17.50	-	17.50	6,768	0.99	(17.32)	-	(17.32)
2017	405	21.16	-	21.16	8,549	1.51	19.36	-	19.36
2016	392	17.73	-	17.73	6,941	1.17	9.62	-	9.62
	Franklin Templeton Global Bond VIP Fund Class 1
2020	1,802	16.52	-	16.52	29,759	8.41	(5.07)	-	(5.07)
2019	1,684	17.40	-	17.40	29,305	7.04	2.26	-	2.26
2018	1,639	17.02	-	17.02	27,886	—	2.21	-	2.21
2017	1,542	16.65	-	16.65	25,673	—	2.15	-	2.15
2016	1,451	16.30	-	16.30	23,643	—	3.21	-	3.21

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Franklin Templeton Income VIP Fund Class 1
2020	1,299	$19.66	-	$19.66	$25,532	5.88%	0.97	-	0.97%
2019	1,159	19.47	-	19.47	22,569	5.29	16.42	-	16.42
2018	1,146	16.72	-	16.72	19,168	4.91	(4.09)	-	(4.09)
2017	1,095	17.44	-	17.44	19,102	4.44	9.94	-	9.94
2016	1,077	15.86	-	15.86	17,089	4.82	14.33	-	14.33
	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2020	215	19.56	-	19.56	4,203	2.54	(4.22)	-	(4.22)
2019	207	20.42	-	20.42	4,221	1.81	24.71	-	24.71
2018	254	16.38	-	16.38	4,177	2.74	(11.01)	-	(11.01)
2017	250	18.40	-	18.40	4,585	1.98	8.88	-	8.88
2016	226	16.90	-	16.90	3,814	1.96	12.44	-	12.44
	Franklin Templeton Mutual Shares VIP Fund Class 1
2020	188	18.83	-	18.83	3,534	3.28	(4.85)	-	(4.85)
2019	159	19.79	-	19.79	3,147	2.13	22.92	-	22.92
2018	164	16.10	-	16.10	2,635	2.93	(8.86)	-	(8.86)
2017	305	17.66	-	17.66	5,382	2.59	8.64	-	8.64
2016	297	16.26	-	16.26	4,826	2.24	16.35	-	16.35
	Franklin Templeton Small Cap Value VIP Fund Class 1
2020	2,368	27.05	-	27.05	64,069	1.65	5.41	-	5.41
2019	2,126	25.67	-	25.67	54,575	1.28	26.72	-	26.72
2018	2,031	20.25	-	20.25	41,140	1.12	(12.69)	-	(12.69)
2017	1,962	23.20	-	23.20	45,516	0.71	10.92	-	10.92
2016	1,964	20.91	-	20.91	41,060	1.09	30.54	-	30.54
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2020	890	42.82	-	42.82	38,111	—	55.52	-	55.52
2019	871	27.53	-	27.53	23,990	—	31.80	-	31.80
2018	902	20.89	-	20.89	18,855	—	(5.15)	-	(5.15)
2017	875	22.02	-	22.02	19,280	—	21.75	-	21.75
2016	837	18.09	-	18.09	15,129	—	4.40	-	4.40
	Franklin Templeton Strategic Income VIP Fund Class 1
2020	854	18.02	-	18.02	15,394	5.04	3.75	-	3.75
2019	789	17.37	-	17.37	13,705	5.31	8.41	-	8.41
2018	727	16.03	-	16.03	11,647	2.86	(1.91)	-	(1.91)
2017	607	16.34	-	16.34	9,922	3.24	4.74	-	4.74
2016	560	15.60	-	15.60	8,723	3.56	8.25	-	8.25
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2020	1,173	14.39	-	14.39	16,885	3.70	4.08	-	4.08
2019	1,228	13.82	-	13.82	16,980	3.08	5.47	-	5.47
2018	1,214	13.11	-	13.11	15,919	2.92	0.60	-	0.60
2017	1,268	13.03	-	13.03	16,527	2.81	1.66	-	1.66
2016	1,244	12.82	-	12.82	15,944	2.70	0.90	-	0.90

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Guggenheim VT U.S. Long Short Equity Fund
2020	1,225		$26.26	-	$26.26	$32,158	0.85%	4.93	-	4.93%
2019	1,188		25.03	-	25.03	29,722	0.57	5.54	-	5.54
2018	1,173		23.71	-	23.71	27,804	—	(12.94)	-	(12.94)
2017	1,211		27.24	-	27.24	32,960	0.36	14.85	-	14.85
2016	1,300		23.72	-	23.72	30,807	—	0.65	-	0.65
	Invesco Oppenheimer V.I. Conservat. Balance Fund Series I
2020	1,588		16.47	-	16.47	26,142	2.21	14.86	-	14.86
2019	1,395		14.34	-	14.34	19,998	2.25	17.51	-	17.51
2018	1,295		12.20	-	12.20	15,796	1.82	(5.32)	-	(5.32)
2017	1,371		12.89	-	12.89	17,661	1.80	9.25	-	9.25
2016	1,003		11.79	-	11.79	11,825	2.37	5.26	-	5.26
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I (On April 30, 2020 Invesco Mid Cap Growth I, and on June 12, 2020, Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I)
2020	6,859		14.83	-	48.94	334,689	0.03	40.69	-	51.42
2019	5,193		34.79	-	34.79	180,652	—	39.36	-	39.36
2018	5,227		24.96	-	24.96	130,479	—	(6.08)	-	(6.08)
2017	5,049		26.58	-	26.58	134,186	0.03	28.79	-	28.79
2016	5,188		20.64	-	20.64	107,069	—	2.33	-	2.33
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II (Fund launched on April 30, 2020; Invesco Mid Cap Grow Fund Series II merged into the fund on April 30, 2020. The fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I on June 12, 2020)
2020	—	1	10.77	-	10.77	—	—	10.03	-	10.03
	Invesco Oppenheimer V.I. Global Fund Series I
2020	733		30.41	-	30.41	22,286	0.71	27.64	-	27.64
2019	759		23.83	-	23.83	18,080	0.88	31.79	-	31.79
2018	827		18.08	-	18.08	14,953	0.99	(13.18)	-	(13.18)
2017	745		20.82	-	20.82	15,517	0.91	36.66	-	36.66
2016	677		15.24	-	15.24	10,317	1.03	0.08	-	0.08
	Invesco Oppenheimer V.I. Global Fund Series II
2020	10,940		47.03	-	47.03	514,519	0.45	27.34	-	27.34
2019	11,363		36.94	-	36.94	419,678	0.64	31.45	-	31.45
2018	12,850		28.10	-	28.10	361,052	0.77	(13.39)	-	(13.39)
2017	13,398		32.44	-	32.44	434,663	0.73	36.32	-	36.32
2016	13,454		23.80	-	23.80	320,176	0.70	(0.16)	-	(0.16)
	Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I
2020	446		16.19	-	16.19	7,218	5.80	3.40	-	3.40
2019	435		15.66	-	15.66	6,812	3.96	10.80	-	10.80
2018	411		14.13	-	14.13	5,811	5.09	(4.40)	-	(4.40)
2017	378		14.78	-	14.78	5,586	2.28	6.27	-	6.27
2016	356		13.91	-	13.91	4,947	5.21	6.53	-	6.53
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I
2020	3,701		20.32	-	66.92	142,972	0.96	21.50	-	21.50
2019	3,874		16.72	-	55.08	119,649	1.06	28.60	-	28.60
2018	3,977		13.00	-	42.83	97,297	0.87	(19.42)	-	(19.42)
2017	3,708		16.14	-	53.15	114,642	1.48	26.29	-	26.29
2016	3,609		12.78	-	42.08	89,977	1.11	(2.12)	-	(2.12)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Invesco Oppenheimer V.I Main Street Fund Series I (Fund launched on April 28, 2017)
2020	757		$15.12	-	$15.12	$11,447	1.54%	13.94	-	13.94%
2019	750		13.27	-	13.27	9,949	1.05	32.08	-	32.08
2018	875		10.05	-	10.05	8,780	1.16	(7.89)	-	(7.89)
2017	908		10.91	-	10.91	9,901	2.16	9.08	-	9.08
	Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I
2020	12,739		34.54	-	75.57	922,320	0.66	19.93	-	19.93
2019	12,926		28.80	-	63.01	758,505	0.20	26.47	-	26.47
2018	12,875		22.77	-	49.82	612,383	0.30	(10.32)	-	(10.32)
2017	13,708		25.39	-	55.56	726,061	0.85	14.16	-	14.16
2016	13,735		22.24	-	48.67	641,064	0.49	18.05	-	18.07
	Invesco Oppenheimer V.I. Total Return Bond Fund Series I
2020	807		12.34	-	12.34	9,966	3.24	9.71	-	9.71
2019	761		11.25	-	11.25	8,559	3.46	9.53	-	9.53
2018	781		10.27	-	10.27	8,014	3.31	(1.02)	-	(1.02)
2017	667		10.38	-	10.38	6,918	2.22	4.59	-	4.59
2016	482		9.92	-	9.92	4,779	3.66	3.27	-	3.27
	Invesco V.I. American Franchise
2020	11,261		38.01	-	38.01	428,077	0.07	42.35	-	42.35
2019	11,489		26.70	-	26.70	306,800	—	36.76	-	36.76
2018	12,185		19.53	-	19.53	237,934	—	(3.62)	-	(3.62)
2017	12,945		20.26	-	20.26	262,283	0.09	27.34	-	27.34
2016	13,335		15.91	-	15.91	212,180	—	2.27	-	2.27
	Invesco V.I. American Value
2020	289		12.24	-	23.03	5,870	0.92	1.12	-	1.12
2019	243		12.10	-	22.78	5,338	0.73	14.61	-	25.03
2018	224		18.22	-	18.22	4,102	0.47	(12.65)	-	(12.65)
2017	279		20.86	-	20.86	5,808	0.84	9.96	-	9.96
2016	247		18.97	-	18.97	4,681	0.38	15.49	-	15.49
	Invesco V.I. Core Equity
2020	936		28.84	-	28.84	26,992	1.42	13.85	-	13.85
2019	1,035		25.33	-	25.33	26,217	0.97	28.96	-	28.96
2018	1,034		19.64	-	19.64	20,303	0.92	(9.39)	-	(9.39)
2017	1,006		21.68	-	21.68	21,787	1.07	13.17	-	13.17
2016	966		19.15	-	19.15	18,496	0.71	10.26	-	10.26
	Invesco V.I. Diversified Dividend Fund Series I (Fund launched on August 13, 2018)
2020	33		12.13	-	12.13	402	4.48	0.14	-	0.14
2019	5	1	12.11	-	12.11	62	—	2.75	-	2.75
	Invesco V.I. Government Securities
2020	4,130		13.03	-	13.03	53,834	2.48	6.27	-	6.27
2019	4,006		12.27	-	12.27	49,129	2.54	6.07	-	6.07
2018	3,787		11.56	-	11.56	43,791	2.11	0.56	-	0.56
2017	4,016		11.50	-	11.50	46,174	2.15	1.96	-	1.96
2016	3,745		11.28	-	11.28	42,240	1.98	1.23	-	1.23

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Invesco V.I. Growth and Income Fund Series I
2020	7,487	$24.00	-	$47.24	$330,809	2.41%	2.09	-	2.09%
2019	6,835	23.51	-	46.27	296,452	1.83	25.19	-	25.19
2018	7,113	18.78	-	36.96	248,453	2.05	(13.38)	-	(13.38)
2017	7,281	21.68	-	42.67	295,510	1.53	14.32	-	14.32
2016	7,131	18.96	-	37.32	254,262	1.08	19.69	-	19.69
	Invesco V.I. High Yield
2020	3,039	11.56	-	15.95	45,314	6.38	3.32	-	3.32
2019	2,374	11.18	-	15.44	36,027	5.91	3.30	-	13.51
2018	2,184	13.60	-	13.60	29,707	5.12	(3.35)	-	(3.35)
2017	2,168	14.07	-	14.07	30,518	4.13	6.30	-	6.30
2016	2,135	13.24	-	13.24	28,264	4.26	11.21	-	11.21
	Invesco V.I. International Growth Fund Series I (Fund launched on August 13, 2018)
2020	222	13.32	-	13.32	2,953	3.37	14.00	-	14.00
2019	49	11.68	-	11.68	571	2.30	28.57	-	28.57
2018	7	9.09	-	9.09	68	—	(5.42)	-	(5.42)
	Invesco V.I. Mid Cap Core Equity
2020	3,514	32.32	-	32.32	113,561	0.73	9.25	-	9.25
2019	3,740	29.58	-	29.58	110,630	0.51	25.28	-	25.28
2018	4,137	23.61	-	23.61	97,674	0.51	(11.35)	-	(11.35)
2017	4,260	26.63	-	26.63	113,482	0.54	14.92	-	14.92
2016	4,195	23.18	-	23.18	97,237	0.08	13.43	-	13.43
	Invesco V.I. Mid Cap Growth Fund Series I (Fund launched on August 13, 2018. On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I)
2020	—	13.38	-	13.38	—	—	(3.16)	-	(3.16)
2019	6	13.81	-	13.81	79	—	4.71	-	4.71
	Invesco V.I. Mid Cap Growth Fund Series II (On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II))
2020	—	36.81	-	36.81	—	—	(3.21)	-	(3.21)
2019	2,069	38.03	-	38.03	78,678	—	34.00	-	34.00
2018	2,121	28.38	-	28.38	60,203	—	(5.87)	-	(5.87)
2017	2,228	30.15	-	30.15	67,149	—	22.14	-	22.14
2016	2,246	24.69	-	24.69	55,456	—	0.57	-	0.57
	Invesco V.I. Value Opportunity
2020	3,828	12.42	-	22.93	87,496	0.43	5.46	-	59.18
2019	3,466	21.74	-	21.74	75,354	0.25	30.61	-	30.61
2018	3,635	16.65	-	16.65	60,518	0.33	(19.18)	-	(19.18)
2017	4,337	20.60	-	20.60	89,320	0.39	17.44	-	17.44
2016	4,582	17.54	-	17.54	80,355	0.39	18.34	-	18.34
	Janus Henderson Balanced Portfolio Institutional Shares
2020	718	15.25	-	30.11	20,458	1.74	14.31	-	14.31
2019	990	13.34	-	26.34	25,669	1.96	22.59	-	22.59
2018	1,031	10.88	-	21.48	22,146	2.17	(2.54)	-	0.68
2017	977	21.34	-	21.34	20,852	1.67	18.43	-	18.43
2016	871	18.02	-	18.02	15,700	2.40	4.60	-	4.60

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Janus Henderson Balanced Portfolio Service Shares
2020	10,707	$48.75	-	$48.75	$521,948	1.52%	14.03	-	14.03%
2019	10,506	42.75	-	42.75	449,125	1.64	22.27	-	22.27
2018	11,015	34.96	-	34.96	385,126	1.78	0.43	-	0.43
2017	10,899	34.81	-	34.81	379,423	1.41	18.13	-	18.13
2016	10,481	29.47	-	29.47	308,863	1.89	4.32	-	4.32
	Janus Henderson Enterprise Portfolio Institutional Shares
2020	1,201	17.99	-	41.87	50,244	0.06	19.47	-	19.56
2019	1,644	35.04	-	35.04	57,604	0.21	35.48	-	35.48
2018	1,021	25.87	-	25.87	26,417	0.23	(0.41)	-	(0.41)
2017	861	25.97	-	25.97	22,362	0.26	27.42	-	27.42
2016	834	20.38	-	20.38	16,998	0.73	12.36	-	12.36
	Janus Henderson Flexible Bond Portfolio Institutional Shares
2020	1,368	12.03	-	19.50	24,447	2.94	10.48	-	10.48
2019	1,150	10.89	-	17.65	20,021	3.34	1.94	-	9.57
2018	1,127	16.11	-	16.11	18,167	3.17	(1.00)	-	(1.00)
2017	1,127	16.27	-	16.27	18,326	2.93	3.62	-	3.62
2016	1,132	15.70	-	15.70	17,790	2.88	2.46	-	2.46
	Janus Henderson Forty Portfolio Institutional Shares
2020	2,086	21.17	-	81.68	157,340	0.27	39.40	-	39.40
2019	2,141	15.18	-	58.59	119,628	0.15	6.05	-	37.16
2018	2,599	21.44	-	42.72	106,205	—	1.98	-	1.98
2017	3,268	21.02	-	41.89	132,267	—	30.31	-	30.31
2016	3,203	16.13	-	32.14	98,773	0.81	2.20	-	2.20
	Janus Henderson Global Research Portfolio Service Shares
2020	1,385	42.75	-	42.75	59,219	0.55	19.76	-	19.76
2019	1,670	35.69	-	35.69	59,625	0.87	28.71	-	28.71
2018	1,631	27.73	-	27.73	45,232	0.99	(7.08)	-	(7.08)
2017	1,569	29.84	-	29.84	46,827	0.70	26.68	-	26.68
2016	1,628	23.56	-	23.56	38,363	0.95	1.82	-	1.82
	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
2020	1,100	25.27	-	73.50	54,363	—	51.20	-	51.20
2019	1,012	16.71	-	48.62	42,439	—	45.17	-	45.17
2018	598	11.51	-	33.49	19,843	—	(1.60)	-	1.19
2017	518	33.09	-	33.09	17,151	—	45.09	-	45.09
2016	527	22.81	-	22.81	12,016	0.20	14.21	-	14.21
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2020	1,030	12.21	-	23.85	14,870	1.17	(0.92)	-	(0.92)
2019	783	12.32	-	24.07	16,323	1.24	30.35	-	30.35
2018	519	9.45	-	18.47	9,591	1.09	(13.63)	-	(5.57)
2017	450	21.38	-	21.38	9,626	0.80	13.94	-	13.94
2016	412	18.77	-	18.77	7,726	1.05	19.03	-	19.03

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Janus Henderson Mid Cap Value Portfolio Service Shares
2020	4,684		$36.19	-	$36.19	$169,520	1.10%	(1.21)	-	(1.21)%
2019	4,313		36.64	-	36.64	158,004	1.02	30.05	-	30.05
2018	4,580		28.17	-	28.17	128,996	0.89	(13.82)	-	(13.82)
2017	4,997		32.69	-	32.69	163,365	0.63	13.63	-	13.63
2016	4,942		28.77	-	28.77	142,165	0.90	18.76	-	18.76
	Janus Henderson Overseas Portfolio Institutional Shares
2020	3,140		11.54	-	11.54	36,236	1.38	16.30	-	16.30
2019	4,583		9.92	-	9.92	45,474	1.98	27.02	-	27.02
2018	3,153		7.81	-	7.81	24,635	1.66	(14.94)	-	(14.94)
2017	3,070		9.18	-	9.18	28,197	1.80	31.12	-	31.12
2016	2,711		7.01	-	7.01	18,990	4.59	(6.45)	-	(6.45)
	Janus Henderson Overseas Portfolio Service Shares
2020	8,565		11.25	-	11.25	96,397	1.21	16.02	-	16.02
2019	9,759		9.70	-	9.70	94,661	1.85	26.71	-	26.71
2018	10,334		7.66	-	7.66	79,103	1.66	(15.14)	-	(15.14)
2017	11,069		9.02	-	9.02	99,849	1.65	30.80	-	30.80
2016	10,837		6.90	-	6.90	74,736	4.90	(6.71)	-	(6.71)
	Janus Henderson Research Portfolio Institutional Shares (Fund launched on August 13, 2018)
2020	7		19.27	-	19.27	135	0.37	32.95	-	32.95
2019	29	1	14.49		14.49	427	0.66	20.15		20.15
	Lazard Retirement Emerging Markets Equity Portfolio
2020	390		60.90	-	60.90	23,772	2.30	(1.27)	-	(1.27)
2019	517		61.68	-	61.68	31,861	0.91	18.14	-	18.14
2018	475		52.21	-	52.21	24,769	1.70	(18.56)	-	(18.56)
2017	576		64.10	-	64.10	36,893	1.84	27.82	-	27.82
2016	551		50.15	-	50.15	27,625	1.08	20.78	-	20.78
	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2020	5,262		35.73	-	35.73	188,030	1.48	5.25	-	5.25
2019	5,001		33.95	-	33.95	169,789	1.75	28.88	-	28.88
2018	5,738		26.34	-	26.34	151,145	1.56	(8.87)	-	(8.87)
2017	5,685		28.91	-	28.91	164,337	1.42	14.84	-	14.84
2016	5,658		25.17	-	25.17	142,439	1.52	13.00	-	13.00
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2020	4,498		27.66	-	27.66	124,411	4.21	7.32	-	7.32
2019	4,401		25.78	-	25.78	113,450	5.16	14.39	-	14.39
2018	4,783		22.53	-	22.53	107,796	5.35	(3.92)	-	(3.92)
2017	4,627		23.45	-	23.45	108,521	5.52	8.65	-	8.65
2016	4,460		21.59	-	21.59	96,269	6.40	15.60	-	15.60
	MFS® High Yield Portfolio Initial Class
2020	4,404		14.54	-	14.54	64,051	5.56	5.09	-	5.09
2019	4,423		13.84	-	13.84	61,211	5.74	14.81	-	14.81
2018	4,443		12.06	-	12.06	53,555	5.57	(3.08)	-	(3.08)
2017	4,608		12.44	-	12.44	57,313	6.49	6.69	-	6.69
2016	4,507		11.66	-	11.66	52,539	6.64	13.82	-	13.82

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	MFS® Investors Trust Series Initial Class
2020	671	$44.38	-	$44.38	$29,781	0.65%	13.87	-	13.87%
2019	672	38.97	-	38.97	26,185	0.70	31.58	-	31.58
2018	664	29.62	-	29.62	19,653	0.64	(5.49)	-	(5.49)
2017	670	31.34	-	31.34	20,992	0.74	23.35	-	23.35
2016	682	25.41	-	25.41	17,340	0.86	8.59	-	8.59
	MFS® Mass. Investors Growth Stock Portfolio Initial Class
2020	4,687	23.22	-	23.22	108,829	0.46	22.53	-	22.53
2019	4,799	18.95	-	18.95	90,949	0.59	39.95	-	39.95
2018	4,820	13.54	-	13.54	65,261	0.58	0.81	-	0.81
2017	4,743	13.43	-	13.43	63,699	0.67	28.42	-	28.42
2016	4,781	10.46	-	10.46	50,001	0.60	6.08	-	6.08
	MFS® New Discovery Series Initial Class
2020	3,124	116.49	-	116.49	363,909	—	45.89	-	45.89
2019	3,097	79.85	-	79.85	247,271	—	41.70	-	41.70
2018	3,372	56.35	-	56.35	190,039	—	(1.48)	-	(1.48)
2017	3,453	57.20	-	57.20	197,484	—	26.65	-	26.65
2016	3,489	45.16	-	45.16	157,536	—	9.05	-	9.05
	MFS® Total Return Series Initial Class
2020	3,440	42.34	-	42.34	145,664	2.31	9.81	-	9.81
2019	3,303	38.56	-	38.56	127,341	2.38	20.38	-	20.38
2018	3,284	32.03	-	32.03	105,200	2.24	(5.61)	-	(5.61)
2017	3,157	33.93	-	33.93	107,102	2.34	12.30	-	12.30
2016	3,089	30.22	-	30.22	93,347	2.88	9.09	-	9.09
	MFS® Utilities Series Initial Class
2020	1,068	81.24	-	81.24	86,768	2.55	5.90	-	5.90
2019	1,112	76.72	-	76.72	85,324	4.05	25.07	-	25.07
2018	1,121	61.34	-	61.34	68,744	1.11	1.06	-	1.06
2017	1,206	60.70	-	60.70	73,217	4.46	14.83	-	14.83
2016	1,185	52.86	-	52.86	62,581	3.84	11.47	-	11.47
	MFS® Value Series Initial Class
2020	1,629	40.71	-	40.71	66,316	1.49	3.48	-	3.48
2019	1,973	39.34	-	39.34	77,630	2.02	29.80	-	29.80
2018	2,162	30.31	-	30.31	65,550	1.58	(10.09)	-	(10.09)
2017	2,169	33.71	-	33.71	73,094	1.77	17.65	-	17.65
2016	2,511	28.65	-	28.65	71,944	2.14	14.09	-	14.09
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2020	2,310	12.56	-	12.56	29,014	1.43	14.44	-	14.44
2019	2,020	10.98	-	10.98	22,171	1.05	19.59	-	19.59
2018	2,137	9.18	-	9.18	19,611	0.45	(17.47)	-	(17.47)
2017	1,948	11.12	-	11.12	21,670	0.77	35.06	-	35.06
2016	1,819	8.23	-	8.23	14,980	0.51	6.74	-	6.74

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Morgan Stanley VIF Growth Portfolio Class I
2020	1,726	$90.80	-	$140.74	$225,517	—%	117.31	-	117.31%
2019	2,144	41.79	-	64.76	126,470	—	31.81	-	31.81
2018	2,288	31.70	-	49.14	105,770	—	7.54	-	7.54
2017	2,280	29.48	-	45.69	100,950	—	43.15	-	43.15
2016	2,388	20.59	-	31.92	74,174	—	(1.64)	-	(1.64)
	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2020	2,678	44.33	-	44.33	118,717	2.90	(16.85)	-	(16.85)
2019	2,708	53.32	-	53.32	144,392	1.89	18.94	-	18.94
2018	2,769	44.83	-	44.83	124,100	2.77	(7.71)	-	(7.71)
2017	2,663	48.57	-	48.57	129,378	1.50	3.11	-	3.11
2016	2,523	47.11	-	47.11	118,900	1.21	6.81	-	6.81
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2020	24,867	13.39	-	20.93	495,840	2.28	10.34	-	10.34
2019	20,950	12.14	-	29.37	391,038	1.90	22.44	-	22.44
2018	19,479	9.91	-	23.99	301,592	1.70	(9.17)	-	(6.59)
2017	17,338	17.05	-	17.05	295,675	1.55	20.17	-	20.17
2016	14,804	14.19	-	14.19	210,083	1.68	11.45	-	11.45
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2020	20,226	12.67	-	19.33	373,956	2.47	9.41	-	9.41
2019	18,565	11.58	-	23.30	322,243	2.15	8.28	-	16.57
2018	21,947	15.16	-	19.99	332,610	2.27	(6.02)	-	(6.02)
2017	21,160	16.13	-	16.13	341,249	2.02	13.65	-	13.65
2016	18,962	14.19	-	14.19	269,063	2.02	8.69	-	8.69
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2020	4,221	15.84	-	15.84	66,860	2.06	6.80	-	6.80
2019	4,258	14.83	-	16.04	63,151	2.18	9.75	-	9.75
2018	4,304	13.51	-	14.61	58,170	2.44	(2.09)	-	(2.09)
2017	4,012	13.80	-	14.92	55,380	2.18	6.45	-	6.45
2016	3,431	12.97	-	12.97	44,487	1.84	4.88	-	4.88
	Morningstar Growth ETF Asset Allocation Portfolio Class I
2020	47,038	13.14	-	29.89	898,991	2.45	10.26	-	10.26
2019	40,620	11.92	-	27.11	717,516	2.15	20.14	-	20.14
2018	35,172	9.92	-	22.57	526,414	1.88	(7.85)	-	(6.54)
2017	28,954	16.83	-	24.49	494,512	1.66	17.68	-	17.68
2016	25,922	14.30	-	20.81	376,550	1.89	9.88	-	9.88
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2020	9,770	12.26	-	17.63	170,169	2.71	8.73	-	8.73
2019	8,574	11.28	-	19.30	137,616	2.06	6.69	-	13.19
2018	10,287	14.33	-	17.05	147,394	2.69	(3.99)	-	(3.99)
2017	8,870	14.92	-	14.92	132,374	2.11	10.12	-	10.12
2016	8,717	13.55	-	13.55	118,127	2.39	6.73	-	6.73

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2020	2,152	$26.25	-	$26.25	$56,503	5.92%	5.56	-	5.56%
2019	2,042	24.87	-	24.87	50,788	1.77	7.01	-	7.01
2018	2,010	23.24	-	23.24	46,711	1.32	2.12	-	2.12
2017	2,003	22.76	-	22.76	45,606	4.89	2.76	-	2.76
2016	1,953	22.15	-	22.15	43,258	1.35	6.48	-	6.48
	PIMCO VIT Real Return Portfolio Admin. Shares
2020	7,589	20.97	-	20.97	159,150	1.43	11.71	-	11.71
2019	7,425	18.77	-	18.77	139,372	1.68	8.44	-	8.44
2018	7,497	17.31	-	17.31	129,776	2.46	(2.20)	-	(2.20)
2017	6,729	17.70	-	17.70	119,121	2.39	3.66	-	3.66
2016	6,172	17.08	-	17.08	105,397	2.25	5.20	-	5.20
	PIMCO VIT Total Return Portfolio Admin. Shares
2020	11,401	25.81	-	25.81	294,290	2.12	8.65	-	8.65
2019	11,435	23.76	-	23.76	271,687	3.01	8.36	-	8.36
2018	11,733	21.93	-	21.93	257,247	2.55	(0.53)	-	(0.53)
2017	10,834	22.04	-	22.04	238,806	2.04	4.92	-	4.92
2016	10,083	21.01	-	21.01	211,850	2.12	2.68	-	2.68
	Putnam VT High Yield Fund Class IA
2020	2,379	36.94	-	36.94	87,899	5.68	5.50	-	5.50
2019	2,438	35.02	-	35.02	85,386	5.86	14.55	-	14.55
2018	2,386	30.57	-	30.57	72,919	5.83	(3.59)	-	(3.59)
2017	2,658	31.71	-	31.71	84,303	5.92	7.22	-	7.22
2016	2,564	29.57	-	29.57	75,806	6.27	15.66	-	15.66
	Putnam VT International Value Fund Class IA
2020	984	31.70	-	31.70	31,176	2.87	4.23	-	4.23
2019	1,103	30.41	-	30.41	33,551	2.82	20.44	-	20.44
2018	1,041	25.25	-	25.25	26,266	2.21	(17.38)	-	(17.38)
2017	961	30.56	-	30.56	29,353	1.64	25.06	-	25.06
2016	904	24.44	-	24.44	22,078	2.49	1.28	-	1.28
	T. Rowe Price Blue Chip Growth Portfolio I
2020	5,073	68.12	-	68.12	345,579	—	34.28	-	34.28
2019	5,605	50.73	-	50.73	284,364	—	29.89	-	29.89
2018	7,154	39.06	-	39.06	279,421	—	1.92	-	1.92
2017	6,640	38.32	-	38.32	254,468	—	36.17	-	36.17
2016	6,750	28.14	-	28.14	189,958	—	0.78	-	0.78
	T. Rowe Price Equity Income Portfolio I
2020	11,424	45.96	-	45.96	525,020	2.35	1.18	-	1.18
2019	11,383	45.42	-	45.42	517,012	2.33	26.40	-	26.40
2018	11,974	35.93	-	35.93	430,276	2.03	(9.50)	-	(9.50)
2017	11,982	39.71	-	39.71	475,764	1.78	16.02	-	16.02
2016	12,861	34.22	-	34.22	440,156	2.32	19.17	-	19.17

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	VanEck VIP Emerging Markets Fund Initial Class
2020	3,130	$50.36	-	$50.36	$157,637	2.05%	17.25	-	17.25%
2019	3,167	42.95	-	42.95	136,013	0.47	30.60	-	30.60
2018	3,462	32.89	-	32.89	113,849	0.28	(23.49)	-	(23.49)
2017	3,302	42.98	-	42.98	141,927	0.41	51.03	-	51.03
2016	3,236	28.46	-	28.46	92,100	0.45	0.10	-	0.10
	VanEck VIP Global Hard Assets Fund Initial Class
2020	2,816	26.38	-	26.38	74,290	0.99	19.11	-	19.11
2019	2,246	22.15	-	22.15	49,749	—	11.87	-	11.87
2018	1,979	19.80	-	19.80	39,193	—	(28.28)	-	(28.28)
2017	1,722	27.61	-	27.61	47,522	—	(1.70)	-	(1.70)
2016	1,371	28.08	-	28.08	38,497	0.36	43.71	-	43.71

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company of New York
Hauppauge, New York 11788

Opinion on the Financial Statements
We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2020 and 2019, and the related Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2020, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I-Summary of Investments Other Than Investments in Related Parties, Schedule IV-Reinsurance, and Schedule V-Valuation Allowances and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current-period audit of the financial statements that was communicated or required to be communicated to the audit committee and that (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Reserve for Life-Contingent Contract Benefits and Premium Deficiency Reserve for Life-Contingent Immediate Annuities – Refer to Notes 2 and 8 to the Financial Statements
Critical Audit Matter Description
As of December 31, 2020, the reserve for life-contingent contract benefits for Life-Contingent Immediate Annuities was $2.4 billion. Due to the long-term nature of life-contingent immediate annuities, benefits are payable over many years. The Company establishes reserves as the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Long-term actuarial assumptions, such as future investment yields and mortality, are used when establishing the reserve. These assumptions are established at the time the contract is issued and are generally not changed during the life of the contract. The Company periodically performs a gross premium valuation (“GPV”) analysis to review the adequacy of reserves using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized deferred acquisition costs (“DAC”) balance would be expensed to the extent not recoverable, and the establishment of a premium deficiency reserve may be required for any remaining deficiency. During the year-ended December 31, 2020, annuitants living longer than originally anticipated and lower long-term investment yield assumptions resulted in a premium deficiency. The deficiency was recognized as an increase in the reserve for life-contingent contract benefits and life contract benefits of $196 million. The original assumptions used to establish reserves were updated to reflect current assumptions and the primary changes included mortality expectations and long-term investment yields.
The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years through a profits followed by losses (“PFBL”) analysis. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. The Company’s analyses did not indicate periods of profits followed by periods of losses; therefore, the Company has not established a PFBL reserve as of December 31, 2020.
Given the subjectivity involved in selecting the current assumptions for projected investment yields and mortality, the sensitivity of the estimate to these assumptions, and the establishment of a premium deficiency reserve, the related audit effort to evaluate the reserve for life-contingent contract benefits, the GPV, the resulting premium deficiency reserve, and the PFBL analysis for life-contingent immediate annuities required a high degree of auditor judgment and an increased extent of effort, including involvement of our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our principal audit procedures related to the reserve for life-contingent contract benefits and the premium deficiency reserve, including the GPV and PFBL analysis for life-contingent immediate annuities, included the following:
•We tested the effectiveness of controls over management’s reserve for life-contingent contract benefits, premium deficiency reserve, GPV, and PFBL analysis, including those over the Company’s selection of assumptions.
•With the assistance of our actuarial specialists, we evaluated the reasonableness of assumptions and their incorporation into the projection model used by the Company to perform its analysis by:
•Testing the underlying data that served as the basis for the assumptions setting and the underlying data used in the projection model to ensure the inputs were complete and accurate
•Comparing mortality assumptions selected to actual historical experience
•Comparing projected investment yields selected to historical portfolio returns, evaluating for consistency with current investment portfolio yields and the Company’s long-term reinvestment strategy, and comparing to independently obtained market data
•With the assistance of our actuarial specialists, we independently calculated the GPV reserves from the Company’s projection model for a sample of contracts and compared our estimates to management’s estimates.
•With the assistance of our actuarial specialists, we evaluated the reasonableness of the total gross premium valuation reserve at the date the premium deficiency was determined by the Company and at year-end based on known changes to long-term investment yield assumptions and current market data.
•We agreed the recorded premium deficiency reserve amount to the Company’s GPV analysis.
•With the assistance of our actuarial specialists, we evaluated the aggregate cash flows generated through the Company’s premium deficiency reserve testing for evidence of potential PFBL scenarios that would require the accrual of additional reserves to cover such future losses.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 12, 2021 (March 30, 2021, as to the subsequent events described in Note 1)

We have served as the Company’s auditor since 1995.

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in thousands)	Year Ended December 31,
	2020	2019	2018
Revenues
Premiums (net of reinsurance ceded of $10,004, $10,600 and $11,054)	$79,942	$108,452	$103,447
Contract charges (net of reinsurance ceded of $7,978, $7,945 and $8,279)	77,476	77,314	77,194
Other revenue	644	1,186	1,414
Net investment income	222,087	256,006	287,883
Realized capital gains and losses	128,265	106,627	(20,554)
Total revenues	508,414	549,585	449,384

Costs and expenses
Contract benefits (net of reinsurance ceded of $11,666, $13,687 and $11,016)	434,641	259,013	237,578
Interest credited to contractholder funds (net of reinsurance ceded of $4,503, $4,307 and $4,533)	84,324	86,464	91,482
Amortization of deferred policy acquisition costs	20,346	30,396	16,299
Operating costs and expenses	32,975	45,162	45,964
Total costs and expenses	572,286	421,035	391,323

(Loss) income from operations before income tax (benefit) expense	(63,872)	128,550	58,061

Income tax (benefit) expense	(11,993)	30,926	12,827

Net (loss) income	(51,879)	97,624	45,234

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	86,101	67,612	(50,575)
Change in unrealized foreign currency translation adjustments	1,519	(3,131)	98
Other comprehensive income (loss), after-tax	87,620	64,481	(50,477)

Comprehensive income (loss)	$35,741	$162,105	$(5,243)

See notes to financial statements.
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ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF FINANCIAL POSITION

($ in thousands, except par value data)	December 31,
	2020	2019
Assets
Investments
Fixed income securities, at fair value (amortized cost, net $4,293,492 and $4,023,107)	$4,918,874	$4,434,362
Mortgage loans, net	621,702	733,258
Equity securities, at fair value (cost $182,261 and $233,118)	251,437	274,133
Limited partnership interests	343,251	386,310
Short-term, at fair value (amortized cost $132,970 and $224,111)	133,045	224,098
Policy loans	37,294	38,583
Other	8,097	5,237
Total investments	6,313,700	6,095,981
Cash	10,840	9,273
Deferred policy acquisition costs	101,212	124,118
Reinsurance recoverable	223,349	229,759
Accrued investment income	45,790	46,846
Current income taxes receivable	7,654	—
Other assets, net	332,338	399,126
Reinsurance receivable from parent	4,919	1,218
Separate Accounts	286,751	265,546
Total assets	$7,326,553	$7,171,867
Liabilities
Contractholder funds	$2,464,770	$2,547,968
Reserve for life-contingent contract benefits	2,698,383	2,411,809
Current income taxes payable	—	31,713
Deferred income taxes	166,881	154,849
Other liabilities and accrued expenses	108,440	188,362
Payable to affiliates, net	4,349	4,973
Separate Accounts	286,751	265,546
Total liabilities	5,729,574	5,605,220
Commitments and Contingent Liabilities (Note 11)
Shareholder’s Equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	1,242,580	1,299,868
Accumulated other comprehensive income:
Unrealized net capital gains and losses on fixed income securities with credit losses	—	664
Other unrealized net capital gains and losses	493,834	324,055
Unrealized adjustment to DAC, DSI and insurance reserves	(283,024)	(200,010)
Total unrealized net capital gains and losses	210,810	124,709
Unrealized foreign currency translation adjustments	560	(959)
Total accumulated other comprehensive income (“AOCI”)	211,370	123,750
Total shareholder’s equity	1,596,979	1,566,647
Total liabilities and shareholder’s equity	$7,326,553	$7,171,867

See notes to financial statements.
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ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF SHAREHOLDER’S EQUITY

($ in thousands)	Year Ended December 31,
	2020	2019	2018

Common stock	$2,500	$2,500	$2,500

Additional capital paid-in	140,529	140,529	140,529

Retained income
Balance, beginning of year	1,299,868	1,202,244	1,117,020
Net (loss) income	(51,879)	97,624	45,234
Cumulative effect of change in accounting principle	(5,409)	—	39,990
Balance, end of year	1,242,580	1,299,868	1,202,244

Accumulated other comprehensive income
Balance, beginning of year	123,750	59,269	143,219
Change in unrealized net capital gains and losses	86,101	67,612	(50,575)
Change in unrealized foreign currency translation adjustments	1,519	(3,131)	98
Cumulative effect of change in accounting principle	—	—	(33,473)
Balance, end of year	211,370	123,750	59,269

Total shareholder’s equity	$1,596,979	$1,566,647	$1,404,542

See notes to financial statements.
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ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CASH FLOWS

($ in thousands)	Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities
Net income	$(51,879)	$97,624	$45,234
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(15,343)	(27,136)	(27,152)
Realized capital gains and losses	(128,265)	(106,627)	20,554
Interest credited to contractholder funds	84,324	86,464	91,482
Changes in:
Policy benefits and other insurance reserves	136,304	(29,174)	(46,890)
Deferred policy acquisition costs	9,171	13,625	(3,278)
Income taxes	(49,282)	29,817	(3,424)
Other operating assets and liabilities	60,431	14,996	15,481
Net cash provided by operating activities	45,461	79,589	92,007
Cash flows from investing activities
Proceeds from sales
Fixed income securities	439,542	295,930	292,026
Equity securities	430,217	141,893	165,147
Limited partnership interests	31,418	25,195	31,337
Mortgage loans	50,364	—	—
Investment collections
Fixed income securities	298,583	345,540	334,019
Mortgage loans	72,725	76,582	50,627
Investment purchases
Fixed income securities	(850,671)	(411,139)	(421,643)
Equity securities	(371,576)	(190,441)	(171,271)
Limited partnership interests	(27,847)	(41,881)	(56,986)
Mortgage loans	(26,800)	(113,712)	(116,996)
Change in short-term investments, net	13,890	(46,116)	12,231
Change in policy loans and other investments, net	2,288	1,228	576
Net cash provided by investing activities	62,133	83,079	119,067
Cash flows from financing activities
Contractholder fund deposits	96,917	95,390	96,954
Contractholder fund withdrawals	(202,944)	(257,264)	(304,412)
Net cash used in financing activities	(106,027)	(161,874)	(207,458)
Net increase in cash	1,567	794	3,616
Cash at beginning of year	9,273	8,479	4,863
Cash at end of year	$10,840	$9,273	$8,479

See notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). AIC is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.
Nature of operations
The Company offers traditional, interest-sensitive and variable life insurance and voluntary accident and health insurance products to customers in the State of New York. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents and benefits brokers. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and all of this business is reinsured. The Company expects to discontinue sales of proprietary life and voluntary accident and health insurance products during the second quarter of 2021.
The following table summarizes premiums and contract charges by product.

($ in thousands)	2020	2019	2018
Premiums
Traditional life insurance	$62,575	$61,980	$59,185
Accident and health insurance	17,367	46,472	44,262
Total premiums	79,942	108,452	103,447

Contract charges
Interest-sensitive life insurance	77,557	77,324	76,931
Fixed annuities	(81)	(10)	263
Total contract charges	77,476	77,314	77,194
Total premiums and contract charges	$157,418	$185,766	$180,641
Subsequent event
On January 26, 2021, AIC entered into an agreement to sell ALIC to Antelope US Holdings Company, an affiliate of an investment fund associated with The Blackstone Group Inc. On March 29, 2021, AIC and ALIC entered into an agreement to sell ALNY to Wilton Reassurance Company. The sales transactions are expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). MBS includes residential and commercial mortgage-backed securities. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost, net of credit loss allowances (“amortized cost, net”) and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of AOCI. The Company excludes accrued interest receivable from the amortized cost basis of its AFS fixed income securities. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.
Mortgage loans are carried at amortized cost, net which represent the amount expected to be collected. The Company excludes accrued interest receivable from the amortized cost basis of its mortgage loans. Credit loss allowances are estimates of expected credit losses established for loans upon origination or purchase, and are established considering all relevant
5

information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the loans. Loans are evaluated on a pooled basis when they share similar risk characteristics; otherwise, they are evaluated individually.
Equity securities primarily include common stocks, exchange traded funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018 where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments consist of derivatives. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS and MBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS and MBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is generally recalculated on a prospective basis. Net investment income for AFS fixed income securities includes the impact of accreting the credit loss allowance for the time value of money. Accrual of income is suspended for fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of amortized cost. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, changes in the credit loss allowances related to fixed income securities and mortgage loans, impairments, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis and are net of credit losses already recognized through an allowance.
Derivative and embedded derivative financial instruments
Derivative financial instruments include equity futures, options, interest rate caps, foreign currency forwards and a reinvestment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (see Note 4). Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life contracts and reinsured variable annuity contracts.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. The income statement effects of derivatives, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation are reported consistently with the host contracts within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.
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Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions can be reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders, net of any credit loss allowance for uncollectible premiums. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits are recognized in relation to premiums with the establishment of a reserve. The change in reserve over time is recorded in contract benefits and primarily relates to accumulation at the discount rate and annuitant mortality. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life contracts are generally based on an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. All of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue
Other revenue represents gross dealer concessions received in connection with sales of non-proprietary products by Allstate exclusive agents and exclusive financial specialists. Other revenue is recognized when performance obligations are fulfilled.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies are deferred and recorded as DAC. These costs are principally agent and broker remuneration and certain underwriting expenses. DSI costs,
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which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC using actual experience and current assumptions. Traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required for any remaining deficiency.
For interest-sensitive life insurance, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions.
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Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance reserves and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance reserves are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company evaluates reinsurer counterparty credit risk and records reinsurance recoverables net of credit loss allowances. The Company assesses counterparty credit risk for individual reinsurers separately when more relevant or on a pooled basis when shared risk characteristics exist. The evaluation considers the credit quality of the reinsurer and the period over which the recoverable balances are expected to be collected. The Company considers factors including past events, current conditions and reasonable and supportable forecasts in the development of the estimate of credit loss allowances.
The Company uses a probability of default and loss given default model developed independently of the Company to estimate current expected credit losses. The model utilizes factors including historical industry factors based on the probability of liquidation, and incorporates current loss given default factors reflective of the industry.
The Company monitors the credit ratings of reinsurer counterparties and evaluates the circumstances surrounding credit rating changes as inputs into its credit loss assessments. Uncollectible reinsurance recoverable balances are written off against the allowances when there is no reasonable expectation of recovery. The changes in the allowance are reported in contract benefits.
The Company has a reinsurance treaty with ALIC through which it cedes reinvestment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty, premiums paid to ALIC and settlements received from ALIC are recognized in realized capital gains and losses.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are investments (including unrealized capital gains and losses), insurance reserves and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required for any remaining deficiency. Traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related
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increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. All of the Company’s variable annuity business was reinsured beginning in 2006.
Measurement of credit losses
The Company carries an allowance for expected credit losses for all financial assets measured at amortized cost on the Statements of Financial Position. The Company considers past events, current conditions and reasonable and supportable forecasts in estimating an allowance for credit losses. The Company also carries a credit loss allowance for fixed income securities where applicable and, when amortized cost is reported, it is net of credit loss allowances. For additional information, refer to the Investments or Reinsurance topics of this section.
The Company also estimates a credit loss allowance for commitments to fund mortgage loans unless they are unconditionally cancellable by the Company. The related allowance is reported in other liabilities and accrued expenses.
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Mortgage loans	$11,093	$6,129
Investments	11,093	6,129
Reinsurance recoverables	624	655
Other assets	4,130	4,259
Assets	15,847	11,043
Commitments to fund mortgage loans	—	97
Liabilities	—	97
Total	$15,847	$11,140
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Statements of Financial Position (see Note 7 and Note 11).
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Adopted accounting standard
Measurement of Credit Losses on Financial Instruments
Effective January 1, 2020 the Company adopted new Financial Accounting Standards Board (“FASB”) guidance related to the measurement of credit losses on financial instruments that primarily affected mortgage loans and reinsurance recoverables.
Upon adoption of the guidance, the Company recorded a total allowance for expected credit losses of $11.1 million, pre-tax. After consideration of existing valuation allowances maintained prior to adopting the new guidance, the Company increased its valuation allowances for credit losses to conform to the new requirements which resulted in recognizing a cumulative effect decrease in retained income of $5.4 million, after-tax, at the date of adoption.
The measurement of credit losses for AFS fixed income securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the credit loss adjustment is recognized through a valuation allowance which may change over time but once recorded cannot subsequently be reduced to an amount below zero. Previously these credit loss adjustments were recorded as other than temporary impairments and were not reversed once recorded.
Pending accounting standards
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance introduces material changes to the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products.
Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be measured on a retrospective basis and reported in net income. In addition, reserves under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield that is updated through OCI at each reporting date. Current GAAP requires the measurement of reserves to utilize assumptions set at policy issuance unless updated current assumptions indicate that recorded reserves are deficient.
The new guidance also requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual lapse experience exceeds expected experience. The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
All market risk benefit product features will be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the reporting entity’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits relate to variable annuities that are reinsured and therefore these impacts are not expected to be material to the Company.
The new guidance is effective for financial statements issued for reporting periods beginning after December 15, 2022, and restatement of prior periods presented is required. Early adoption is permitted and if elected, restatement of only one prior period is required. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI. The requirements of the new guidance represent a material change from existing GAAP, however, the underlying economics of the business and related cash flows are unchanged. The Company anticipates the financial statement impact of adopting the new guidance to be material, largely attributed to the impact of transitioning to a discount rate based on an upper-medium grade fixed income investment yield. The Company expects the most significant impacts will occur in the run-off annuity business. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be eliminated.
Simplifications to the Accounting for Income Taxes
In December 2019, the FASB issued amendments to simplify the accounting for income taxes. The amendments eliminate certain exceptions in the existing guidance including those related to intraperiod tax allocation and deferred tax liability recognition when a subsidiary meets the criteria to apply the equity method of accounting. The amendments require recognition of the effect of an enacted change in tax laws or rates in the period that includes the enactment date, provide an option to not allocate taxes to a legal entity that is not subject to tax as well as other minor changes. The amendments are effective for
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reporting periods beginning after December 15, 2020. The new guidance specifies which amendments should be applied prospectively, retrospectively or on a modified retrospective basis through a cumulative-effect adjustment to retained income as of the beginning of the year of adoption. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
3. Supplemental Cash Flow Information
Non-cash investing activities include $412 thousand, $8.0 million and $8.2 million related to mergers and exchanges completed with equity securities, fixed income securities and modifications of certain mortgage loans in 2020, 2019 and 2018, respectively.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $76.4 million, $158.1 million and $69.8 million as of December 31, 2020, 2019 and 2018, respectively, and are reported in other liabilities and accrued expenses.
The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Net change in proceeds managed
Net change in short-term investments	$81,718	$(88,323)	$(10,721)
Operating cash flow provided (used)	$81,718	$(88,323)	$(10,721)

Net change in liabilities
Liabilities for collateral, beginning of year	$(158,111)	$(69,788)	$(59,067)
Liabilities for collateral, end of year	(76,393)	(158,111)	(69,788)
Operating cash flow (used) provided	$(81,718)	$88,323	$10,721
4. Related Party Transactions
Business operations
The Company uses services performed by AIC, ALIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 14), allocated to the Company were $38.0 million, $45.0 million and $46.2 million in 2020, 2019 and 2018, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.58 billion and $1.42 billion as of December 31, 2020 and 2019, respectively. Reserves recorded by the Company for annuities that are guaranteed by ALIC were $557.2 million and $559.5 million as of December 31, 2020 and 2019, respectively.
Broker-Dealer agreements
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $380 thousand, $317 thousand and $215 thousand in 2020, 2019 and 2018, respectively.
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The Company has a service agreement with Allstate Distributors, LLC (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $9 thousand, $3 thousand and $5 thousand in 2020, 2019 and 2018, respectively.
Reinsurance
The Company has reinsurance agreements with ALIC whereby a portion of the Company’s premiums and policy benefits are ceded to ALIC (see Note 9).
The Company has a reinsurance treaty (the “structured settlement annuity reinsurance agreement”) through which it cedes reinvestment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company’s investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.3 million, $4.2 million and $3.4 million in 2020, 2019 and 2018, respectively. The Company received settlements from ALIC of $21.7 million, $1.0 million and zero in 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the carrying value of the structured settlement reinsurance treaty was $313.9 million and $231.5 million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses as the treaty is recorded as a derivative instrument. In 2019, ALIC established a trust for the benefit of the Company and maintains it with assets equal to or greater than the Company’s statutory-basis cession. As of December 31, 2020 and 2019, the trust held $1.56 billion and $1.45 billion of investments, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Intercompany loan agreement
The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2020 or 2019.
5. Investments
Portfolio composition
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in thousands)	2020	2019
Fixed income securities, at fair value	$4,918,874	$4,434,362
Mortgage loans, net	621,702	733,258
Equity securities, at fair value	251,437	274,133
Limited partnership interests	343,251	386,310
Short-term investments, at fair value	133,045	224,098
Policy loans	37,294	38,583
Other	8,097	5,237
Total	$6,313,700	$6,095,981
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Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2020
U.S. government and agencies	$134,490	$10,415	$—	$144,905
Municipal	402,728	141,825	—	544,553
Corporate	3,685,510	471,999	(3,782)	4,153,727
Foreign government	67,435	4,652	—	72,087
MBS	3,329	273	—	3,602
Total fixed income securities	$4,293,492	$629,164	$(3,782)	$4,918,874

December 31, 2019
U.S. government and agencies	$43,280	$9,534	$—	$52,814
Municipal	433,038	119,242	—	552,280
Corporate	3,400,471	277,338	(2,564)	3,675,245
Foreign government	133,635	6,531	—	140,166
MBS	12,683	1,174	—	13,857
Total fixed income securities	$4,023,107	$413,819	$(2,564)	$4,434,362
Scheduled maturities
The scheduled maturities for fixed income securities are as follows:

($ in thousands)	As of December 31, 2020
	Amortized cost, net	Fair value
Due in one year or less	$236,261	$241,561
Due after one year through five years	1,259,325	1,348,880
Due after five years through ten years	1,686,785	1,900,883
Due after ten years	1,107,792	1,423,948
	4,290,163	4,915,272
MBS	3,329	3,602
Total	$4,293,492	$4,918,874
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. MBS is shown separately because of potential prepayment of principal prior to contractual maturity dates.
Net investment income
Net investment income for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$188,432	$208,816	$214,039
Mortgage loans	34,510	32,566	30,920
Equity securities	3,267	4,283	5,565
Limited partnership interests	817	15,348	43,365
Short-term investments	1,600	4,393	2,966
Policy loans	2,272	2,343	2,339
Investment income, before expense	230,898	267,749	299,194
Investment expense	(8,811)	(11,743)	(11,311)
Net investment income	$222,087	$256,006	$287,883

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Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$(2,190)	$1,389	$(1,306)
Mortgage loans	(9,390)	—	466
Equity securities	36,110	40,780	(16,364)
Limited partnership interests	3,520	5,383	(3,895)
Derivatives	100,412	59,087	638
Short-term investments	(197)	(12)	(93)
Realized capital gains (losses)	$128,265	$106,627	$(20,554)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Sales	$(1,861)	$4,698	$(1,548)
Credit losses (1)	(10,388)	(169)	(285)
Valuation of equity investments (2)	40,102	43,011	(19,359)
Valuation and settlements of derivative instruments	100,412	59,087	638
Realized capital gains (losses)	$128,265	$106,627	$(20,554)
____________________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Gross realized gains	$3,165	$4,863	$4,397
Gross realized losses	(5,099)	(3,305)	(5,418)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2020 and 2019, respectively.

	For the years ended December 31,
($ in thousands)	2020	2019
Equity securities	$39,830	$29,558
Limited partnership interests carried at fair value	13,787	9,165
Total	$53,617	$38,723
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities:
MBS	$(255)	$(169)	$(285)
Total fixed income securities	(255)	(169)	(285)
Mortgage loans	(9,691)	—	—
Limited partnership interests	(538)	—	—
Total credit losses by asset type	(10,484)	(169)	(285)
Liabilities
Commitments to fund commercial mortgage loans	97	—	—
Total	$(10,387)	$(169)	$(285)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.
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Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2020		Gains	Losses
Fixed income securities	$4,918,874	$629,164	$(3,782)	$625,382
Short-term investments	133,045	76	(1)	75
EMA limited partnerships (1)				(350)
Unrealized net capital gains and losses, pre-tax				625,107
Amounts recognized for:
Insurance reserves (2)				(321,591)
DAC and DSI (3)				(36,668)
Amounts recognized				(358,259)
Deferred income taxes				(56,038)
Unrealized net capital gains and losses, after-tax				$210,810

December 31, 2019
Fixed income securities	$4,434,362	$413,819	$(2,564)	$411,255
Short-term investments	224,098	4	(17)	(13)
EMA limited partnerships				(205)
Unrealized net capital gains and losses, pre-tax				411,037
Amounts recognized for:
Insurance reserves				(231,357)
DAC and DSI				(21,820)
Amounts recognized				(253,177)
Deferred income taxes				(33,151)
Unrealized net capital gains and losses, after-tax				$124,709
____________________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuity with life contingencies).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.
Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$214,127	$256,021	$(212,483)
Short-term investments	88	(9)	9
EMA limited partnerships	(145)	(155)	(40)
Total	214,070	255,857	(212,514)
Amounts recognized for:
Insurance reserves	(90,234)	(150,729)	141,714
DAC and DSI	(14,848)	(19,543)	6,780
Amounts recognized	(105,082)	(170,272)	148,494
Deferred income taxes	(22,887)	(17,973)	13,445
Increase (decrease) in unrealized net capital gains and losses, after-tax	$86,101	$67,612	$(50,575)
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Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled $621.7 million and $733.3 million, net of credit loss allowance, as of December 31, 2020 and 2019, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2020	2019
Texas	23.9%	19.9%
California	15.8	16.7
North Carolina	9.3	8.2
Utah	6.7	5.9
New Jersey	4.2	5.6
Nevada	2.9	5.8
Illinois	2.0	5.5
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2020	2019
Apartment complex	30.6%	32.6%
Office buildings	28.4	27.4
Retail	16.6	15.6
Warehouse	13.2	16.5
Other	11.2	7.9
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2020 are as follows:

($ in thousands)	Number of loans	Amortized cost, net	Percent
2021	6	$44,345	7.1%
2022	8	46,326	7.5
2023	11	82,043	13.2
2024	12	97,143	15.6
Thereafter	46	351,845	56.6
Total	83	$621,702	100.0%
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
The carrying value for limited partnership interest as of December 31 is as follows:

	2020			2019
($ in thousands)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$204,573	$107,500	$312,073	$251,154	$107,500	$358,654
Real estate	15,814	987	16,801	15,357	1,566	16,923
Other (1)	14,377	—	14,377	10,733	—	10,733
Total	$234,764	$108,487	$343,251	$277,244	$109,066	$386,310
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.

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Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $544.6 million and $552.3 million as of December 31, 2020 and 2019, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2020	2019
California	35.2%	33.3%
Oregon	11.6	10.6
Texas	10.9	10.8
Illinois	8.7	8.0
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2020 and 2019, the fair value of short-term investments totaled $133.0 million and $224.1 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of December 31, 2020 and 2019, the carrying value of policy loans totaled $37.3 million and $38.6 million, respectively.
Other investments
Other investments consist of derivatives. Derivatives are carried at fair value. As of December 31, 2020 and 2019, the fair value of derivatives totaled $8.1 million and $5.2 million, respectively.
Concentration of credit risk
As of December 31, 2020, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2020 and 2019, fixed income and equity securities with a carrying value of $73.8 million and $152.3 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $235 thousand, $342 thousand and $286 thousand in 2020, 2019 and 2018, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $471.8 million and $406.0 million as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, fixed income securities with a carrying value of $2.1 million were on deposit with regulatory authorities as required by law.
As of December 31, 2020, there were no fixed income securities or other investments that were non-income producing.
Portfolio monitoring and credit losses
Fixed income securities The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security that may require a credit loss allowance.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, any existing credit loss allowance would be written-off against the amortized cost basis of the asset along with any remaining unrealized losses, with incremental losses recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value based on the best estimate of future cash flows considering past events, current conditions and
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reasonable and supportable forecasts. The estimated future cash flows are discounted at the security’s current effective rate and is compared to the amortized cost of the security.
The determination of cash flow estimates is inherently subjective, and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security is considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, origination vintage year, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third-party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement.
If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, a credit loss allowance is recorded in earnings for the shortfall in expected cash flows; however, the amortized cost, net of the credit loss allowance, may not be lower than the fair value of the security. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
When a security is sold or otherwise disposed or when the security is deemed uncollectible and written off, the Company removes amounts previously recognized in the credit loss allowance. Recoveries after write-offs are recognized when received. Accrued interest excluded from the amortized cost of fixed income securities totaled $42.5 million as of December 31, 2020 and is reported within the accrued investment income line of the Statements of Financial Position. The Company monitors accrued interest and writes off amounts when they are not expected to be received.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below internally established thresholds. The process also includes the monitoring of other credit loss indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential credit losses using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of credit losses for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value requires a credit loss allowance are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the extent to which the fair value has been less than amortized cost.
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in thousands)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(255)
Reduction of allowance related to sales	255
Write-offs	—
Ending balance	$—
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The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2020
Fixed income securities
Corporate	46	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
MBS	1	—	—	—	—	—	—
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
Investment grade fixed income securities	20	$111,172	$(1,883)	—	$—	$—	$(1,883)
Below investment grade fixed income securities	27	43,242	(1,101)	9	15,133	(798)	(1,899)
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)

December 31, 2019
Fixed income securities	3
Corporate	44	104,484	(815)	17	31,900	(1,749)	(2,564)
MBS	2	38	—	2	1	—	—
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)
Investment grade fixed income securities	22	$82,142	$(347)	3	$9,845	$(130)	$(477)
Below investment grade fixed income securities	24	22,380	(468)	16	22,056	(1,619)	(2,087)
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)

The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2020.

($ in thousands)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(1,883)	$(1,635)	$(3,518)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	—	(264)	(264)
Total unrealized losses	$(1,883)	$(1,899)	$(3,782)
_______________
(1)Below investment grade fixed income securities include $1.1 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third-party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
MBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2020, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
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Mortgage loans The Company establishes a credit loss allowance for mortgage loans when they are originated, and for unfunded commitments unless they are unconditionally cancellable by the Company. The Company uses a probability of default and loss given default model to estimate current expected credit losses that considers all relevant information available including past events, current conditions, and reasonable and supportable forecasts over the life of an asset. The Company also considers such factors as historical losses, expected prepayments and various economic factors, origination vintage year and property level information such as debt service coverage, property type, property location and collateral value.
Mortgage loans are evaluated on a pooled basis when they share similar risk characteristics. The Company monitors these loans through a quarterly credit monitoring process to determine when they no longer share similar risk characteristics and are to be evaluated individually when estimating credit losses.
Mortgage loans are written off against their corresponding allowances when there is no reasonable expectation of recovery. If a loan recovers after a write-off, the estimate of expected credit losses includes the expected recovery.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on mortgage loans on non-accrual status are generally recorded as a reduction of amortized cost.
Accrued interest is excluded from the amortized cost of loans and is reported within the accrued investment income line of the Statements of Financial Position. As of December 31, 2020, accrued interest totaled $2.0 million for mortgage loans.
When it is determined a mortgage loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as using collateral value less estimated costs to sell where applicable, including when foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. When collateral value is used, the mortgage loans may not have a credit loss allowance when the fair value of the collateral exceeds the loan’s amortized cost. An alternative approach may be utilized to estimate credit losses using the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Individual loan credit loss allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell, when applicable, or present value of the loan’s expected future repayment cash flows.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loan credit loss allowances are estimated. Debt service coverage ratio represents the amount of estimated cash flow from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in thousands)	2020							2019
	2015 and prior	2016	2017	2018	2019	Current	Total	Total
Below 1.0	$—	$—	$—	$—	$—	$—	$—	$—
1.0 - 1.25	31,451	—	16,187	5,000	14,078	13,800	80,516	48,780
1.26 - 1.50	79,681	6,290	27,786	12,009	52,456	—	178,222	221,384
Above 1.50	171,774	60,568	13,216	61,913	53,586	13,000	374,057	463,094
Amortized cost before allowance	$282,906	$66,858	$57,189	$78,922	$120,120	$26,800	$632,795	$733,258
Allowance (1)							(11,093)	—
Amortized cost, net							$621,702	$733,258
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior valuation allowance is now presented as an allowance for expected credit losses.
Payments on all mortgage loans were current as of December 31, 2020, 2019 and 2018. During the fourth quarter of 2020, the Company sold $50.1 million of mortgage loans, net of a $4.7 million credit loss allowance, resulting in a net realized capital gain of $238 thousand.
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The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(6,129)
Net increases related to credit losses	(9,691)
Reduction of allowance related to sales	4,727
Write-offs	—
Ending balance	$(11,093)
6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:    Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2:    Assets and liabilities whose values are based on the following:
(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3:    Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy.  The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third- party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
    The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy:
(1) Specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
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(2) Quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including mortgage loans and policy loans, and these are only included in the fair value hierarchy disclosure when the individual investment is reported at fair value.
In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant inputs and valuation techniques for Level 2 and Level 3 assets and liabilities measured at fair value on a recurring basis
Level 2 measurements
•Fixed income securities:
U.S. government and agencies, municipal, corporate - public and foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Privately placed are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Corporate - privately placed also includes redeemable preferred stock that are valued using quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.
MBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads. Residential MBS includes prepayment speeds as a primary input for valuation.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.
•Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
•Other investments:  Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including foreign exchange forward contracts and options, are valued using models that rely on inputs such as currency rates that are observable for substantially the full term of the contract.  The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements
•Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third-party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and privately placed and ABS: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs for corporate fixed income securities include an interest
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rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.
•Other investments: Certain OTC derivatives, such as interest rate caps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves.
•Other assets: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument that is valued internally. The model primarily uses stochastically determined cash flows, ultimate reinvestment spreads and applicable market data, such as interest rate and volatility assumptions. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.
•Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2020, the Company has commitments to invest $23.9 million in these limited partnership interests.
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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$102,167	$42,738	$—		$144,905
Municipal	—	528,272	16,281		544,553
Corporate - public	—	3,122,120	5,560		3,127,680
Corporate - privately placed	—	1,021,072	4,975		1,026,047
Foreign government	—	72,087	—		72,087
MBS	—	3,602	—		3,602
Total fixed income securities	102,167	4,789,891	26,816		4,918,874
Equity securities	243,076	590	7,771		251,437
Short-term investments	112,293	20,752	—		133,045
Other investments: Free-standing derivatives	—	8,451	23	$(377)	8,097
Separate account assets	286,751	—	—		286,751
Other assets	—	—	313,900		313,900
Total recurring basis assets	$744,287	$4,819,684	$348,510	$(377)	$5,912,104
% of total assets at fair value	12.6%	81.5%	5.9%	—%	100.0%

Investments reported at NAV					108,487
Total					$6,020,591

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(20,193)		$(20,193)
Other liabilities: Free-standing derivatives	—	(5,808)	—	$287	(5,521)
Total recurring basis liabilities	$—	$(5,808)	$(20,193)	$287	$(25,714)
% of total liabilities at fair value	—%	22.6%	78.5%	(1.1)%	100.0%

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$2,250	$50,564	$—		$52,814
Municipal	—	530,584	21,696		552,280
Corporate - public	—	2,688,680	5,221		2,693,901
Corporate - privately placed	—	962,072	19,272		981,344
Foreign government	—	140,166	—		140,166
MBS	—	13,857	—		13,857
Total fixed income securities	2,250	4,385,923	46,189		4,434,362
Equity securities	265,195	858	8,080		274,133
Short-term investments	124,763	99,335	—		224,098
Other investments: Free-standing derivatives	—	6,008	75	$(846)	5,237
Separate account assets	265,546	—	—		265,546
Other assets	—	—	231,491		231,491
Total recurring basis assets	$657,754	$4,492,124	$285,835	$(846)	$5,434,867
% of total assets at fair value	12.1%	82.6%	5.3%	—%	100.0%

Investments reported at NAV					109,066
Total					$5,543,933

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(16,653)		$(16,653)
Other liabilities: Free-standing derivatives	—	(2,920)	—	$15	(2,905)
Total recurring basis liabilities	$—	$(2,920)	$(16,653)	$15	$(19,558)
% of total liabilities at fair value	—%	15.0%	85.1%	(0.1)%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2020
Other assets – Structured settlement annuity reinsurance agreement	$313,900	Stochastic cash flow model	Ultimate reinvestment spreads	119.0 - 226.0 basis points	170.3 basis points
Derivatives embedded in life contracts – equity-indexed and forward starting options	$(19,478)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.01%
December 31, 2019
Other assets – Structured settlement annuity reinsurance agreement	$231,491	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 203.6 basis points	165.7 basis points
Derivatives embedded in life contracts - equity indexed and forward starting options	$(14,239)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.00%

If the ultimate reinvestment spreads increased (decreased), it would result in a lower (higher) fair value for the structured settlement annuity reinsurance agreement. The embedded derivatives are equity-indexed and forward starting options in certain life products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
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As of December 31, 2020 and 2019, Level 3 fair value measurements of fixed income securities total $26.8 million and $46.2 million, respectively, and include $9.6 million and $8.4 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As the Company does not develop the Level 3 fair value unobservable inputs for these fixed income securities, they are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$21,696	$(30)	$87	$6,013	$(10,619)	$—	$(866)	$—	$—	$16,281
Corporate - public	5,221	1	338	—	—	—	—	—	—	5,560
Corporate - privately placed	19,272	11	(168)	2,141	(11,130)	—	(4,685)	—	(466)	4,975
Total fixed income securities	46,189	(18)	257	8,154	(21,749)	—	(5,551)	—	(466)	26,816
Equity securities	8,080	(310)	—	—	—	1	—	—	—	7,771
Free-standing derivatives, net	75	(38)	—	—	—	25	—	—	(39)	23	(1)
Other assets	231,491	82,409	—	—	—	—	—	—	—	313,900
Total recurring Level 3 assets	$285,835	$82,043	$257	$8,154	$(21,749)	$26	$(5,551)	$—	$(505)	$348,510
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
Total recurring Level 3 liabilities	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
____________________
(1)Comprises $23 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(1,467)	$83,510	$1,699	$(3,521)	$80,221
27

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$20,821	$—	$1,695	$—	$—	$—	$(820)	$—	$—	$21,696
Corporate - public	6,761	1	542	—	(2,083)	—	—	—	—	5,221
Corporate - privately placed	11,190	6	422	13,987	—	—	—	—	(6,333)	19,272
Total fixed income securities	38,772	7	2,659	13,987	(2,083)	—	(820)	—	(6,333)	46,189
Equity securities	12,162	2,653	—	—	(16)	210	(6,768)	—	(161)	8,080
Free-standing derivatives, net	394	(200)	—	—	—	18	—	—	(137)	75	(1)
Other assets	169,386	62,105	—	—	—	—	—	—	—	231,491
Total recurring Level 3 assets	$220,714	$64,565	$2,659	$13,987	$(2,099)	$228	$(7,588)	$—	$(6,631)	$285,835
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
Total recurring Level 3 liabilities	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
____________________
(1)Comprises $75 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901

28

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—	$—	$—	$—	$—	$20,821
Corporate - public	7,312	1	(383)	—	—	—	—	—	(169)	6,761
Corporate - privately placed	55,979	4	(639)	—	(22,957)	—	—	—	(21,197)	11,190
ABS	15,205	—	(205)	—	—	—	—	—	(15,000)	—
Total fixed income securities	99,674	5	(1,584)	—	(22,957)	—	—	—	(36,366)	38,772
Equity securities	7,159	2,600	(5)	—	—	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	336	65	—	—	—	66	—	—	(73)	394	(1)
Other assets	166,290	3,096	—	—	—	—	—	—	—	169,386
Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)	$3,789	$(1,315)	$—	$(36,439)	$220,714
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
____________________
(1)Comprises $394 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6,761
Transfers into Level 3 during 2020, 2019 and 2018 included situations where a quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers into Level 3 during 2019 also included derivatives embedded in equity-indexed universal life contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
Transfers out of Level 3 during 2020, 2019 and 2018 included situations where a broker quote was used in the prior period and a quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
29

    The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2020	2019	2018
Assets
Fixed income securities:
Municipal	$(30)	$—	$—
Corporate - public	1	1	1
Corporate - privately placed	2	2	2
Total fixed income securities	(27)	3	3
Free-standing derivatives, net	(38)	(200)	65
Equity securities	(310)	82	2,594
Other assets	82,409	62,105	3,096
Total recurring Level 3 assets	$82,034	$61,990	$5,758

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(1,822)	$(1,664)	$995
Total recurring Level 3 liabilities	$(1,822)	$(1,664)	$995
Total included in net income	$80,212	$60,326	$6,753

Components of net income
Net investment income	$(1,467)	$(535)	$3
Realized capital gains (losses)	83,501	62,525	5,755
Contract benefits	1,699	987	(326)
Interest credited to contractholder funds	(3,521)	(2,651)	1,321
Total included in net income	$80,212	$60,326	$6,753

Assets
Municipal	$87
Corporate - public	338
Corporate - privately placed	27
Changes in unrealized net capital gains and losses reported in OCI (1)	$452
___________________
(1)Effective January 1, 2020, the Company adopted the fair value accounting standard that prospectively requires the disclosure of valuation changes reported in OCI.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in thousands)		December 31, 2020		December 31, 2019
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$621,702	$660,862	$733,258	$764,201

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$1,504,295	$1,735,933	$1,605,574	$1,730,341
Liability for collateral	Level 2	76,393	76,393	158,111	158,111
___________________
(1)Represents the amounts reported on the Statements of Financial Position.
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations and foreign currency fluctuations.
Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Futures and options are used for hedging the equity exposure contained in the Company’s equity-indexed life product
30

contracts that offer equity returns to contractholders. Foreign currency forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts, and equity options in life product contracts, which provide returns linked to equity indices to contractholders.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2020. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$13,100	n/a	$23	$23	$—
Equity and index contracts
Options	Other investments	n/a	132	8,000	8,000	$—
Foreign currency contracts
Foreign currency forwards	Other investments	3,513	n/a	(200)	17	(217)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	1	313,900	313,900	—
Total asset derivatives		$16,613	133	$321,723	$321,940	$(217)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	132	$(5,411)	$—	$(5,411)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	11,071	n/a	250	430	(180)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	18,322	n/a	(423)	—	(423)
Guaranteed withdrawal benefits	Contractholder funds	14,146	n/a	(292)	—	(292)
Equity-indexed options in life product contracts	Contractholder funds	52,340	n/a	(19,478)	—	(19,478)
Total liability derivatives		95,879	132	(25,354)	$430	$(25,784)
Total derivatives		$112,492	265	$296,369
_________________
(1)Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

31

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2019. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Equity and index contracts
Options	Other investments	n/a	140	$5,232	$5,232	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	—	231,491	231,491	—
Total asset derivatives			140	$236,723	$236,723	$—

Liability derivatives
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$13,400	n/a	$75	$75	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	139	(2,832)	—	(2,832)
Futures	Other liabilities & accrued expenses	n/a	1	—	—	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	17,984	n/a	683	771	(88)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	23,629	n/a	(1,987)	—	(1,987)
Guaranteed withdrawal benefits	Contractholder funds	15,369	n/a	(427)	—	(427)
Equity-indexed options in life product contracts	Contractholder funds	43,855	n/a	(14,239)	—	(14,239)
Total liability derivatives		114,237	140	(18,727)	$846	$(19,573)
Total derivatives		$114,237	280	$217,996
The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2020
Asset derivatives	$470	$(647)	$270	$93	$—	$93
Liability derivatives	(397)	647	(360)	(110)	—	(110)

December 31, 2019
Asset derivatives	$846	$(846)	$—	$—	$—	$—
Liability derivatives	(88)	846	(831)	(73)	—	(73)

32

The following tables present gains and losses from valuation and settlements reported on derivatives in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2020
Interest rate contracts	$(37)	$—	$—	$(37)
Equity and index contracts	(1)	—	845	844
Embedded derivative financial instruments	—	1,699	(5,239)	(3,540)
Foreign currency contracts	(304)	—	—	(304)
Other contracts - structured settlement annuity reinsurance agreement	100,754	—	—	100,754
Total	$100,412	$1,699	$(4,394)	$97,717

2019
Interest rate contracts	$(200)	$—	$—	$(200)
Equity and index contracts	1	—	1,987	1,988
Embedded derivative financial instruments	—	987	(3,711)	(2,724)
Foreign currency contracts	364	—	—	364
Other contracts - structured settlement annuity reinsurance agreement	58,922	—	—	58,922
Total	$59,087	$987	$(1,724)	$58,350

2018
Interest rate contracts	$65	$—	$—	$65
Equity and index contracts	—	—	(768)	(768)
Embedded derivative financial instruments	—	(326)	1,321	995
Foreign currency contracts	887	—	—	887
Other contracts - structured settlement annuity reinsurance agreement	(314)	—	—	(314)
Total	$638	$(326)	$553	$865
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2020, counterparties pledged $360 thousand in collateral to the Company, and the Company pledged $270 thousand in cash and securities to counterparties posted under MNAs for contracts without credit-risk contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2020				2019
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$8,341	$349	$—	2	$30,670	$770	$—
_________________
(1)Allstate uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.
33

For certain exchange traded derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2020, the Company pledged $400 thousand in the form of margin deposits.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent cross-default provisions. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments.
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2020	2019
Gross liability fair value of contracts containing credit-risk-contingent features	$101	$83
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(70)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$99	$13
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in thousands)	2020	2019
Commitments to invest in limited partnership interests	$98,858	$127,515
Commitments to extend mortgage loans	—	13,000
Private placement commitments	21	15,000
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments is insignificant.
Private placement commitments represent commitments to purchase private placement private debt and equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
34

8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2020	2019
Immediate fixed annuities:
Structured settlement annuities	$2,347,415	$2,051,363
Other immediate fixed annuities	58,832	61,039
Traditional life insurance	273,067	265,971
Accident and health insurance	18,218	32,261
Other	851	1,175
Total reserve for life-contingent contract benefits	$2,698,383	$2,411,809
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of expected future benefits and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 1.4% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).
In the third quarter of 2020, the premium deficiency evaluation of the Company’s immediate annuities with life contingencies resulted in a premium deficiency reserve of $196.0 million. The long-term investment yield assumption was lowered, which resulted in the prior sufficiency changing to a deficiency. The deficiency was recognized as an increase in the reserve for life contingent contract benefits. The original assumptions used to establish reserves were updated to reflect current assumptions, and the primary changes included mortality expectations, where annuitants are living longer than originally anticipated, and long-term investment yields. In 2019, the Company’s reviews concluded that no premium deficiency adjustments were necessary.
To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, an insurance reserves adjustment is recorded for certain immediate annuities with life contingencies. This liability is included in the reserve for life-contingent contract benefits with respect to this unrealized deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. This liability was $321.6 million and $231.4 million as of December 31, 2020 and 2019, respectively.
35

As of December 31, contractholder funds consist of the following:

($ in thousands)	2020	2019
Interest-sensitive life insurance	$773,531	$756,995
Investment contracts:
Fixed annuities	1,639,591	1,741,488
Other investment contracts	51,648	49,485
Total contractholder funds	$2,464,770	$2,547,968
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 8.3% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.6% to 7.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related variable annuity or interest-sensitive life contract
_______________________
(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$2,547,968	$2,681,300	$2,874,884
Deposits	104,355	104,850	107,606
Interest credited	83,769	86,338	91,430
Benefits	(102,483)	(104,681)	(114,006)
Surrenders and partial withdrawals	(100,697)	(152,898)	(190,873)
Contract charges	(76,801)	(75,879)	(75,483)
Net transfers (to) from separate accounts	(84)	88	256
Other adjustments	8,743	8,850	(12,514)
Balance, end of year	$2,464,770	$2,547,968	$2,681,300
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $237.9 million and $222.2 million of equity, fixed income and balanced mutual funds and $22.3 million and $21.7 million of money market mutual funds as of December 31, 2020 and 2019, respectively.

36

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in thousands)	As of December 31,
	2020	2019
In the event of death
Separate account value	$260,159	$243,833
Net amount at risk (1)	$4,081	$4,392
Average attained age of contractholders	71 years	68 years
At annuitization (includes income benefit guarantees)
Separate account value	$21,409	$18,849
Net amount at risk (2)	$1,674	$1,750
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$13,999	$15,173
Net amount at risk (3)	$234	$421
Accumulation at specified dates
Separate account value	$18,285	$24,033
Net amount at risk (4)	$117	$224
Weighted average waiting period until guarantee date	2 years	3 years
________________________
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

37

The following table summarizes the liabilities for guarantees.

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885
Less reinsurance recoverables	1,189	333	2,414	3,936
Net balance as of December 31, 2019	32,946	3	—	32,949
Incurred guarantee benefits	6,041	—	—	6,041
Paid guarantee benefits	(745)	—	—	(745)
Net change	5,296	—	—	5,296
Net balance as of December 31, 2020	38,242	3	—	38,245
Plus reinsurance recoverables	877	267	715	1,859
Balance, December 31, 2020	$39,119	$270	$715	$40,104

Balance, December 31, 2018	$30,674	$572	$3,401	$34,647
Less reinsurance recoverables	1,752	568	3,401	5,721
Net balance as of December 31, 2018	28,922	4	—	28,926
Incurred guarantee benefits	4,412	(1)	—	4,411
Paid guarantee benefits	(388)	—	—	(388)
Net change	4,024	(1)	—	4,023
Net balance as of December 31, 2019	32,946	3	—	32,949
Plus reinsurance recoverables	1,189	333	2,414	3,936
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in thousands)	2020	2019	2018
Variable annuity
Death benefits	$851	$1,174	$1,752
Income benefits	267	333	568
Accumulation benefits	423	1,987	3,003
Withdrawal benefits	292	427	398
Other guarantees	38,271	32,964	28,926
Total	$40,104	$36,885	$34,647

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9. Reinsurance
The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
As of December 31, 2020 and 2019, for certain term life insurance policies, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance. Further, the Company cedes the mortality risk associated with coverage in excess of $2.0 million per life to ALIC. Prior to July 1, 2013, the Company ceded mortality risk in excess of $250 thousand per life to ALIC.
In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $162.9 million and $166.9 million as of December 31, 2020 and 2019, respectively, due from Prudential related to the disposal of its variable annuity business that was effected through reinsurance agreements.
The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Premiums and contract charges	$4,750	$4,797	$5,189
Contract benefits	(1,524)	(890)	1,459
Interest credited to contractholder funds	4,503	4,307	4,533
Operating costs and expenses	712	867	868
As of December 31, 2020 and 2019, the Company had reinsurance recoverables of $282 thousand and $579 thousand, respectively, due from a subsidiary of Citigroup (Triton Insurance Company) and Scottish Re (U.S.), Inc. in connection with the disposition of the direct response distribution business in 2003.
As of December 31, 2020, the gross life insurance in force was $42.27 billion of which $433.3 million and $7.90 billion were ceded to affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$174,812	$203,614	$199,289
Assumed - non-affiliate	588	697	685
Ceded
Affiliate	(2,308)	(2,186)	(1,972)
Non-affiliate	(15,674)	(16,359)	(17,361)
Premiums and contract charges, net of reinsurance	$157,418	$185,766	$180,641
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$445,983	$272,200	$248,008
Assumed - non-affiliate	324	500	586
Ceded
Affiliate	(945)	(2,354)	(55)
Non-affiliate	(10,721)	(11,333)	(10,961)
Contract benefits, net of reinsurance	$434,641	$259,013	$237,578
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Direct	$88,814	$90,758	$96,002
Assumed - non-affiliate	13	13	13
Ceded - non-affiliate	(4,503)	(4,307)	(4,533)
Interest credited to contractholder funds, net of reinsurance	$84,324	$86,464	$91,482
In addition to amounts included in the table above are reinsurance premiums ceded to ALIC of $3.3 million, $4.2 million and $3.4 million and settlements received from ALIC of $21.7 million, $1.0 million and zero in 2020, 2019 and 2018, respectively, under the terms of the structured settlement annuity reinsurance agreement (see Note 4).
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The following table shows the rollforward of the credit loss allowance for reinsurance recoverables for the year ended December 31.

($ in thousands)	2020
Beginning balance	$(34)
Cumulative effect of change in accounting principle	(621)
Decrease in the provision for credit losses	31
Write-offs	—
Ending Balance	$(624)

10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$124,118	$155,887	$146,333
Acquisition costs deferred	11,175	16,771	19,577
Amortization charged to income	(20,346)	(30,396)	(16,299)
Effect of unrealized gains and losses	(13,735)	(18,144)	6,276
Balance, end of year	$101,212	$124,118	$155,887
DSI activity, which primarily relates to interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$1,776	$2,391	$2,278
Sales inducements deferred	64	125	128
Amortization charged to income	(619)	(251)	(181)
Effect of unrealized gains and losses	549	(489)	166
Balance, end of year	$1,770	$1,776	$2,391

11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of December 31, 2020 and 2019, the liability balance included in other liabilities and accrued expenses was $758 thousand and $759 thousand, respectively. The related premium tax offsets included in other assets were $911 thousand and $916 thousand as of December 31, 2020 and 2019, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
The aggregate liability balance related to all guarantees was not material as of December 31, 2020.

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Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
The Company joins with the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
The Internal Revenue Service (“IRS”) has completed its exam of the Allstate Group’s 2013 through 2016 federal income tax returns. The 2017 and 2018 audit cycle is expected to begin in the first quarter of 2021. Any adjustments that may result from IRS examinations of the Allstate Group’s tax return are not expected to have a material effect on the financial statements.
The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements.
The Company had no liability for unrecognized tax benefits as of December 31, 2020, 2019 or 2018, and believes that the unrecognized tax benefits balance will not materially increase within the next twelve months.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2020	2019
Deferred tax assets
Accrued liabilities	$25	$25
Unrealized foreign currency translation adjustments on limited partnerships	—	317
Other assets	148	20
Total deferred tax assets	173	362
Deferred tax liabilities
Investments	(96,249)	(78,081)
Unrealized net capital gains	(56,038)	(33,151)
DAC	(11,521)	(14,447)
Life and annuity reserves	(2,483)	(29,048)
Unrealized foreign currency translation adjustments on limited partnerships	(180)	—
Other liabilities	(583)	(484)
Total deferred tax liabilities	(167,054)	(155,211)
Net deferred tax liability	$(166,881)	$(154,849)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
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The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Current	$(2,078)	$36,766	$11,257
Deferred	(9,915)	(5,840)	1,570
Total income tax (benefit) expense	$(11,993)	$30,926	$12,827
The Company paid income taxes of $37.2 million, $1.0 million and $16.0 million in 2020, 2019 and 2018, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2020	2019	2018
Statutory federal income tax rate - (benefit) expense	(21.0)%	21.0%	21.0%
State income taxes	3.7	1.8	5.4
Adjustments to prior year tax liabilities	(1.1)	1.4	(0.1)
Tax Legislation benefit	—	—	(3.9)
Other	(0.4)	(0.1)	(0.3)
Effective income tax rate - (benefit) expense	(18.8)%	24.1%	22.1%
13. Statutory Financial Information and Dividend Limitations
The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (“NYDFS”). Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the NYDFS. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net (loss) income was $(66.1) million, $(34.0) million and $68.0 million in 2020, 2019 and 2018, respectively. Statutory capital and surplus was $555.9 million and $614.2 million as of December 31, 2020 and 2019, respectively.
Dividend Limitations
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the NYDFS is limited to formula amounts based on capital and surplus and net gain from operations excluding realized capital gains and losses, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2020. The Company cannot pay dividends without prior NYDFS approval at any given point in time during 2021. Any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which totaled $317.7 million as of December 31, 2020, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of the Company were $643.6 million and $92.1 million, respectively, as of December 31, 2020.
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14. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans and other postretirement plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The Corporation also provides a medical coverage subsidy for eligible employees hired before January 1, 2003, including their eligible dependents, when they retire. In September 2020, the Corporation announced it will eliminate the medical coverage subsidy effective January 1, 2021 for employees who are not eligible to retire as of December 31, 2020. The cost allocated to the Company for these plans was $303 thousand, $609 thousand and $439 thousand in 2020, 2019 and 2018, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation. The cost allocated to the Company for the Allstate Plan was $743 thousand, $953 thousand and $1.0 million in 2020, 2019 and 2018, respectively.
15. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2020			2019			2018
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$106,690	$(22,404)	$84,286	$86,980	$(18,266)	$68,714	$(65,379)	$13,730	$(51,649)
Less: reclassification adjustment of realized capital gains and losses	(2,298)	483	(1,815)	1,395	(293)	1,102	(1,359)	285	(1,074)
Unrealized net capital gains and losses	108,988	(22,887)	86,101	85,585	(17,973)	67,612	(64,020)	13,445	(50,575)
Unrealized foreign currency translation adjustments	1,923	(404)	1,519	(3,963)	832	(3,131)	124	(26)	98
Other comprehensive income (loss)	$110,911	$(23,291)	$87,620	$81,622	$(17,141)	$64,481	$(63,896)	$13,419	$(50,477)

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`ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2020

($ in thousands)	Cost/ amortized cost	Fair value	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$134,490	$144,905	$144,905
States, municipalities and political subdivisions	402,728	544,553	544,553
Foreign governments	67,435	72,087	72,087
Public utilities	683,019	789,742	789,742
All other corporate bonds	3,002,491	3,363,985	3,363,985
Mortgage-backed securities	3,329	3,602	3,602
Total fixed maturities	4,293,492	$4,918,874	4,918,874

Equity securities:
Common stocks:
Public utilities	4,299	$5,794	5,794
Banks, trusts and insurance companies	19,835	27,477	27,477
Industrial, miscellaneous and all other	156,462	215,930	215,930
Nonredeemable preferred stocks	1,665	2,236	2,236
Total equity securities	182,261	$251,437	251,437

Mortgage loans on real estate (none acquired in satisfaction of debt)	621,702	$660,862	621,702
Policy loans	37,294		37,294
Derivative instruments	8,097	$8,097	8,097
Limited partnership interests	343,251		343,251
Short-term investments	132,970	$133,045	133,045
Total investments	$5,619,067		$6,313,700
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ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2020
Life insurance in force	$41,853,809	$8,329,864	$416,082	$33,940,027	1.2%

Premiums and contract charges:
Life insurance	$156,594	$17,131	$588	$140,051	0.4%
Accident and health insurance	18,218	851	—	17,367	—%
Total premiums and contract charges	$174,812	$17,982	$588	$157,418	0.4%

Year ended December 31, 2019
Life insurance in force	$42,654,371	$8,581,710	$436,841	$34,509,502	1.3%

Premiums and contract charges:
Life insurance	$156,192	$17,595	$697	$139,294	0.5%
Accident and health insurance	47,422	950	—	46,472	—%
Total premiums and contract charges	$203,614	$18,545	$697	$185,766	0.4%

Year ended December 31, 2018
Life insurance in force	$42,502,450	$8,914,558	$455,594	$34,043,486	1.3%

Premiums and contract charges:
Life insurance	$154,016	$18,322	$685	$136,379	0.5%
Accident and health insurance	45,273	1,011	—	44,262	—%
Total premiums and contract charges	$199,289	$19,333	$685	$180,641	0.4%
__________________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2020, 2019 or 2018.

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ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in thousands)			Additions
Description	Balance as of beginning of period	Cumulative effect of change in accounting principle (1)	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2020
Allowance for credit losses on fixed income securities	$—	$—	$255	$—	$255	$—
Allowance for credit losses on mortgage loans	—	6,129	9,691	—	4,727	11,093
Allowance for credit losses on reinsurance recoverables	34	621	—	—	31	624
Allowance for credit losses on other assets	4,259	—	—	—	129	4,130
Allowance for credit losses on commitments to fund mortgage loans	—	97	—	—	97	—

Year ended December 31, 2019
Allowance for reinsurance recoverables	$—		$34	$—	$—	$34
Allowance for estimated losses on mortgage loans	—		—	—	—	—

Year ended December 31, 2018
Allowance for estimated losses on mortgage loans	$—		$—	$—	$—	$—
(1)Effective January 1, 2020, the Company adopted the measurement of credit losses on financial instruments accounting standard that primarily affected mortgage loans and reinsurance recoverables.

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